UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Equity-Income Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.55%
Actual		$ 1,000.00	$ 1,084.50	$ 2.85
HypotheticalA		$ 1,000.00	$ 1,022.13	$ 2.77
Service Class	.65%
Actual		$ 1,000.00	$ 1,083.70	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.27
Service Class 2.80%
Actual		$ 1,000.00	$ 1,083.60	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.02
Service Class 2R	.80%
Actual		$ 1,000.00	$ 1,082.80	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.02
Investor Class	.64%
Actual		$ 1,000.00	$ 1,084.20	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.22

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.6	4.2
JPMorgan Chase & Co.	3.5	3.3
Wells Fargo & Co.	3.1	3.4
Comcast Corp. Class A	3.0	1.6
Procter & Gamble Co.	2.6	2.7
Pfizer, Inc.	2.5	3.3
General Electric Co.	2.2	2.2
Johnson & Johnson	2.1	1.4
Exxon Mobil Corp.	2.1	1.6
Paychex, Inc.	2.0	1.7
	26.7
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.1	19.9
Energy	13.8	12.7
Health Care	13.2	14.0
Consumer Staples	10.7	11.5
Industrials	9.7	9.3
Asset Allocation (% of fund's net assets)
As of June 30, 2012*		As of December 31, 2011**
	Stocks 93.7%		Stocks 96.1%
	Bonds 3.4%		Bonds 2.8%
	Short-Term Investments and Net Other Assets (Liabilities) 2.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.1%
* Foreign investments	14.4%	** Foreign investments	17.7%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Distributors - 0.2%
Li & Fung Ltd.	4,554,000	$ 8,817,686
Hotels, Restaurants & Leisure - 0.8%
Arcos Dorados Holdings, Inc.	176,400	2,607,192
McDonald's Corp.	460,252	40,746,110
		43,353,302
Household Durables - 0.5%
KB Home	570,948	5,595,290
Lennar Corp. Class A	381,792	11,801,191
PulteGroup, Inc. (a)	1,240,229	13,270,450
		30,666,931
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	521,066	17,648,505
Media - 4.4%
Comcast Corp. Class A	5,117,866	163,618,176
Time Warner, Inc.	2,020,374	77,784,399
		241,402,575
Multiline Retail - 1.5%
Target Corp.	1,397,128	81,298,878
Specialty Retail - 0.3%
Lowe's Companies, Inc.	668,178	19,002,982
TOTAL CONSUMER DISCRETIONARY		442,190,859
CONSUMER STAPLES - 10.5%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	188,681	14,875,850
PepsiCo, Inc.	903,752	63,859,116
The Coca-Cola Co.	477,333	37,322,667
		116,057,633
Food & Staples Retailing - 2.3%
Safeway, Inc. (d)	1,026,562	18,632,100
Sysco Corp.	621,800	18,535,858
Wal-Mart Stores, Inc.	825,995	57,588,371
Walgreen Co.	1,049,994	31,058,823
		125,815,152
Food Products - 0.5%
Kellogg Co.	587,834	28,997,851
Household Products - 3.3%
Kimberly-Clark Corp.	306,201	25,650,458
Procter & Gamble Co.	2,341,501	143,416,936
Reckitt Benckiser Group PLC	209,901	11,061,982
		180,129,376
Tobacco - 2.3%
Altria Group, Inc.	1,428,874	49,367,597
British American Tobacco PLC sponsored ADR	367,600	37,539,312

	Shares	Value
Lorillard, Inc.	124,782	$ 16,464,985
Philip Morris International, Inc.	266,844	23,284,807
		126,656,701
TOTAL CONSUMER STAPLES		577,656,713
ENERGY - 13.1%
Energy Equipment & Services - 1.3%
BW Offshore Ltd.	5,396,200	5,850,990
Exterran Partners LP	387,857	7,458,490
Halliburton Co.	803,985	22,825,134
National Oilwell Varco, Inc.	157,156	10,127,133
Noble Corp.	493,202	16,043,861
Trinidad Drilling Ltd. (d)	1,191,800	6,801,255
		69,106,863
Oil, Gas & Consumable Fuels - 11.8%
Apache Corp.	390,311	34,304,434
BP PLC sponsored ADR	1,060,136	42,977,913
Buckeye Partners LP	181,720	9,480,332
Canadian Natural Resources Ltd.	610,500	16,376,343
Chevron Corp.	1,899,151	200,360,425
EV Energy Partners LP	58,900	2,972,094
Exxon Mobil Corp.	1,328,669	113,694,206
Holly Energy Partners LP	109,284	6,185,474
HollyFrontier Corp.	504,476	17,873,585
Inergy LP	147,118	2,739,337
Inergy Midstream LP	205,600	4,268,256
Legacy Reserves LP	380,101	9,506,326
Markwest Energy Partners LP	159,900	7,884,669
Penn West Petroleum Ltd. (d)	2,006,500	26,921,511
Pioneer Southwest Energy Partners LP	139,402	3,585,419
Royal Dutch Shell PLC Class A sponsored ADR	1,575,700	106,249,451
Suncor Energy, Inc.	551,100	15,935,943
Williams Companies, Inc.	965,900	27,837,238
		649,152,956
TOTAL ENERGY		718,259,819
FINANCIALS - 18.0%
Capital Markets - 2.8%
Apollo Investment Corp.	808,738	6,211,108
Ashmore Group PLC	2,251,743	12,290,087
BlackRock, Inc. Class A	59,900	10,172,218
Charles Schwab Corp.	1,921,200	24,841,116
FXCM, Inc. Class A (d)	272,097	3,199,861
Goldman Sachs Group, Inc.	143,335	13,740,093
KKR & Co. LP	1,776,843	22,903,506
Manning & Napier, Inc.	439,100	6,248,393
Morgan Stanley	1,957,993	28,567,118
The Blackstone Group LP	1,844,426	24,106,648
		152,280,148
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 5.5%
BB&T Corp.	463,355	$ 14,294,502
Comerica, Inc.	331,820	10,190,192
Cullen/Frost Bankers, Inc.	134,900	7,755,401
First Niagara Financial Group, Inc.	631,834	4,833,530
M&T Bank Corp.	273,493	22,582,317
Standard Chartered PLC (United Kingdom)	381,370	8,269,378
SunTrust Banks, Inc.	862,480	20,897,890
U.S. Bancorp	1,329,738	42,764,374
Wells Fargo & Co.	5,108,236	170,819,412
		302,406,996
Diversified Financial Services - 4.3%
JPMorgan Chase & Co.	5,464,519	195,247,264
KKR Financial Holdings LLC	3,028,485	25,802,692
New Academy Holding Co. LLC unit (h)(i)	127,200	14,743,752
		235,793,708
Insurance - 3.6%
ACE Ltd.	562,800	41,720,364
AFLAC, Inc.	451,300	19,220,867
Assured Guaranty Ltd.	211,162	2,977,384
Berkshire Hathaway, Inc. Class B (a)	220,375	18,363,849
Fidelity National Financial, Inc. Class A	537,711	10,356,314
Hanover Insurance Group, Inc.	277,728	10,867,497
MetLife, Inc.	2,201,874	67,927,813
MetLife, Inc. unit (a)	144,300	8,922,069
Validus Holdings Ltd.	586,435	18,783,513
		199,139,670
Real Estate Investment Trusts - 1.8%
American Capital Agency Corp.	470,888	15,826,546
Annaly Capital Management, Inc. (d)	890,200	14,937,556
Digital Realty Trust, Inc.	124,400	9,338,708
Highwoods Properties, Inc. (SBI)	127,438	4,288,289
Lexington Corporate Properties Trust	308,865	2,616,087
Omega Healthcare Investors, Inc.	464,200	10,444,500
Rayonier, Inc.	239,754	10,764,955
Two Harbors Investment Corp.	1,258,103	13,033,947
Ventas, Inc.	279,338	17,631,815
		98,882,403
Real Estate Management & Development - 0.0%
Beazer Pre-Owned Rental Homes, Inc. (i)	149,500	2,990,000
TOTAL FINANCIALS		991,492,925
HEALTH CARE - 12.8%
Biotechnology - 0.7%
Amgen, Inc.	316,100	23,087,944
PDL BioPharma, Inc. (d)	2,246,500	14,894,295
		37,982,239

	Shares	Value
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	100,100	$ 5,320,315
Covidien PLC	412,000	22,042,000
St. Jude Medical, Inc.	268,500	10,715,835
		38,078,150
Health Care Providers & Services - 1.6%
Aetna, Inc.	439,400	17,035,538
Brookdale Senior Living, Inc. (a)	615,830	10,924,824
McKesson Corp.	61,450	5,760,938
WellPoint, Inc.	803,761	51,271,914
		84,993,214
Pharmaceuticals - 9.8%
Abbott Laboratories	762,600	49,164,822
AstraZeneca PLC sponsored ADR	466,400	20,871,400
Eli Lilly & Co.	1,095,557	47,010,351
Johnson & Johnson	1,700,268	114,870,106
Merck & Co., Inc.	2,685,789	112,131,691
Pfizer, Inc.	6,030,885	138,710,355
Sanofi SA	459,370	34,774,705
Teva Pharmaceutical Industries Ltd. sponsored ADR	608,822	24,011,940
		541,545,370
TOTAL HEALTH CARE		702,598,973
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.4%
Lockheed Martin Corp.	302,996	26,384,892
Raytheon Co.	630,741	35,693,633
Rockwell Collins, Inc.	332,585	16,413,070
The Boeing Co.	146,780	10,905,754
United Technologies Corp.	591,376	44,666,629
		134,063,978
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	241,500	14,134,995
United Parcel Service, Inc. Class B	781,704	61,567,007
		75,702,002
Building Products - 0.1%
Lennox International, Inc.	75,800	3,534,554
Commercial Services & Supplies - 1.1%
Intrum Justitia AB	732,919	10,648,195
Republic Services, Inc.	1,961,382	51,898,168
		62,546,363
Industrial Conglomerates - 2.2%
General Electric Co.	5,884,241	122,627,582
Machinery - 1.1%
Briggs & Stratton Corp.	755,567	13,214,867
Douglas Dynamics, Inc.	535,191	7,626,472
Harsco Corp.	116,600	2,376,308
Illinois Tool Works, Inc.	179,121	9,473,710
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand PLC	443,938	$ 18,725,305
Stanley Black & Decker, Inc.	120,391	7,748,365
		59,165,027
Professional Services - 0.3%
Michael Page International PLC	2,475,199	14,494,357
Road & Rail - 0.5%
Union Pacific Corp.	249,462	29,763,311
TOTAL INDUSTRIALS		501,897,174
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 1.0%
Cisco Systems, Inc.	3,397,522	58,335,453
Computers & Peripherals - 1.4%
Apple, Inc. (a)	66,930	39,087,120
Hewlett-Packard Co.	1,791,450	36,026,060
		75,113,180
Electronic Equipment & Components - 0.3%
Arrow Electronics, Inc. (a)	202,022	6,628,342
TE Connectivity Ltd.	351,838	11,227,151
		17,855,493
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	291,000	12,678,870
IT Services - 4.2%
Accenture PLC Class A	525,471	31,575,552
Cognizant Technology Solutions Corp. Class A (a)	490,433	29,425,980
Fidelity National Information Services, Inc.	98,697	3,363,594
IBM Corp.	79,449	15,538,635
Paychex, Inc.	3,587,887	112,695,531
Visa, Inc. Class A	305,551	37,775,270
		230,374,562
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	1,457,200	16,699,512
KLA-Tencor Corp.	382,148	18,820,789
MKS Instruments, Inc.	92,421	2,673,740
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,523,619	13,097,583
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,698,500	23,711,060
		75,002,684
Software - 0.2%
CA Technologies, Inc.	401,419	10,874,441
TOTAL INFORMATION TECHNOLOGY		480,234,683

	Shares	Value
MATERIALS - 1.2%
Chemicals - 0.6%
Eastman Chemical Co.	216,300	$ 10,895,031
PetroLogistics LP	64,800	697,248
PPG Industries, Inc.	185,136	19,646,632
		31,238,911
Metals & Mining - 0.6%
ArcelorMittal SA Class A unit (d)	421,403	6,434,824
Commercial Metals Co.	668,471	8,449,473
Freeport-McMoRan Copper & Gold, Inc.	329,200	11,215,844
Nucor Corp.	190,500	7,219,950
		33,320,091
TOTAL MATERIALS		64,559,002
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	2,960,276	105,563,442
CenturyLink, Inc.	290,455	11,470,068
Koninklijke KPN NV	1,206,976	11,541,247
Verizon Communications, Inc.	1,499,008	66,615,916
		195,190,673
Wireless Telecommunication Services - 1.2%
Vodafone Group PLC	22,599,446	63,521,524
TOTAL TELECOMMUNICATION SERVICES		258,712,197
UTILITIES - 5.4%
Electric Utilities - 3.7%
Duke Energy Corp.	2,059,077	47,482,316
El Paso Electric Co.	253,492	8,405,795
FirstEnergy Corp.	563,810	27,733,814
NextEra Energy, Inc.	560,380	38,559,748
PPL Corp.	1,975,734	54,945,163
Southern Co.	601,734	27,860,284
		204,987,120
Multi-Utilities - 1.7%
Alliant Energy Corp.	190,801	8,694,802
CMS Energy Corp.	118,500	2,784,750
National Grid PLC	3,127,200	33,142,152
PG&E Corp.	455,105	20,602,603
Sempra Energy	422,100	29,074,248
		94,298,555
TOTAL UTILITIES		299,285,675
TOTAL COMMON STOCKS (Cost $4,682,960,234)		5,036,888,020
Preferred Stocks - 2.2%
	Shares	Value
Convertible Preferred Stocks - 1.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Co. 4.75%	168,490	$ 5,593,868
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	6,200	6,435,538
TOTAL CONSUMER DISCRETIONARY		12,029,406
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ATP Oil & Gas Corp. Series B, 8.00%	3,700	64,750
FINANCIALS - 0.3%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	9,000	10,314,000
Diversified Financial Services - 0.0%
Citigroup, Inc. 7.50%	19,700	1,685,532
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	84,800	4,579,200
TOTAL FINANCIALS		16,578,732
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	41,553	8,601,471
Health Care Providers & Services - 0.1%
HealthSouth Corp. Series A 6.50%	7,600	8,094,000
TOTAL HEALTH CARE		16,695,471
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	251,000	13,225,190
Professional Services - 0.1%
Nielsen Holdings B.V. 6.25%	91,500	4,683,656
TOTAL INDUSTRIALS		17,908,846
MATERIALS - 0.1%
Metals & Mining - 0.1%
AngloGold Ashanti Holdings Finance PLC 6.00%	70,100	2,888,120
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	135,000	7,222,500
TOTAL CONVERTIBLE PREFERRED STOCKS		73,387,825

	Shares	Value
Nonconvertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE (Germany) (d)	193,475	$ 9,584,364
Volkswagen AG	156,109	24,615,470
		34,199,834
FINANCIALS - 0.3%
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (e)	14,714	13,021,890
TOTAL NONCONVERTIBLE PREFERRED STOCKS		47,221,724
TOTAL PREFERRED STOCKS (Cost $133,159,847)		120,609,549
Corporate Bonds - 3.2%
	Principal Amount
Convertible Bonds - 2.4%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Gaylord Entertainment Co. 3.75% 10/1/14 (e)	$ 2,210,000	3,296,436
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Transocean, Inc. Series C, 1.5% 12/15/37	5,180,000	5,154,100
Oil, Gas & Consumable Fuels - 0.4%
Amyris, Inc. 3% 2/27/17 (i)	1,383,000	1,152,025
Chesapeake Energy Corp. 2.5% 5/15/37	2,590,000	2,232,062
Massey Energy Co. 3.25% 8/1/15	5,860,000	5,054,250
Peabody Energy Corp. 4.75% 12/15/66	5,050,000	4,096,813
Western Refining, Inc. 5.75% 6/15/14	4,320,000	9,363,600
		21,898,750
TOTAL ENERGY		27,052,850
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	10,438,000	4,436,150
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17	3,860,000	4,483,004
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14	$ 10,880,000	$ 12,751,360
Construction & Engineering - 0.1%
MasTec, Inc.:
4% 6/15/14	2,520,000	3,030,300
4.25% 12/15/14	1,300,000	1,610,375
		4,640,675
TOTAL INDUSTRIALS		17,392,035
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
InterDigital, Inc. 2.5% 3/15/16	5,740,000	5,589,612
Computers & Peripherals - 0.1%
SanDisk Corp. 1.5% 8/15/17	8,650,000	8,936,488
Internet Software & Services - 0.1%
VeriSign, Inc. 3.25% 8/15/37	4,410,000	6,140,925
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14	4,690,000	5,329,013
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc.:
1.875% 8/1/31 (e)	4,650,000	4,155,938
3.125% 5/1/32 (e)	650,000	598,406
		4,754,344
Software - 0.3%
Nuance Communications, Inc. 2.75% 11/1/31 (e)	13,380,000	14,768,175
TOTAL INFORMATION TECHNOLOGY		45,518,557
MATERIALS - 0.2%
Metals & Mining - 0.2%
Goldcorp, Inc. 2% 8/1/14	4,490,000	5,068,312
Newmont Mining Corp. 1.25% 7/15/14	5,990,000	7,427,600
Royal Gold, Inc. 2.875% 6/15/19	1,190,000	1,246,525
		13,742,437
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	6,660,000	4,145,850

	Principal Amount	Value
UTILITIES - 0.2%
Multi-Utilities - 0.2%
CMS Energy Corp. 5.5% 6/15/29	$ 6,100,000	$ 10,347,430
TOTAL CONVERTIBLE BONDS		130,414,749
Nonconvertible Bonds - 0.8%
CONSUMER DISCRETIONARY - 0.1%
Multiline Retail - 0.1%
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	3,030,000	2,545,200
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Rite Aid Corp. 9.5% 6/15/17	9,085,000	9,289,413
Tops Markets LLC 10.125% 10/15/15	2,230,000	2,369,375
		11,658,788
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alpha Natural Resources, Inc. 6% 6/1/19	1,230,000	1,048,575
Western Refining, Inc. 11.25% 6/15/17 (e)	4,045,000	4,530,400
		5,578,975
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
Goldman Sachs Capital II 5.793% (f)(g)	7,850,000	5,314,607
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.:
5.375% 6/15/15	3,960,000	2,851,200
5.625% 2/15/13	10,000,000	9,400,000
		12,251,200
TOTAL FINANCIALS		17,565,807
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	6,015,000	6,676,650
TOTAL NONCONVERTIBLE BONDS		44,025,420
TOTAL CORPORATE BONDS (Cost $173,855,698)		174,440,169
Floating Rate Loans - 0.2%
	Principal Amount	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (g)	$ 5,630,000	$ 5,566,663
FINANCIALS - 0.1%
Insurance - 0.1%
Asurion Corp. Tranche 2nd LN, term loan 9% 5/24/19 (g)	5,537,000	5,647,740
TOTAL FLOATING RATE LOANS (Cost $11,057,968)		11,214,403
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	99,815,681	99,815,681
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	66,021,525	66,021,525
TOTAL MONEY MARKET FUNDS (Cost $165,837,206)		165,837,206
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $5,166,870,953)		5,508,989,347
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,099,044)
NET ASSETS - 100%		$ 5,505,890,303
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,953,245 or 0.9% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,885,777 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 1,383,000
Beazer Pre-Owned Rental Homes, Inc.	5/3/12	$ 2,990,000
New Academy Holding Co. LLC unit	8/1/11	$ 13,406,880
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 100,972
Fidelity Securities Lending Cash Central Fund	716,888
Total	$ 817,860
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 488,420,099	$ 473,166,875	$ 15,253,224	$ -
Consumer Staples	577,656,713	562,780,863	14,875,850	-
Energy	718,324,569	718,259,819	64,750	-
Financials	1,021,093,547	981,415,836	21,943,959	17,733,752
Health Care	719,294,444	676,425,739	42,868,705	-
Industrials	519,806,020	515,122,364	4,683,656	-
Information Technology	480,234,683	480,234,683	-	-
Materials	67,447,122	67,447,122	-	-
Telecommunication Services	258,712,197	195,190,673	63,521,524	-
Utilities	306,508,175	266,143,523	40,364,652	-
Corporate Bonds	174,440,169	-	174,440,169	-
Floating Rate Loans	11,214,403	-	11,214,403	-
Money Market Funds	165,837,206	165,837,206	-	-
Total Investments in Securities:	$ 5,508,989,347	$ 5,102,024,703	$ 389,230,892	$ 17,733,752
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.6%
United Kingdom	6.4%
Ireland	1.3%
Canada	1.3%
Switzerland	1.3%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $64,753,841) - See accompanying schedule: Unaffiliated issuers (cost $5,001,033,747)	$ 5,343,152,141
Fidelity Central Funds (cost $165,837,206)	165,837,206
Total Investments (cost $5,166,870,953)		$ 5,508,989,347
Foreign currency held at value (cost $12,007)		12,007
Receivable for investments sold		133,467,164
Receivable for fund shares sold		819,201
Dividends receivable		15,015,591
Interest receivable		1,491,601
Distributions receivable from Fidelity Central Funds		48,223
Other receivables		363,372
Total assets		5,660,206,506

Liabilities
Payable to custodian bank	$ 506,796
Payable for investments purchased	79,603,094
Payable for fund shares redeemed	4,941,230
Accrued management fee	2,051,647
Distribution and service plan fees payable	346,654
Other affiliated payables	511,419
Other payables and accrued expenses	333,838
Collateral on securities loaned, at value	66,021,525
Total liabilities		154,316,203

Net Assets		$ 5,505,890,303
Net Assets consist of:
Paid in capital		$ 5,002,371,281
Undistributed net investment income		80,004,092
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		81,238,620
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		342,276,310
Net Assets		$ 5,505,890,303

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($3,410,917,771 ÷ 172,545,133 shares)	$ 19.77

Service Class: Net Asset Value, offering price and redemption price per share ($348,946,352 ÷ 17,719,120 shares)	$ 19.69

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,543,366,826 ÷ 79,365,464 shares)	$ 19.45

Service Class 2R: Net Asset Value, offering price and redemption price per share ($4,905,087 ÷ 253,322 shares)	$ 19.36

Investor Class: Net Asset Value, offering price and redemption price per share ($197,754,267 ÷ 10,034,099 shares)	$ 19.71

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 91,320,183
Interest		5,508,617
Income from Fidelity Central Funds		817,860
Total income		97,646,660

Expenses
Management fee	$ 12,788,191
Transfer agent fees	2,065,952
Distribution and service plan fees	2,166,965
Accounting and security lending fees	557,433
Custodian fees and expenses	67,512
Independent trustees' compensation	18,289
Appreciation in deferred trustee compensation account	83
Audit	44,264
Legal	13,786
Interest	310
Miscellaneous	32,674
Total expenses before reductions	17,755,459
Expense reductions	(225,136)	17,530,323
Net investment income (loss)		80,116,337
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	116,971,037
Foreign currency transactions	(136,072)
Total net realized gain (loss)		116,834,965
Change in net unrealized appreciation (depreciation) on: Investment securities	248,948,696
Assets and liabilities in foreign currencies	167,017
Total change in net unrealized appreciation (depreciation)		249,115,713
Net gain (loss)		365,950,678
Net increase (decrease) in net assets resulting from operations		$ 446,067,015

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,116,337	$ 137,582,764
Net realized gain (loss)	116,834,965	336,648,895
Change in net unrealized appreciation (depreciation)	249,115,713	(414,416,618)
Net increase (decrease) in net assets resulting from operations	446,067,015	59,815,041
Distributions to shareholders from net investment income	-	(135,446,653)
Distributions to shareholders from net realized gain	(141,235,485)	-
Total distributions	(141,235,485)	(135,446,653)
Share transactions - net increase (decrease)	(132,387,772)	(594,372,345)
Redemption fees	696	2,327
Total increase (decrease) in net assets	172,444,454	(670,001,630)

Net Assets
Beginning of period	5,333,445,849	6,003,447,479
End of period (including undistributed net investment income of $80,004,092 and distributions in excess of net investment income of $132,585, respectively)	$ 5,505,890,303	$ 5,333,445,849

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.69	$ 19.02	$ 16.81	$ 13.18	$ 23.91	$ 26.20
Income from Investment Operations
Net investment income (loss) E	.29	.48	.30	.33	.47	.47
Net realized and unrealized gain (loss)	1.28	(.31)	2.24	3.64	(10.67)	(.05)
Total from investment operations	1.57	.17	2.54	3.97	(10.20)	.42
Distributions from net investment income	-	(.50)	(.33)	(.34)	(.51)	(.50)
Distributions from net realized gain	(.49)	-	-	-	(.02)	(2.21)
Total distributions	(.49)	(.50)	(.33)	(.34)	(.53)	(2.71)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.77	$ 18.69	$ 19.02	$ 16.81	$ 13.18	$ 23.91
Total Return B, C, D	8.45%	.97%	15.15%	30.21%	(42.65)%	1.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.55% A	.56%	.56%	.58%	.57%	.55%
Expenses net of fee waivers, if any	.55% A	.55%	.55%	.58%	.57%	.55%
Expenses net of all reductions	.55% A	.54%	.55%	.58%	.57%	.54%
Net investment income (loss)	2.95% A	2.48%	1.71%	2.29%	2.37%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,410,918	$ 3,345,762	$ 3,798,310	$ 3,771,733	$ 3,322,799	$ 7,201,655
Portfolio turnover rate G	59% A	96%	29%	29%	34%	20%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.63	$ 18.96	$ 16.75	$ 13.14	$ 23.82	$ 26.11
Income from Investment Operations
Net investment income (loss) E	.28	.46	.28	.31	.44	.44
Net realized and unrealized gain (loss)	1.27	(.31)	2.24	3.63	(10.62)	(.05)
Total from investment operations	1.55	.15	2.52	3.94	(10.18)	.39
Distributions from net investment income	-	(.48)	(.31)	(.33)	(.48)	(.47)
Distributions from net realized gain	(.49)	-	-	-	(.02)	(2.21)
Total distributions	(.49)	(.48)	(.31)	(.33)	(.50)	(2.68)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.69	$ 18.63	$ 18.96	$ 16.75	$ 13.14	$ 23.82
Total Return B, C, D	8.37%	.86%	15.09%	30.03%	(42.70)%	1.42%
Ratios to Average Net Assets F, H
Expenses before reductions	.65% A	.66%	.66%	.68%	.67%	.65%
Expenses net of fee waivers, if any	.65% A	.66%	.65%	.68%	.67%	.65%
Expenses net of all reductions	.65% A	.64%	.65%	.68%	.67%	.64%
Net investment income (loss)	2.85% A	2.38%	1.61%	2.19%	2.27%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 348,946	$ 347,999	$ 414,431	$ 430,383	$ 405,082	$ 920,054
Portfolio turnover rate G	59% A	96%	29%	29%	34%	20%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.41	$ 18.75	$ 16.57	$ 13.00	$ 23.57	$ 25.87
Income from Investment Operations
Net investment income (loss) E	.26	.42	.25	.29	.41	.39
Net realized and unrealized gain (loss)	1.27	(.31)	2.21	3.58	(10.50)	(.04)
Total from investment operations	1.53	.11	2.46	3.87	(10.09)	.35
Distributions from net investment income	-	(.45)	(.28)	(.30)	(.46)	(.44)
Distributions from net realized gain	(.49)	-	-	-	(.02)	(2.21)
Total distributions	(.49)	(.45)	(.28)	(.30)	(.48)	(2.65)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.45	$ 18.41	$ 18.75	$ 16.57	$ 13.00	$ 23.57
Total Return B, C, D	8.36%	.66%	14.92%	29.88%	(42.81)%	1.27%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.81%	.81%	.83%	.82%	.80%
Expenses net of fee waivers, if any	.80% A	.81%	.80%	.83%	.82%	.80%
Expenses net of all reductions	.80% A	.80%	.80%	.83%	.82%	.80%
Net investment income (loss)	2.70% A	2.23%	1.46%	2.04%	2.12%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,543,367	$ 1,457,230	$ 1,619,356	$ 1,558,421	$ 1,321,569	$ 2,583,129
Portfolio turnover rate G	59% A	96%	29%	29%	34%	20%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.34	$ 18.66	$ 16.49	$ 12.93	$ 23.44	$ 25.73
Income from Investment Operations
Net investment income (loss) E	.26	.42	.25	.28	.41	.39
Net realized and unrealized gain (loss)	1.25	(.30)	2.20	3.58	(10.45)	(.04)
Total from investment operations	1.51	.12	2.45	3.86	(10.04)	.35
Distributions from net investment income	-	(.44)	(.28)	(.30)	(.45)	(.43)
Distributions from net realized gain	(.49)	-	-	-	(.02)	(2.21)
Total distributions	(.49)	(.44)	(.28)	(.30)	(.47)	(2.64)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.36	$ 18.34	$ 18.66	$ 16.49	$ 12.93	$ 23.44
Total Return B, C, D	8.28%	.70%	14.90%	29.95%	(42.82)%	1.27%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.81%	.81%	.83%	.82%	.80%
Expenses net of fee waivers, if any	.80% A	.80%	.80%	.83%	.82%	.80%
Expenses net of all reductions	.80% A	.79%	.80%	.83%	.81%	.79%
Net investment income (loss)	2.70% A	2.23%	1.46%	2.04%	2.12%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,905	$ 3,956	$ 5,405	$ 5,259	$ 5,339	$ 13,558
Portfolio turnover rate G	59% A	96%	29%	29%	34%	20%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.64	$ 18.97	$ 16.77	$ 13.15	$ 23.85	$ 26.15
Income from Investment Operations
Net investment income (loss) E	.28	.46	.28	.31	.44	.44
Net realized and unrealized gain (loss)	1.28	(.31)	2.23	3.64	(10.63)	(.05)
Total from investment operations	1.56	.15	2.51	3.95	(10.19)	.39
Distributions from net investment income	-	(.48)	(.31)	(.33)	(.49)	(.48)
Distributions from net realized gain	(.49)	-	-	-	(.02)	(2.21)
Total distributions	(.49)	(.48)	(.31)	(.33)	(.51)	(2.69)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.71	$ 18.64	$ 18.97	$ 16.77	$ 13.15	$ 23.85
Total Return B, C, D	8.42%	.89%	15.04%	30.09%	(42.71)%	1.39%
Ratios to Average Net Assets F, H
Expenses before reductions	.64% A	.64%	.65%	.68%	.66%	.66%
Expenses net of fee waivers, if any	.64% A	.64%	.64%	.68%	.66%	.66%
Expenses net of all reductions	.63% A	.63%	.64%	.68%	.66%	.66%
Net investment income (loss)	2.86% A	2.39%	1.62%	2.19%	2.28%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 197,754	$ 178,499	$ 165,946	$ 147,358	$ 122,483	$ 230,534
Portfolio turnover rate G	59% A	96%	29%	29%	34%	20%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Equity-Income PortfolioSM (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 836,134,469
Gross unrealized depreciation	(503,412,986)
Net unrealized appreciation (depreciation) on securities and other investments	$ 332,721,483

Tax cost	$ 5,176,267,864

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,597,039,051 and $1,883,712,074, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 178,980
Service Class 2	1,982,276
Service Class 2R	5,709
$ 2,166,965

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 1,223,378
Service Class	126,972
Service Class 2	563,280
Service Class 2R	1,605
Investor Class	150,717
$ 2,065,952

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $28,450 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,168,000.42%		$ 310

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,171 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $716,888, including $2,138 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $225,136 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 87,368,043
Service Class	-	8,664,568
Service Class 2	-	34,838,681
Service Class 2R	-	92,819
Investor Class	-	4,482,542
Total	$ -	$ 135,446,653
From net realized gain
Initial Class	$ 86,397,034	$ -
Service Class	9,082,257	-
Service Class 2	40,893,881	-
Service Class 2R	114,488	-
Investor Class	4,747,825	-
Total	$ 141,235,485	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	1,803,095	4,371,165	$ 35,046,037	$ 84,316,162
Reinvestment of distributions	4,469,583	4,832,303	86,397,034	87,368,043
Shares redeemed	(12,761,305)	(29,859,019)	(248,524,253)	(577,640,149)
Net increase (decrease)	(6,488,627)	(20,655,551)	$ (127,081,182)	$ (405,955,944)
Service Class
Shares sold	448,743	732,651	$ 8,651,357	$ 13,967,159
Reinvestment of distributions	471,316	480,564	9,082,257	8,664,568
Shares redeemed	(1,882,669)	(4,390,826)	(36,702,132)	(85,219,322)
Net increase (decrease)	(962,610)	(3,177,611)	$ (18,968,518)	$ (62,587,595)
Service Class 2
Shares sold	7,857,246	6,218,448	$ 150,214,185	$ 117,730,568
Reinvestment of distributions	2,147,788	1,955,033	40,893,881	34,838,681
Shares redeemed	(9,778,461)	(15,423,190)	(186,994,630)	(293,235,286)
Net increase (decrease)	226,573	(7,249,709)	$ 4,113,436	$ (140,666,037)
Service Class 2R
Shares sold	58,246	65,572	$ 1,106,634	$ 1,282,023
Reinvestment of distributions	6,038	5,229	114,488	92,819
Shares redeemed	(26,686)	(144,784)	(510,428)	(2,656,411)
Net increase (decrease)	37,598	(73,983)	$ 710,694	$ (1,281,569)
Investor Class
Shares sold	748,542	1,692,332	$ 14,524,129	$ 32,847,466
Reinvestment of distributions	246,256	248,478	4,747,825	4,482,542
Shares redeemed	(536,653)	(1,110,397)	(10,434,156)	(21,211,208)
Net increase (decrease)	458,145	830,413	$ 8,837,798	$ 16,118,800

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 18% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI-SANN-0812
1.705693.114

Fidelity® Variable Insurance Products:
Equity-Income Portfolio - Service Class 2R

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.55%
Actual		$ 1,000.00	$ 1,084.50	$ 2.85
HypotheticalA		$ 1,000.00	$ 1,022.13	$ 2.77
Service Class	.65%
Actual		$ 1,000.00	$ 1,083.70	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.27
Service Class 2.80%
Actual		$ 1,000.00	$ 1,083.60	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.02
Service Class 2R	.80%
Actual		$ 1,000.00	$ 1,082.80	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.02
Investor Class	.64%
Actual		$ 1,000.00	$ 1,084.20	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.22

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.6	4.2
JPMorgan Chase & Co.	3.5	3.3
Wells Fargo & Co.	3.1	3.4
Comcast Corp. Class A	3.0	1.6
Procter & Gamble Co.	2.6	2.7
Pfizer, Inc.	2.5	3.3
General Electric Co.	2.2	2.2
Johnson & Johnson	2.1	1.4
Exxon Mobil Corp.	2.1	1.6
Paychex, Inc.	2.0	1.7
	26.7
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.1	19.9
Energy	13.8	12.7
Health Care	13.2	14.0
Consumer Staples	10.7	11.5
Industrials	9.7	9.3
Asset Allocation (% of fund's net assets)
As of June 30, 2012*		As of December 31, 2011**
	Stocks 93.7%		Stocks 96.1%
	Bonds 3.4%		Bonds 2.8%
	Short-Term Investments and Net Other Assets (Liabilities) 2.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.1%
* Foreign investments	14.4%	** Foreign investments	17.7%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Distributors - 0.2%
Li & Fung Ltd.	4,554,000	$ 8,817,686
Hotels, Restaurants & Leisure - 0.8%
Arcos Dorados Holdings, Inc.	176,400	2,607,192
McDonald's Corp.	460,252	40,746,110
		43,353,302
Household Durables - 0.5%
KB Home	570,948	5,595,290
Lennar Corp. Class A	381,792	11,801,191
PulteGroup, Inc. (a)	1,240,229	13,270,450
		30,666,931
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	521,066	17,648,505
Media - 4.4%
Comcast Corp. Class A	5,117,866	163,618,176
Time Warner, Inc.	2,020,374	77,784,399
		241,402,575
Multiline Retail - 1.5%
Target Corp.	1,397,128	81,298,878
Specialty Retail - 0.3%
Lowe's Companies, Inc.	668,178	19,002,982
TOTAL CONSUMER DISCRETIONARY		442,190,859
CONSUMER STAPLES - 10.5%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	188,681	14,875,850
PepsiCo, Inc.	903,752	63,859,116
The Coca-Cola Co.	477,333	37,322,667
		116,057,633
Food & Staples Retailing - 2.3%
Safeway, Inc. (d)	1,026,562	18,632,100
Sysco Corp.	621,800	18,535,858
Wal-Mart Stores, Inc.	825,995	57,588,371
Walgreen Co.	1,049,994	31,058,823
		125,815,152
Food Products - 0.5%
Kellogg Co.	587,834	28,997,851
Household Products - 3.3%
Kimberly-Clark Corp.	306,201	25,650,458
Procter & Gamble Co.	2,341,501	143,416,936
Reckitt Benckiser Group PLC	209,901	11,061,982
		180,129,376
Tobacco - 2.3%
Altria Group, Inc.	1,428,874	49,367,597
British American Tobacco PLC sponsored ADR	367,600	37,539,312

	Shares	Value
Lorillard, Inc.	124,782	$ 16,464,985
Philip Morris International, Inc.	266,844	23,284,807
		126,656,701
TOTAL CONSUMER STAPLES		577,656,713
ENERGY - 13.1%
Energy Equipment & Services - 1.3%
BW Offshore Ltd.	5,396,200	5,850,990
Exterran Partners LP	387,857	7,458,490
Halliburton Co.	803,985	22,825,134
National Oilwell Varco, Inc.	157,156	10,127,133
Noble Corp.	493,202	16,043,861
Trinidad Drilling Ltd. (d)	1,191,800	6,801,255
		69,106,863
Oil, Gas & Consumable Fuels - 11.8%
Apache Corp.	390,311	34,304,434
BP PLC sponsored ADR	1,060,136	42,977,913
Buckeye Partners LP	181,720	9,480,332
Canadian Natural Resources Ltd.	610,500	16,376,343
Chevron Corp.	1,899,151	200,360,425
EV Energy Partners LP	58,900	2,972,094
Exxon Mobil Corp.	1,328,669	113,694,206
Holly Energy Partners LP	109,284	6,185,474
HollyFrontier Corp.	504,476	17,873,585
Inergy LP	147,118	2,739,337
Inergy Midstream LP	205,600	4,268,256
Legacy Reserves LP	380,101	9,506,326
Markwest Energy Partners LP	159,900	7,884,669
Penn West Petroleum Ltd. (d)	2,006,500	26,921,511
Pioneer Southwest Energy Partners LP	139,402	3,585,419
Royal Dutch Shell PLC Class A sponsored ADR	1,575,700	106,249,451
Suncor Energy, Inc.	551,100	15,935,943
Williams Companies, Inc.	965,900	27,837,238
		649,152,956
TOTAL ENERGY		718,259,819
FINANCIALS - 18.0%
Capital Markets - 2.8%
Apollo Investment Corp.	808,738	6,211,108
Ashmore Group PLC	2,251,743	12,290,087
BlackRock, Inc. Class A	59,900	10,172,218
Charles Schwab Corp.	1,921,200	24,841,116
FXCM, Inc. Class A (d)	272,097	3,199,861
Goldman Sachs Group, Inc.	143,335	13,740,093
KKR & Co. LP	1,776,843	22,903,506
Manning & Napier, Inc.	439,100	6,248,393
Morgan Stanley	1,957,993	28,567,118
The Blackstone Group LP	1,844,426	24,106,648
		152,280,148
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 5.5%
BB&T Corp.	463,355	$ 14,294,502
Comerica, Inc.	331,820	10,190,192
Cullen/Frost Bankers, Inc.	134,900	7,755,401
First Niagara Financial Group, Inc.	631,834	4,833,530
M&T Bank Corp.	273,493	22,582,317
Standard Chartered PLC (United Kingdom)	381,370	8,269,378
SunTrust Banks, Inc.	862,480	20,897,890
U.S. Bancorp	1,329,738	42,764,374
Wells Fargo & Co.	5,108,236	170,819,412
		302,406,996
Diversified Financial Services - 4.3%
JPMorgan Chase & Co.	5,464,519	195,247,264
KKR Financial Holdings LLC	3,028,485	25,802,692
New Academy Holding Co. LLC unit (h)(i)	127,200	14,743,752
		235,793,708
Insurance - 3.6%
ACE Ltd.	562,800	41,720,364
AFLAC, Inc.	451,300	19,220,867
Assured Guaranty Ltd.	211,162	2,977,384
Berkshire Hathaway, Inc. Class B (a)	220,375	18,363,849
Fidelity National Financial, Inc. Class A	537,711	10,356,314
Hanover Insurance Group, Inc.	277,728	10,867,497
MetLife, Inc.	2,201,874	67,927,813
MetLife, Inc. unit (a)	144,300	8,922,069
Validus Holdings Ltd.	586,435	18,783,513
		199,139,670
Real Estate Investment Trusts - 1.8%
American Capital Agency Corp.	470,888	15,826,546
Annaly Capital Management, Inc. (d)	890,200	14,937,556
Digital Realty Trust, Inc.	124,400	9,338,708
Highwoods Properties, Inc. (SBI)	127,438	4,288,289
Lexington Corporate Properties Trust	308,865	2,616,087
Omega Healthcare Investors, Inc.	464,200	10,444,500
Rayonier, Inc.	239,754	10,764,955
Two Harbors Investment Corp.	1,258,103	13,033,947
Ventas, Inc.	279,338	17,631,815
		98,882,403
Real Estate Management & Development - 0.0%
Beazer Pre-Owned Rental Homes, Inc. (i)	149,500	2,990,000
TOTAL FINANCIALS		991,492,925
HEALTH CARE - 12.8%
Biotechnology - 0.7%
Amgen, Inc.	316,100	23,087,944
PDL BioPharma, Inc. (d)	2,246,500	14,894,295
		37,982,239

	Shares	Value
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	100,100	$ 5,320,315
Covidien PLC	412,000	22,042,000
St. Jude Medical, Inc.	268,500	10,715,835
		38,078,150
Health Care Providers & Services - 1.6%
Aetna, Inc.	439,400	17,035,538
Brookdale Senior Living, Inc. (a)	615,830	10,924,824
McKesson Corp.	61,450	5,760,938
WellPoint, Inc.	803,761	51,271,914
		84,993,214
Pharmaceuticals - 9.8%
Abbott Laboratories	762,600	49,164,822
AstraZeneca PLC sponsored ADR	466,400	20,871,400
Eli Lilly & Co.	1,095,557	47,010,351
Johnson & Johnson	1,700,268	114,870,106
Merck & Co., Inc.	2,685,789	112,131,691
Pfizer, Inc.	6,030,885	138,710,355
Sanofi SA	459,370	34,774,705
Teva Pharmaceutical Industries Ltd. sponsored ADR	608,822	24,011,940
		541,545,370
TOTAL HEALTH CARE		702,598,973
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.4%
Lockheed Martin Corp.	302,996	26,384,892
Raytheon Co.	630,741	35,693,633
Rockwell Collins, Inc.	332,585	16,413,070
The Boeing Co.	146,780	10,905,754
United Technologies Corp.	591,376	44,666,629
		134,063,978
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	241,500	14,134,995
United Parcel Service, Inc. Class B	781,704	61,567,007
		75,702,002
Building Products - 0.1%
Lennox International, Inc.	75,800	3,534,554
Commercial Services & Supplies - 1.1%
Intrum Justitia AB	732,919	10,648,195
Republic Services, Inc.	1,961,382	51,898,168
		62,546,363
Industrial Conglomerates - 2.2%
General Electric Co.	5,884,241	122,627,582
Machinery - 1.1%
Briggs & Stratton Corp.	755,567	13,214,867
Douglas Dynamics, Inc.	535,191	7,626,472
Harsco Corp.	116,600	2,376,308
Illinois Tool Works, Inc.	179,121	9,473,710
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand PLC	443,938	$ 18,725,305
Stanley Black & Decker, Inc.	120,391	7,748,365
		59,165,027
Professional Services - 0.3%
Michael Page International PLC	2,475,199	14,494,357
Road & Rail - 0.5%
Union Pacific Corp.	249,462	29,763,311
TOTAL INDUSTRIALS		501,897,174
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 1.0%
Cisco Systems, Inc.	3,397,522	58,335,453
Computers & Peripherals - 1.4%
Apple, Inc. (a)	66,930	39,087,120
Hewlett-Packard Co.	1,791,450	36,026,060
		75,113,180
Electronic Equipment & Components - 0.3%
Arrow Electronics, Inc. (a)	202,022	6,628,342
TE Connectivity Ltd.	351,838	11,227,151
		17,855,493
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	291,000	12,678,870
IT Services - 4.2%
Accenture PLC Class A	525,471	31,575,552
Cognizant Technology Solutions Corp. Class A (a)	490,433	29,425,980
Fidelity National Information Services, Inc.	98,697	3,363,594
IBM Corp.	79,449	15,538,635
Paychex, Inc.	3,587,887	112,695,531
Visa, Inc. Class A	305,551	37,775,270
		230,374,562
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	1,457,200	16,699,512
KLA-Tencor Corp.	382,148	18,820,789
MKS Instruments, Inc.	92,421	2,673,740
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,523,619	13,097,583
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,698,500	23,711,060
		75,002,684
Software - 0.2%
CA Technologies, Inc.	401,419	10,874,441
TOTAL INFORMATION TECHNOLOGY		480,234,683

	Shares	Value
MATERIALS - 1.2%
Chemicals - 0.6%
Eastman Chemical Co.	216,300	$ 10,895,031
PetroLogistics LP	64,800	697,248
PPG Industries, Inc.	185,136	19,646,632
		31,238,911
Metals & Mining - 0.6%
ArcelorMittal SA Class A unit (d)	421,403	6,434,824
Commercial Metals Co.	668,471	8,449,473
Freeport-McMoRan Copper & Gold, Inc.	329,200	11,215,844
Nucor Corp.	190,500	7,219,950
		33,320,091
TOTAL MATERIALS		64,559,002
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	2,960,276	105,563,442
CenturyLink, Inc.	290,455	11,470,068
Koninklijke KPN NV	1,206,976	11,541,247
Verizon Communications, Inc.	1,499,008	66,615,916
		195,190,673
Wireless Telecommunication Services - 1.2%
Vodafone Group PLC	22,599,446	63,521,524
TOTAL TELECOMMUNICATION SERVICES		258,712,197
UTILITIES - 5.4%
Electric Utilities - 3.7%
Duke Energy Corp.	2,059,077	47,482,316
El Paso Electric Co.	253,492	8,405,795
FirstEnergy Corp.	563,810	27,733,814
NextEra Energy, Inc.	560,380	38,559,748
PPL Corp.	1,975,734	54,945,163
Southern Co.	601,734	27,860,284
		204,987,120
Multi-Utilities - 1.7%
Alliant Energy Corp.	190,801	8,694,802
CMS Energy Corp.	118,500	2,784,750
National Grid PLC	3,127,200	33,142,152
PG&E Corp.	455,105	20,602,603
Sempra Energy	422,100	29,074,248
		94,298,555
TOTAL UTILITIES		299,285,675
TOTAL COMMON STOCKS (Cost $4,682,960,234)		5,036,888,020
Preferred Stocks - 2.2%
	Shares	Value
Convertible Preferred Stocks - 1.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Co. 4.75%	168,490	$ 5,593,868
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	6,200	6,435,538
TOTAL CONSUMER DISCRETIONARY		12,029,406
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ATP Oil & Gas Corp. Series B, 8.00%	3,700	64,750
FINANCIALS - 0.3%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	9,000	10,314,000
Diversified Financial Services - 0.0%
Citigroup, Inc. 7.50%	19,700	1,685,532
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	84,800	4,579,200
TOTAL FINANCIALS		16,578,732
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	41,553	8,601,471
Health Care Providers & Services - 0.1%
HealthSouth Corp. Series A 6.50%	7,600	8,094,000
TOTAL HEALTH CARE		16,695,471
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	251,000	13,225,190
Professional Services - 0.1%
Nielsen Holdings B.V. 6.25%	91,500	4,683,656
TOTAL INDUSTRIALS		17,908,846
MATERIALS - 0.1%
Metals & Mining - 0.1%
AngloGold Ashanti Holdings Finance PLC 6.00%	70,100	2,888,120
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	135,000	7,222,500
TOTAL CONVERTIBLE PREFERRED STOCKS		73,387,825

	Shares	Value
Nonconvertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE (Germany) (d)	193,475	$ 9,584,364
Volkswagen AG	156,109	24,615,470
		34,199,834
FINANCIALS - 0.3%
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (e)	14,714	13,021,890
TOTAL NONCONVERTIBLE PREFERRED STOCKS		47,221,724
TOTAL PREFERRED STOCKS (Cost $133,159,847)		120,609,549
Corporate Bonds - 3.2%
	Principal Amount
Convertible Bonds - 2.4%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Gaylord Entertainment Co. 3.75% 10/1/14 (e)	$ 2,210,000	3,296,436
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Transocean, Inc. Series C, 1.5% 12/15/37	5,180,000	5,154,100
Oil, Gas & Consumable Fuels - 0.4%
Amyris, Inc. 3% 2/27/17 (i)	1,383,000	1,152,025
Chesapeake Energy Corp. 2.5% 5/15/37	2,590,000	2,232,062
Massey Energy Co. 3.25% 8/1/15	5,860,000	5,054,250
Peabody Energy Corp. 4.75% 12/15/66	5,050,000	4,096,813
Western Refining, Inc. 5.75% 6/15/14	4,320,000	9,363,600
		21,898,750
TOTAL ENERGY		27,052,850
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	10,438,000	4,436,150
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17	3,860,000	4,483,004
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14	$ 10,880,000	$ 12,751,360
Construction & Engineering - 0.1%
MasTec, Inc.:
4% 6/15/14	2,520,000	3,030,300
4.25% 12/15/14	1,300,000	1,610,375
		4,640,675
TOTAL INDUSTRIALS		17,392,035
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
InterDigital, Inc. 2.5% 3/15/16	5,740,000	5,589,612
Computers & Peripherals - 0.1%
SanDisk Corp. 1.5% 8/15/17	8,650,000	8,936,488
Internet Software & Services - 0.1%
VeriSign, Inc. 3.25% 8/15/37	4,410,000	6,140,925
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14	4,690,000	5,329,013
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc.:
1.875% 8/1/31 (e)	4,650,000	4,155,938
3.125% 5/1/32 (e)	650,000	598,406
		4,754,344
Software - 0.3%
Nuance Communications, Inc. 2.75% 11/1/31 (e)	13,380,000	14,768,175
TOTAL INFORMATION TECHNOLOGY		45,518,557
MATERIALS - 0.2%
Metals & Mining - 0.2%
Goldcorp, Inc. 2% 8/1/14	4,490,000	5,068,312
Newmont Mining Corp. 1.25% 7/15/14	5,990,000	7,427,600
Royal Gold, Inc. 2.875% 6/15/19	1,190,000	1,246,525
		13,742,437
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	6,660,000	4,145,850

	Principal Amount	Value
UTILITIES - 0.2%
Multi-Utilities - 0.2%
CMS Energy Corp. 5.5% 6/15/29	$ 6,100,000	$ 10,347,430
TOTAL CONVERTIBLE BONDS		130,414,749
Nonconvertible Bonds - 0.8%
CONSUMER DISCRETIONARY - 0.1%
Multiline Retail - 0.1%
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	3,030,000	2,545,200
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Rite Aid Corp. 9.5% 6/15/17	9,085,000	9,289,413
Tops Markets LLC 10.125% 10/15/15	2,230,000	2,369,375
		11,658,788
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alpha Natural Resources, Inc. 6% 6/1/19	1,230,000	1,048,575
Western Refining, Inc. 11.25% 6/15/17 (e)	4,045,000	4,530,400
		5,578,975
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
Goldman Sachs Capital II 5.793% (f)(g)	7,850,000	5,314,607
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.:
5.375% 6/15/15	3,960,000	2,851,200
5.625% 2/15/13	10,000,000	9,400,000
		12,251,200
TOTAL FINANCIALS		17,565,807
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	6,015,000	6,676,650
TOTAL NONCONVERTIBLE BONDS		44,025,420
TOTAL CORPORATE BONDS (Cost $173,855,698)		174,440,169
Floating Rate Loans - 0.2%
	Principal Amount	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (g)	$ 5,630,000	$ 5,566,663
FINANCIALS - 0.1%
Insurance - 0.1%
Asurion Corp. Tranche 2nd LN, term loan 9% 5/24/19 (g)	5,537,000	5,647,740
TOTAL FLOATING RATE LOANS (Cost $11,057,968)		11,214,403
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	99,815,681	99,815,681
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	66,021,525	66,021,525
TOTAL MONEY MARKET FUNDS (Cost $165,837,206)		165,837,206
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $5,166,870,953)		5,508,989,347
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,099,044)
NET ASSETS - 100%		$ 5,505,890,303
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,953,245 or 0.9% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,885,777 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 1,383,000
Beazer Pre-Owned Rental Homes, Inc.	5/3/12	$ 2,990,000
New Academy Holding Co. LLC unit	8/1/11	$ 13,406,880
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 100,972
Fidelity Securities Lending Cash Central Fund	716,888
Total	$ 817,860
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 488,420,099	$ 473,166,875	$ 15,253,224	$ -
Consumer Staples	577,656,713	562,780,863	14,875,850	-
Energy	718,324,569	718,259,819	64,750	-
Financials	1,021,093,547	981,415,836	21,943,959	17,733,752
Health Care	719,294,444	676,425,739	42,868,705	-
Industrials	519,806,020	515,122,364	4,683,656	-
Information Technology	480,234,683	480,234,683	-	-
Materials	67,447,122	67,447,122	-	-
Telecommunication Services	258,712,197	195,190,673	63,521,524	-
Utilities	306,508,175	266,143,523	40,364,652	-
Corporate Bonds	174,440,169	-	174,440,169	-
Floating Rate Loans	11,214,403	-	11,214,403	-
Money Market Funds	165,837,206	165,837,206	-	-
Total Investments in Securities:	$ 5,508,989,347	$ 5,102,024,703	$ 389,230,892	$ 17,733,752
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.6%
United Kingdom	6.4%
Ireland	1.3%
Canada	1.3%
Switzerland	1.3%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $64,753,841) - See accompanying schedule: Unaffiliated issuers (cost $5,001,033,747)	$ 5,343,152,141
Fidelity Central Funds (cost $165,837,206)	165,837,206
Total Investments (cost $5,166,870,953)		$ 5,508,989,347
Foreign currency held at value (cost $12,007)		12,007
Receivable for investments sold		133,467,164
Receivable for fund shares sold		819,201
Dividends receivable		15,015,591
Interest receivable		1,491,601
Distributions receivable from Fidelity Central Funds		48,223
Other receivables		363,372
Total assets		5,660,206,506

Liabilities
Payable to custodian bank	$ 506,796
Payable for investments purchased	79,603,094
Payable for fund shares redeemed	4,941,230
Accrued management fee	2,051,647
Distribution and service plan fees payable	346,654
Other affiliated payables	511,419
Other payables and accrued expenses	333,838
Collateral on securities loaned, at value	66,021,525
Total liabilities		154,316,203

Net Assets		$ 5,505,890,303
Net Assets consist of:
Paid in capital		$ 5,002,371,281
Undistributed net investment income		80,004,092
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		81,238,620
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		342,276,310
Net Assets		$ 5,505,890,303

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($3,410,917,771 ÷ 172,545,133 shares)	$ 19.77

Service Class: Net Asset Value, offering price and redemption price per share ($348,946,352 ÷ 17,719,120 shares)	$ 19.69

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,543,366,826 ÷ 79,365,464 shares)	$ 19.45

Service Class 2R: Net Asset Value, offering price and redemption price per share ($4,905,087 ÷ 253,322 shares)	$ 19.36

Investor Class: Net Asset Value, offering price and redemption price per share ($197,754,267 ÷ 10,034,099 shares)	$ 19.71

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 91,320,183
Interest		5,508,617
Income from Fidelity Central Funds		817,860
Total income		97,646,660

Expenses
Management fee	$ 12,788,191
Transfer agent fees	2,065,952
Distribution and service plan fees	2,166,965
Accounting and security lending fees	557,433
Custodian fees and expenses	67,512
Independent trustees' compensation	18,289
Appreciation in deferred trustee compensation account	83
Audit	44,264
Legal	13,786
Interest	310
Miscellaneous	32,674
Total expenses before reductions	17,755,459
Expense reductions	(225,136)	17,530,323
Net investment income (loss)		80,116,337
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	116,971,037
Foreign currency transactions	(136,072)
Total net realized gain (loss)		116,834,965
Change in net unrealized appreciation (depreciation) on: Investment securities	248,948,696
Assets and liabilities in foreign currencies	167,017
Total change in net unrealized appreciation (depreciation)		249,115,713
Net gain (loss)		365,950,678
Net increase (decrease) in net assets resulting from operations		$ 446,067,015

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,116,337	$ 137,582,764
Net realized gain (loss)	116,834,965	336,648,895
Change in net unrealized appreciation (depreciation)	249,115,713	(414,416,618)
Net increase (decrease) in net assets resulting from operations	446,067,015	59,815,041
Distributions to shareholders from net investment income	-	(135,446,653)
Distributions to shareholders from net realized gain	(141,235,485)	-
Total distributions	(141,235,485)	(135,446,653)
Share transactions - net increase (decrease)	(132,387,772)	(594,372,345)
Redemption fees	696	2,327
Total increase (decrease) in net assets	172,444,454	(670,001,630)

Net Assets
Beginning of period	5,333,445,849	6,003,447,479
End of period (including undistributed net investment income of $80,004,092 and distributions in excess of net investment income of $132,585, respectively)	$ 5,505,890,303	$ 5,333,445,849

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.69	$ 19.02	$ 16.81	$ 13.18	$ 23.91	$ 26.20
Income from Investment Operations
Net investment income (loss) E	.29	.48	.30	.33	.47	.47
Net realized and unrealized gain (loss)	1.28	(.31)	2.24	3.64	(10.67)	(.05)
Total from investment operations	1.57	.17	2.54	3.97	(10.20)	.42
Distributions from net investment income	-	(.50)	(.33)	(.34)	(.51)	(.50)
Distributions from net realized gain	(.49)	-	-	-	(.02)	(2.21)
Total distributions	(.49)	(.50)	(.33)	(.34)	(.53)	(2.71)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.77	$ 18.69	$ 19.02	$ 16.81	$ 13.18	$ 23.91
Total Return B, C, D	8.45%	.97%	15.15%	30.21%	(42.65)%	1.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.55% A	.56%	.56%	.58%	.57%	.55%
Expenses net of fee waivers, if any	.55% A	.55%	.55%	.58%	.57%	.55%
Expenses net of all reductions	.55% A	.54%	.55%	.58%	.57%	.54%
Net investment income (loss)	2.95% A	2.48%	1.71%	2.29%	2.37%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,410,918	$ 3,345,762	$ 3,798,310	$ 3,771,733	$ 3,322,799	$ 7,201,655
Portfolio turnover rate G	59% A	96%	29%	29%	34%	20%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.63	$ 18.96	$ 16.75	$ 13.14	$ 23.82	$ 26.11
Income from Investment Operations
Net investment income (loss) E	.28	.46	.28	.31	.44	.44
Net realized and unrealized gain (loss)	1.27	(.31)	2.24	3.63	(10.62)	(.05)
Total from investment operations	1.55	.15	2.52	3.94	(10.18)	.39
Distributions from net investment income	-	(.48)	(.31)	(.33)	(.48)	(.47)
Distributions from net realized gain	(.49)	-	-	-	(.02)	(2.21)
Total distributions	(.49)	(.48)	(.31)	(.33)	(.50)	(2.68)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.69	$ 18.63	$ 18.96	$ 16.75	$ 13.14	$ 23.82
Total Return B, C, D	8.37%	.86%	15.09%	30.03%	(42.70)%	1.42%
Ratios to Average Net Assets F, H
Expenses before reductions	.65% A	.66%	.66%	.68%	.67%	.65%
Expenses net of fee waivers, if any	.65% A	.66%	.65%	.68%	.67%	.65%
Expenses net of all reductions	.65% A	.64%	.65%	.68%	.67%	.64%
Net investment income (loss)	2.85% A	2.38%	1.61%	2.19%	2.27%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 348,946	$ 347,999	$ 414,431	$ 430,383	$ 405,082	$ 920,054
Portfolio turnover rate G	59% A	96%	29%	29%	34%	20%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.41	$ 18.75	$ 16.57	$ 13.00	$ 23.57	$ 25.87
Income from Investment Operations
Net investment income (loss) E	.26	.42	.25	.29	.41	.39
Net realized and unrealized gain (loss)	1.27	(.31)	2.21	3.58	(10.50)	(.04)
Total from investment operations	1.53	.11	2.46	3.87	(10.09)	.35
Distributions from net investment income	-	(.45)	(.28)	(.30)	(.46)	(.44)
Distributions from net realized gain	(.49)	-	-	-	(.02)	(2.21)
Total distributions	(.49)	(.45)	(.28)	(.30)	(.48)	(2.65)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.45	$ 18.41	$ 18.75	$ 16.57	$ 13.00	$ 23.57
Total Return B, C, D	8.36%	.66%	14.92%	29.88%	(42.81)%	1.27%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.81%	.81%	.83%	.82%	.80%
Expenses net of fee waivers, if any	.80% A	.81%	.80%	.83%	.82%	.80%
Expenses net of all reductions	.80% A	.80%	.80%	.83%	.82%	.80%
Net investment income (loss)	2.70% A	2.23%	1.46%	2.04%	2.12%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,543,367	$ 1,457,230	$ 1,619,356	$ 1,558,421	$ 1,321,569	$ 2,583,129
Portfolio turnover rate G	59% A	96%	29%	29%	34%	20%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.34	$ 18.66	$ 16.49	$ 12.93	$ 23.44	$ 25.73
Income from Investment Operations
Net investment income (loss) E	.26	.42	.25	.28	.41	.39
Net realized and unrealized gain (loss)	1.25	(.30)	2.20	3.58	(10.45)	(.04)
Total from investment operations	1.51	.12	2.45	3.86	(10.04)	.35
Distributions from net investment income	-	(.44)	(.28)	(.30)	(.45)	(.43)
Distributions from net realized gain	(.49)	-	-	-	(.02)	(2.21)
Total distributions	(.49)	(.44)	(.28)	(.30)	(.47)	(2.64)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.36	$ 18.34	$ 18.66	$ 16.49	$ 12.93	$ 23.44
Total Return B, C, D	8.28%	.70%	14.90%	29.95%	(42.82)%	1.27%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.81%	.81%	.83%	.82%	.80%
Expenses net of fee waivers, if any	.80% A	.80%	.80%	.83%	.82%	.80%
Expenses net of all reductions	.80% A	.79%	.80%	.83%	.81%	.79%
Net investment income (loss)	2.70% A	2.23%	1.46%	2.04%	2.12%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,905	$ 3,956	$ 5,405	$ 5,259	$ 5,339	$ 13,558
Portfolio turnover rate G	59% A	96%	29%	29%	34%	20%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.64	$ 18.97	$ 16.77	$ 13.15	$ 23.85	$ 26.15
Income from Investment Operations
Net investment income (loss) E	.28	.46	.28	.31	.44	.44
Net realized and unrealized gain (loss)	1.28	(.31)	2.23	3.64	(10.63)	(.05)
Total from investment operations	1.56	.15	2.51	3.95	(10.19)	.39
Distributions from net investment income	-	(.48)	(.31)	(.33)	(.49)	(.48)
Distributions from net realized gain	(.49)	-	-	-	(.02)	(2.21)
Total distributions	(.49)	(.48)	(.31)	(.33)	(.51)	(2.69)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.71	$ 18.64	$ 18.97	$ 16.77	$ 13.15	$ 23.85
Total Return B, C, D	8.42%	.89%	15.04%	30.09%	(42.71)%	1.39%
Ratios to Average Net Assets F, H
Expenses before reductions	.64% A	.64%	.65%	.68%	.66%	.66%
Expenses net of fee waivers, if any	.64% A	.64%	.64%	.68%	.66%	.66%
Expenses net of all reductions	.63% A	.63%	.64%	.68%	.66%	.66%
Net investment income (loss)	2.86% A	2.39%	1.62%	2.19%	2.28%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 197,754	$ 178,499	$ 165,946	$ 147,358	$ 122,483	$ 230,534
Portfolio turnover rate G	59% A	96%	29%	29%	34%	20%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Equity-Income PortfolioSM (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 836,134,469
Gross unrealized depreciation	(503,412,986)
Net unrealized appreciation (depreciation) on securities and other investments	$ 332,721,483

Tax cost	$ 5,176,267,864

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,597,039,051 and $1,883,712,074, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 178,980
Service Class 2	1,982,276
Service Class 2R	5,709
$ 2,166,965

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 1,223,378
Service Class	126,972
Service Class 2	563,280
Service Class 2R	1,605
Investor Class	150,717
$ 2,065,952

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $28,450 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,168,000.42%		$ 310

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,171 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $716,888, including $2,138 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $225,136 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 87,368,043
Service Class	-	8,664,568
Service Class 2	-	34,838,681
Service Class 2R	-	92,819
Investor Class	-	4,482,542
Total	$ -	$ 135,446,653
From net realized gain
Initial Class	$ 86,397,034	$ -
Service Class	9,082,257	-
Service Class 2	40,893,881	-
Service Class 2R	114,488	-
Investor Class	4,747,825	-
Total	$ 141,235,485	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	1,803,095	4,371,165	$ 35,046,037	$ 84,316,162
Reinvestment of distributions	4,469,583	4,832,303	86,397,034	87,368,043
Shares redeemed	(12,761,305)	(29,859,019)	(248,524,253)	(577,640,149)
Net increase (decrease)	(6,488,627)	(20,655,551)	$ (127,081,182)	$ (405,955,944)
Service Class
Shares sold	448,743	732,651	$ 8,651,357	$ 13,967,159
Reinvestment of distributions	471,316	480,564	9,082,257	8,664,568
Shares redeemed	(1,882,669)	(4,390,826)	(36,702,132)	(85,219,322)
Net increase (decrease)	(962,610)	(3,177,611)	$ (18,968,518)	$ (62,587,595)
Service Class 2
Shares sold	7,857,246	6,218,448	$ 150,214,185	$ 117,730,568
Reinvestment of distributions	2,147,788	1,955,033	40,893,881	34,838,681
Shares redeemed	(9,778,461)	(15,423,190)	(186,994,630)	(293,235,286)
Net increase (decrease)	226,573	(7,249,709)	$ 4,113,436	$ (140,666,037)
Service Class 2R
Shares sold	58,246	65,572	$ 1,106,634	$ 1,282,023
Reinvestment of distributions	6,038	5,229	114,488	92,819
Shares redeemed	(26,686)	(144,784)	(510,428)	(2,656,411)
Net increase (decrease)	37,598	(73,983)	$ 710,694	$ (1,281,569)
Investor Class
Shares sold	748,542	1,692,332	$ 14,524,129	$ 32,847,466
Reinvestment of distributions	246,256	248,478	4,747,825	4,482,542
Shares redeemed	(536,653)	(1,110,397)	(10,434,156)	(21,211,208)
Net increase (decrease)	458,145	830,413	$ 8,837,798	$ 16,118,800

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 18% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI2R-SANN-0812
1.833447.106

Fidelity® Variable Insurance Products:
Growth Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.66%
Actual		$ 1,000.00	$ 1,106.00	$ 3.46
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.32
Service Class	.76%
Actual		$ 1,000.00	$ 1,105.10	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.82
Service Class 2.91%
Actual		$ 1,000.00	$ 1,104.60	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.34	$ 4.57
Service Class 2R	.91%
Actual		$ 1,000.00	$ 1,104.50	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.34	$ 4.57
Investor Class	.75%
Actual		$ 1,000.00	$ 1,105.10	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,021.13	$ 3.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	11.5	8.7
QUALCOMM, Inc.	2.8	2.2
Harley-Davidson, Inc.	2.1	0.8
The Coca-Cola Co.	2.0	1.3
Home Depot, Inc.	2.0	0.3
Express Scripts Holding Co.	1.7	0.0
Citrix Systems, Inc.	1.7	1.1
Danaher Corp.	1.6	1.5
Philip Morris International, Inc.	1.4	1.3
Google, Inc. Class A	1.4	4.1
	28.2
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.8	32.7
Consumer Discretionary	18.4	16.6
Industrials	14.2	14.3
Consumer Staples	11.4	8.5
Health Care	6.0	4.2
Asset Allocation (% of fund's net assets)
As of June 30, 2012*		As of December 31, 2011**
	Stocks 94.5%		Stocks 95.7%
	Short-Term Investments and Net Other Assets (Liabilities) 5.5%		Short-Term Investments and Net Other Assets (Liabilities) 4.3%
* Foreign investments	13.1%	** Foreign investments	14.3%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CONSUMER DISCRETIONARY - 18.4%
Automobiles - 2.5%
Harley-Davidson, Inc.	1,747,260	$ 79,902,200
Tesla Motors, Inc. (a)(d)	521,977	16,332,660
		96,234,860
Diversified Consumer Services - 0.7%
Anhanguera Educacional Participacoes SA	1,053,000	13,421,359
Kroton Educacional SA unit (a)	844,200	12,210,112
		25,631,471
Hotels, Restaurants & Leisure - 3.4%
Arcos Dorados Holdings, Inc.	575,400	8,504,412
Chipotle Mexican Grill, Inc. (a)	17,093	6,494,485
Dunkin' Brands Group, Inc.	500,595	17,190,432
McDonald's Corp.	524,257	46,412,472
Sonic Corp. (a)	391,147	3,919,293
Starbucks Corp.	850,273	45,336,556
		127,857,650
Household Durables - 0.7%
Mohawk Industries, Inc. (a)	139,256	9,724,246
Tupperware Brands Corp.	342,184	18,737,996
		28,462,242
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	224,512	51,267,315
Media - 0.6%
Discovery Communications, Inc. Class C (non-vtg.) (a)	444,191	22,249,527
Multiline Retail - 2.1%
Dollar General Corp. (a)	529,449	28,796,731
Dollarama, Inc.	722,140	43,395,074
Dollarama, Inc. (a)(e)	128,200	7,703,837
		79,895,642
Specialty Retail - 6.2%
Bed Bath & Beyond, Inc. (a)	391,526	24,196,307
GNC Holdings, Inc.	798,685	31,308,452
Home Depot, Inc.	1,423,900	75,452,461
PetSmart, Inc.	101,200	6,899,816
Ross Stores, Inc.	513,568	32,082,593
TJX Companies, Inc.	619,500	26,595,135
Ulta Salon, Cosmetics & Fragrance, Inc.	141,734	13,235,121
Vitamin Shoppe, Inc. (a)	502,484	27,601,446
		237,371,331
Textiles, Apparel & Luxury Goods - 0.9%
lululemon athletica, Inc. (a)	190,700	11,371,441
NIKE, Inc. Class B	214,569	18,834,867
Ralph Lauren Corp.	38,300	5,364,298
		35,570,606
TOTAL CONSUMER DISCRETIONARY		704,540,644

	Shares	Value
CONSUMER STAPLES - 11.4%
Beverages - 3.5%
Anheuser-Busch InBev SA NV ADR	128,700	$ 10,250,955
Monster Beverage Corp. (a)	461,675	32,871,260
SABMiller PLC	295,000	11,804,464
The Coca-Cola Co.	995,434	77,832,984
		132,759,663
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	120,000	11,400,000
Drogasil SA	492,823	4,968,716
Whole Foods Market, Inc.	212,824	20,286,384
		36,655,100
Food Products - 2.0%
Green Mountain Coffee Roasters, Inc. (a)(d)	1,345,037	29,294,906
Mead Johnson Nutrition Co. Class A	209,969	16,904,604
The Hershey Co.	366,223	26,379,043
Want Want China Holdings Ltd.	2,491,000	3,080,471
		75,659,024
Household Products - 1.3%
Colgate-Palmolive Co.	472,242	49,160,392
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	95,952	5,192,922
Herbalife Ltd.	775,222	37,466,479
		42,659,401
Tobacco - 2.6%
Altria Group, Inc.	124,400	4,298,020
British American Tobacco PLC sponsored ADR	333,500	34,057,020
Philip Morris International, Inc.	633,500	55,279,210
Swedish Match Co. AB	162,400	6,543,001
		100,177,251
TOTAL CONSUMER STAPLES		437,070,831
ENERGY - 5.9%
Energy Equipment & Services - 2.7%
Cameron International Corp. (a)	292,800	12,505,488
Dresser-Rand Group, Inc. (a)	346,491	15,432,709
National Oilwell Varco, Inc.	277,500	17,882,100
Oceaneering International, Inc.	417,974	20,004,236
Poseidon Concepts Corp. (d)	1,455,000	17,821,285
Schlumberger Ltd.	293,728	19,065,884
		102,711,702
Oil, Gas & Consumable Fuels - 3.2%
Atlas Pipeline Partners, LP	597,341	18,625,092
Concho Resources, Inc. (a)	230,592	19,627,991
Kosmos Energy Ltd. (a)	1,010,955	11,171,053
Markwest Energy Partners LP	170,100	8,387,631
Noble Energy, Inc.	95,400	8,091,828
Pioneer Natural Resources Co.	154,098	13,592,985
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Corp.	229,280	$ 9,790,256
Valero Energy Corp.	573,500	13,850,025
Williams Companies, Inc.	659,500	19,006,790
		122,143,651
TOTAL ENERGY		224,855,353
FINANCIALS - 2.5%
Capital Markets - 0.4%
GP Investments Ltd. (depositary receipt) (a)	1,387,358	3,239,586
Invesco Ltd.	573,451	12,959,993
		16,199,579
Commercial Banks - 0.2%
First Republic Bank (a)	191,124	6,421,766
Consumer Finance - 0.2%
Mahindra & Mahindra Financial Services Ltd.	284,909	3,341,155
Shriram Transport Finance Co. Ltd.	615,161	5,902,463
		9,243,618
Diversified Financial Services - 0.3%
CME Group, Inc.	46,627	12,501,165
Real Estate Investment Trusts - 1.3%
American Tower Corp.	536,155	37,482,596
Public Storage	76,140	10,995,377
		48,477,973
Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	182,600	2,091,013
TOTAL FINANCIALS		94,935,114
HEALTH CARE - 6.0%
Biotechnology - 2.1%
Aegerion Pharmaceuticals, Inc. (a)	123,800	1,837,192
Amgen, Inc.	313,300	22,883,432
AVEO Pharmaceuticals, Inc. (a)(d)	805,822	9,798,796
Biogen Idec, Inc. (a)	248,022	35,809,416
Biovitrum AB (a)	2,298,821	7,809,568
Cytokinetics, Inc.	1,808,300	1,158,216
Cytokinetics, Inc. warrants 6/25/17 (a)	1,084,980	5,877
		79,302,497
Health Care Equipment & Supplies - 0.2%
Conceptus, Inc. (a)	274,300	5,436,626
Edwards Lifesciences Corp. (a)	23,700	2,448,210
		7,884,836
Health Care Providers & Services - 1.7%
Apollo Hospitals Enterprise Ltd.	158,827	1,769,201
Express Scripts Holding Co. (a)	1,153,554	64,402,920
		66,172,121

	Shares	Value
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(d)	87,507	$ 3,534,408
Pharmaceuticals - 1.9%
Novo Nordisk A/S Series B	182,160	26,419,916
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,054,619	47,308,172
		73,728,088
TOTAL HEALTH CARE		230,621,950
INDUSTRIALS - 14.2%
Aerospace & Defense - 3.1%
Honeywell International, Inc.	271,016	15,133,533
Precision Castparts Corp.	206,500	33,967,185
Textron, Inc.	156,044	3,880,814
TransDigm Group, Inc. (a)	195,548	26,262,096
United Technologies Corp.	504,039	38,070,066
		117,313,694
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	458,240	36,090,982
Building Products - 0.3%
USG Corp. (a)(d)	515,300	9,816,465
Commercial Services & Supplies - 0.0%
Aggreko PLC	59,788	1,940,158
Electrical Equipment - 1.7%
AMETEK, Inc.	312,086	15,576,212
Regal-Beloit Corp.	269,845	16,800,550
Roper Industries, Inc.	324,567	31,995,815
		64,372,577
Industrial Conglomerates - 1.6%
Danaher Corp.	1,176,735	61,284,359
Machinery - 2.5%
CLARCOR, Inc.	415,088	19,990,638
Graco, Inc.	178,062	8,205,097
Ingersoll-Rand PLC	949,364	40,044,174
Manitowoc Co., Inc.	1,345,894	15,746,960
Terex Corp. (a)	681,700	12,154,711
		96,141,580
Professional Services - 3.1%
Advisory Board Co. (a)	462,700	22,945,293
Corporate Executive Board Co.	701,059	28,659,292
Equifax, Inc.	815,503	38,002,440
IHS, Inc. Class A (a)	217,488	23,429,982
Qualicorp SA	612,800	5,357,614
		118,394,621
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	75,600	4,505,760
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc. Class A	141,012	$ 9,243,337
W.W. Grainger, Inc.	127,400	24,363,976
		33,607,313
TOTAL INDUSTRIALS		543,467,509
INFORMATION TECHNOLOGY - 31.8%
Communications Equipment - 3.5%
Acme Packet, Inc. (a)(d)	844,142	15,743,248
QUALCOMM, Inc.	1,891,697	105,329,689
Riverbed Technology, Inc. (a)	797,181	12,874,473
		133,947,410
Computers & Peripherals - 12.4%
Apple, Inc. (a)	754,506	440,631,507
SanDisk Corp. (a)	943,412	34,415,670
		475,047,177
Electronic Equipment & Components - 0.2%
InvenSense, Inc. (d)	576,588	6,515,444
Internet Software & Services - 4.6%
Active Network, Inc. (a)	250,128	3,849,470
Baidu.com, Inc. sponsored ADR (a)	93,795	10,784,549
Bankrate, Inc.	1,033,946	19,014,267
Blucora, Inc. (a)	653,866	8,055,629
CoStar Group, Inc. (a)	114,314	9,282,297
Google, Inc. Class A (a)	94,290	54,694,800
MercadoLibre, Inc.	105,842	8,022,824
SPS Commerce, Inc. (a)	244,958	7,441,824
VeriSign, Inc. (a)	1,227,210	53,469,540
		174,615,200
IT Services - 1.7%
Cardtronics, Inc. (a)	287,993	8,700,269
Heartland Payment Systems, Inc.	445,336	13,395,707
MasterCard, Inc. Class A	23,800	10,236,618
ServiceSource International, Inc. (a)	908,512	12,582,891
Visa, Inc. Class A	151,700	18,754,671
		63,670,156
Semiconductors & Semiconductor Equipment - 3.9%
Altera Corp.	273,782	9,264,783
ASML Holding NV	458,600	23,581,212
Avago Technologies Ltd.	734,502	26,368,622
Broadcom Corp. Class A	978,729	33,081,040
Cirrus Logic, Inc. (a)	190,372	5,688,315
Ezchip Semiconductor Ltd. (a)	256,259	10,260,610
MagnaChip Semiconductor Corp. (a)	694,900	6,622,397
Maxim Integrated Products, Inc.	144,300	3,699,852
PMC-Sierra, Inc. (a)	977,475	6,001,697
Texas Instruments, Inc.	899,058	25,793,974
		150,362,502

	Shares	Value
Software - 5.5%
ANSYS, Inc. (a)	301,748	$ 19,043,316
Citrix Systems, Inc. (a)	766,177	64,312,897
Computer Modelling Group Ltd.	502,700	8,576,661
Intuit, Inc.	274,856	16,312,704
Red Hat, Inc. (a)	261,500	14,769,520
salesforce.com, Inc. (a)	337,082	46,604,957
SolarWinds, Inc. (a)	486,534	21,193,421
VMware, Inc. Class A (a)	210,777	19,189,138
		210,002,614
TOTAL INFORMATION TECHNOLOGY		1,214,160,503
MATERIALS - 3.1%
Chemicals - 2.5%
Albemarle Corp.	63,300	3,775,212
FMC Corp.	503,054	26,903,328
Monsanto Co.	290,000	24,006,200
Praxair, Inc.	259,837	28,252,077
Sherwin-Williams Co.	108,300	14,333,505
		97,270,322
Metals & Mining - 0.6%
Kenmare Resources PLC (a)	4,600,347	2,845,909
Newmont Mining Corp.	404,405	19,617,687
		22,463,596
TOTAL MATERIALS		119,733,918
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
SBA Communications Corp. Class A (a)	468,000	26,699,400
TIM Participacoes SA sponsored ADR (d)	634,600	17,426,116
		44,125,516
TOTAL COMMON STOCKS (Cost $2,809,365,160)		3,613,511,338
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.17% (b)	85,174,212	85,174,212
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	61,795,372	61,795,372
TOTAL MONEY MARKET FUNDS (Cost $146,969,584)		146,969,584
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $2,956,334,744)	3,760,480,922
NET OTHER ASSETS (LIABILITIES) - 1.6%	61,709,773
NET ASSETS - 100%	$ 3,822,190,695
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,703,837 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,548
Fidelity Securities Lending Cash Central Fund	812,561
Total	$ 853,109
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 704,540,644	$ 704,540,644	$ -	$ -
Consumer Staples	437,070,831	433,990,360	3,080,471	-
Energy	224,855,353	224,855,353	-	-
Financials	94,935,114	85,691,496	9,243,618	-
Health Care	230,621,950	202,426,956	28,194,994	-
Industrials	543,467,509	543,467,509	-	-
Information Technology	1,214,160,503	1,214,160,503	-	-
Materials	119,733,918	119,733,918	-	-
Telecommunication Services	44,125,516	44,125,516	-	-
Money Market Funds	146,969,584	146,969,584	-	-
Total Investments in Securities:	$ 3,760,480,922	$ 3,719,961,839	$ 40,519,083	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.9%
Canada	3.2%
Brazil	1.5%
Cayman Islands	1.4%
United Kingdom	1.2%
Ireland	1.2%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $63,275,577) - See accompanying schedule: Unaffiliated issuers (cost $2,809,365,160)	$ 3,613,511,338
Fidelity Central Funds (cost $146,969,584)	146,969,584
Total Investments (cost $2,956,334,744)		$ 3,760,480,922
Cash		1,263,934
Receivable for investments sold		175,532,351
Receivable for fund shares sold		742,632
Dividends receivable		2,081,057
Distributions receivable from Fidelity Central Funds		265,440
Other receivables		174,846
Total assets		3,940,541,182

Liabilities
Payable for investments purchased	$ 51,968,218
Payable for fund shares redeemed	2,075,728
Accrued management fee	1,758,157
Distribution and service plan fees payable	155,921
Other affiliated payables	382,229
Other payables and accrued expenses	214,862
Collateral on securities loaned, at value	61,795,372
Total liabilities		118,350,487

Net Assets		$ 3,822,190,695
Net Assets consist of:
Paid in capital		$ 4,191,632,390
Undistributed net investment income		6,953,969
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,180,546,341)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		804,150,677
Net Assets		$ 3,822,190,695

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,692,563,092 ÷ 65,996,096 shares)	$ 40.80

Service Class: Net Asset Value, offering price and redemption price per share ($409,193,128 ÷ 10,058,609 shares)	$ 40.68

Service Class 2: Net Asset Value, offering price and redemption price per share ($576,861,707 ÷ 14,296,172 shares)	$ 40.35

Service Class 2R: Net Asset Value, offering price and redemption price per share ($5,039,008 ÷ 125,132 shares)	$ 40.27

Investor Class: Net Asset Value, offering price and redemption price per share ($138,533,760 ÷ 3,405,063 shares)	$ 40.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 21,776,261
Interest		11
Income from Fidelity Central Funds		853,109
Total income		22,629,381

Expenses
Management fee	$ 11,001,025
Transfer agent fees	1,465,378
Distribution and service plan fees	984,464
Accounting and security lending fees	523,095
Custodian fees and expenses	60,497
Independent trustees' compensation	13,106
Appreciation in deferred trustee compensation account	98
Audit	35,622
Legal	10,427
Interest	124
Miscellaneous	23,885
Total expenses before reductions	14,117,721
Expense reductions	(37,549)	14,080,172
Net investment income (loss)		8,549,209
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	74,003,060
Foreign currency transactions	3,288
Total net realized gain (loss)		74,006,348
Change in net unrealized appreciation (depreciation) on: Investment securities	304,258,462
Assets and liabilities in foreign currencies	6,460
Total change in net unrealized appreciation (depreciation)		304,264,922
Net gain (loss)		378,271,270
Net increase (decrease) in net assets resulting from operations		$ 386,820,479

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,549,209	$ 12,085,920
Net realized gain (loss)	74,006,348	390,193,292
Change in net unrealized appreciation (depreciation)	304,264,922	(386,686,117)
Net increase (decrease) in net assets resulting from operations	386,820,479	15,593,095
Distributions to shareholders from net investment income	-	(13,217,872)
Distributions to shareholders from net realized gain	-	(12,854,853)
Total distributions	-	(26,072,725)
Share transactions - net increase (decrease)	(265,280,746)	(292,123,490)
Redemption fees	1,578	14,621
Total increase (decrease) in net assets	121,541,311	(302,588,499)

Net Assets
Beginning of period	3,700,649,384	4,003,237,883
End of period (including undistributed net investment income of $6,953,969 and distributions in excess of net investment income of $1,595,240, respectively)	$ 3,822,190,695	$ 3,700,649,384

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 36.89	$ 37.09	$ 30.04	$ 23.53	$ 45.12	$ 35.87
Income from Investment Operations
Net investment income (loss) E	.10	.14	.07	.10	.27	.09
Net realized and unrealized gain (loss)	3.81	(.06) H	7.18	6.55	(21.55)	9.53
Total from investment operations	3.91	.08	7.25	6.65	(21.28)	9.62
Distributions from net investment income	-	(.15) M	(.09)	(.12)	(.31)	(.33)
Distributions from net realized gain	-	(.12) M	(.11)	(.02)	-	(.04)
Total distributions	-	(.28) L	(.20)	(.14) K	(.31)	(.37)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.80	$ 36.89	$ 37.09	$ 30.04	$ 23.53	$ 45.12
Total Return B, C, D	10.60%	.20%	24.17%	28.29%	(47.17)%	26.96%
Ratios to Average Net Assets F, I
Expenses before reductions	.66% A	.66%	.67%	.69%	.68%	.65%
Expenses net of fee waivers, if any	.66% A	.66%	.66%	.69%	.68%	.65%
Expenses net of all reductions	.66% A	.66%	.66%	.68%	.67%	.64%
Net investment income (loss)	.49% A	.36%	.22%	.41%	.74%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,692,563	$ 2,583,122	$ 2,842,307	$ 2,618,954	$ 2,337,892	$ 6,002,656
Portfolio turnover rate G	63% A	71%	75%	134%	161%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.14 per share is comprised of distributions from net investment income of $.118 and distributions from net realized gain of $.023 per share. L Total distributions of $.28 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.123 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 36.81	$ 36.99	$ 29.96	$ 23.47	$ 44.99	$ 35.72
Income from Investment Operations
Net investment income (loss) E	.08	.10	.04	.08	.23	.04
Net realized and unrealized gain (loss)	3.79	(.05) H	7.16	6.52	(21.48)	9.51
Total from investment operations	3.87	.05	7.20	6.60	(21.25)	9.55
Distributions from net investment income	-	(.11) L	(.06)	(.09)	(.27)	(.24)
Distributions from net realized gain	-	(.12) L	(.11)	(.02)	-	(.04)
Total distributions	-	(.23)	(.17)	(.11) K	(.27)	(.28)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.68	$ 36.81	$ 36.99	$ 29.96	$ 23.47	$ 44.99
Total Return B, C, D	10.51%	.14%	24.06%	28.15%	(47.23)%	26.87%
Ratios to Average Net Assets F, I
Expenses before reductions	.76% A	.77%	.77%	.79%	.78%	.75%
Expenses net of fee waivers, if any	.76% A	.76%	.76%	.79%	.78%	.75%
Expenses net of all reductions	.76% A	.76%	.76%	.78%	.77%	.74%
Net investment income (loss)	.39% A	.26%	.12%	.31%	.64%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 409,193	$ 395,217	$ 453,063	$ 421,996	$ 395,759	$ 929,848
Portfolio turnover rate G	63% A	71%	75%	134%	161%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.023 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 36.53	$ 36.72	$ 29.75	$ 23.31	$ 44.65	$ 35.42
Income from Investment Operations
Net investment income (loss) E	.05	.04	(.01)	.04	.17	(.02)
Net realized and unrealized gain (loss)	3.77	(.05) H	7.10	6.48	(21.29)	9.43
Total from investment operations	3.82	(.01)	7.09	6.52	(21.12)	9.41
Distributions from net investment income	-	(.06) L	(.01)	(.05)	(.22)	(.15)
Distributions from net realized gain	-	(.12) L	(.11)	(.02)	-	(.03)
Total distributions	-	(.18)	(.12)	(.08) K	(.22)	(.18)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.35	$ 36.53	$ 36.72	$ 29.75	$ 23.31	$ 44.65
Total Return B, C, D	10.46%	(.03)%	23.86%	27.97%	(47.31)%	26.66%
Ratios to Average Net Assets F, I
Expenses before reductions	.91% A	.92%	.92%	.94%	.93%	.90%
Expenses net of fee waivers, if any	.91% A	.91%	.91%	.94%	.93%	.90%
Expenses net of all reductions	.91% A	.91%	.91%	.93%	.92%	.89%
Net investment income (loss)	.24% A	.11%	(.03)%	.16%	.49%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 576,862	$ 590,556	$ 584,193	$ 528,819	$ 447,530	$ 898,204
Portfolio turnover rate G	63% A	71%	75%	134%	161%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.023 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 36.46	$ 36.64	$ 29.70	$ 23.26	$ 44.42	$ 35.28
Income from Investment Operations
Net investment income (loss) E	.05	.04	(.01)	.04	.18	(.01)
Net realized and unrealized gain (loss)	3.76	(.05) H	7.09	6.46	(21.20)	9.38
Total from investment operations	3.81	(.01)	7.08	6.50	(21.02)	9.37
Distributions from net investment income	-	(.05) L	(.03)	(.04)	(.14)	(.19)
Distributions from net realized gain	-	(.12) L	(.11)	(.02)	-	(.04)
Total distributions	-	(.17)	(.14)	(.06) K	(.14)	(.23)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.27	$ 36.46	$ 36.64	$ 29.70	$ 23.26	$ 44.42
Total Return B, C, D	10.45%	(.02)%	23.86%	27.98%	(47.31)%	26.66%
Ratios to Average Net Assets F, I
Expenses before reductions	.91% A	.91%	.92%	.94%	.93%	.89%
Expenses net of fee waivers, if any	.91% A	.91%	.91%	.94%	.93%	.89%
Expenses net of all reductions	.91% A	.91%	.91%	.93%	.92%	.89%
Net investment income (loss)	.24% A	.11%	(.03)%	.16%	.49%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,039	$ 5,202	$ 5,739	$ 4,084	$ 3,061	$ 20,051
Portfolio turnover rate G	63% A	71%	75%	134%	161%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.023 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 36.81	$ 37.00	$ 29.97	$ 23.48	$ 45.00	$ 35.78
Income from Investment Operations
Net investment income (loss) E	.08	.10	.04	.08	.24	.04
Net realized and unrealized gain (loss)	3.79	(.05) H	7.17	6.52	(21.49)	9.50
Total from investment operations	3.87	.05	7.21	6.60	(21.25)	9.54
Distributions from net investment income	-	(.12) L	(.07)	(.09)	(.27)	(.28)
Distributions from net realized gain	-	(.12) L	(.11)	(.02)	-	(.04)
Total distributions	-	(.24)	(.18)	(.11) K	(.27)	(.32)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.68	$ 36.81	$ 37.00	$ 29.97	$ 23.48	$ 45.00
Total Return B, C, D	10.51%	.14%	24.08%	28.14%	(47.22)%	26.81%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.75%	.76%	.79%	.77%	.76%
Expenses net of fee waivers, if any	.75% A	.75%	.75%	.79%	.77%	.76%
Expenses net of all reductions	.75% A	.74%	.75%	.78%	.76%	.76%
Net investment income (loss)	.40% A	.27%	.13%	.31%	.65%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,534	$ 126,551	$ 117,936	$ 95,531	$ 93,428	$ 181,705
Portfolio turnover rate G	63% A	71%	75%	134%	161%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.023 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2011.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 950,996,351
Gross unrealized depreciation	(155,591,050)
Net unrealized appreciation (depreciation) on securities and other investments	$ 795,405,301

Tax cost	$ 2,965,075,621

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (787,084,954)
2017	(458,405,642)
Total capital loss carryforward	$ (1,245,490,596)

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,206,110,813 and $1,510,722,986, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 210,957
Service Class 2	767,089
Service Class 2R	6,418
$ 984,464

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 983,155
Service Class	151,094
Service Class 2	220,275
Service Class 2R	1,804
Investor Class	109,050
$ 1,465,378

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $28,842 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,649,000.42%		$ 124

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,746 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,550,975. Security lending income represents the income earned on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $812,561, including $112,246 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $37,517 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $32.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 10,671,389
Service Class	-	1,191,707
Service Class 2	-	935,559
Service Class 2R	-	7,550
Investor Class	-	411,667
Total	$ -	$ 13,217,872
From net realized gain
Initial Class	$ -	$ 8,992,576
Service Class	-	1,422,036
Service Class 2	-	2,010,246
Service Class 2R	-	18,630
Investor Class	-	411,365
Total	$ -	$ 12,854,853

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	1,302,776	5,105,832	$ 53,518,520	$ 193,724,251
Reinvestment of distributions	-	531,779	-	19,663,965
Shares redeemed	(5,321,461)	(12,264,436)	(216,589,870)	(468,044,614)
Net increase (decrease)	(4,018,685)	(6,626,825)	$ (163,071,350)	$ (254,656,398)
Service Class
Shares sold	265,636	823,475	$ 10,876,911	$ 31,606,992
Reinvestment of distributions	-	70,516	-	2,613,743
Shares redeemed	(944,934)	(2,403,651)	(38,308,052)	(92,186,437)
Net increase (decrease)	(679,298)	(1,509,660)	$ (27,431,141)	$ (57,965,702)
Service Class 2
Shares sold	1,591,418	5,724,223	$ 64,688,449	$ 218,079,773
Reinvestment of distributions	-	79,666	-	2,945,805
Shares redeemed	(3,459,568)	(5,547,933)	(137,511,871)	(210,350,344)
Net increase (decrease)	(1,868,150)	255,956	$ (72,823,422)	$ 10,675,234

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Service Class 2R
Shares sold	27,064	116,285	$ 1,096,906	$ 4,451,582
Reinvestment of distributions	-	708	-	26,180
Shares redeemed	(44,618)	(130,935)	(1,764,342)	(4,926,892)
Net increase (decrease)	(17,554)	(13,942)	$ (667,436)	$ (449,130)
Investor Class
Shares sold	260,921	882,253	$ 10,695,367	$ 34,127,993
Reinvestment of distributions	-	22,289	-	823,032
Shares redeemed	(294,138)	(653,911)	(11,982,764)	(24,678,519)
Net increase (decrease)	(33,217)	250,631	$ (1,287,397)	$ 10,272,506

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 13% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 23% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPGRWT-SANN-0812
1.705692.114

Fidelity® Variable Insurance Products:
Growth Portfolio - Service Class 2R

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.66%
Actual		$ 1,000.00	$ 1,106.00	$ 3.46
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.32
Service Class	.76%
Actual		$ 1,000.00	$ 1,105.10	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.82
Service Class 2.91%
Actual		$ 1,000.00	$ 1,104.60	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.34	$ 4.57
Service Class 2R	.91%
Actual		$ 1,000.00	$ 1,104.50	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.34	$ 4.57
Investor Class	.75%
Actual		$ 1,000.00	$ 1,105.10	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,021.13	$ 3.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	11.5	8.7
QUALCOMM, Inc.	2.8	2.2
Harley-Davidson, Inc.	2.1	0.8
The Coca-Cola Co.	2.0	1.3
Home Depot, Inc.	2.0	0.3
Express Scripts Holding Co.	1.7	0.0
Citrix Systems, Inc.	1.7	1.1
Danaher Corp.	1.6	1.5
Philip Morris International, Inc.	1.4	1.3
Google, Inc. Class A	1.4	4.1
	28.2
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.8	32.7
Consumer Discretionary	18.4	16.6
Industrials	14.2	14.3
Consumer Staples	11.4	8.5
Health Care	6.0	4.2
Asset Allocation (% of fund's net assets)
As of June 30, 2012*		As of December 31, 2011**
	Stocks 94.5%		Stocks 95.7%
	Short-Term Investments and Net Other Assets (Liabilities) 5.5%		Short-Term Investments and Net Other Assets (Liabilities) 4.3%
* Foreign investments	13.1%	** Foreign investments	14.3%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CONSUMER DISCRETIONARY - 18.4%
Automobiles - 2.5%
Harley-Davidson, Inc.	1,747,260	$ 79,902,200
Tesla Motors, Inc. (a)(d)	521,977	16,332,660
		96,234,860
Diversified Consumer Services - 0.7%
Anhanguera Educacional Participacoes SA	1,053,000	13,421,359
Kroton Educacional SA unit (a)	844,200	12,210,112
		25,631,471
Hotels, Restaurants & Leisure - 3.4%
Arcos Dorados Holdings, Inc.	575,400	8,504,412
Chipotle Mexican Grill, Inc. (a)	17,093	6,494,485
Dunkin' Brands Group, Inc.	500,595	17,190,432
McDonald's Corp.	524,257	46,412,472
Sonic Corp. (a)	391,147	3,919,293
Starbucks Corp.	850,273	45,336,556
		127,857,650
Household Durables - 0.7%
Mohawk Industries, Inc. (a)	139,256	9,724,246
Tupperware Brands Corp.	342,184	18,737,996
		28,462,242
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	224,512	51,267,315
Media - 0.6%
Discovery Communications, Inc. Class C (non-vtg.) (a)	444,191	22,249,527
Multiline Retail - 2.1%
Dollar General Corp. (a)	529,449	28,796,731
Dollarama, Inc.	722,140	43,395,074
Dollarama, Inc. (a)(e)	128,200	7,703,837
		79,895,642
Specialty Retail - 6.2%
Bed Bath & Beyond, Inc. (a)	391,526	24,196,307
GNC Holdings, Inc.	798,685	31,308,452
Home Depot, Inc.	1,423,900	75,452,461
PetSmart, Inc.	101,200	6,899,816
Ross Stores, Inc.	513,568	32,082,593
TJX Companies, Inc.	619,500	26,595,135
Ulta Salon, Cosmetics & Fragrance, Inc.	141,734	13,235,121
Vitamin Shoppe, Inc. (a)	502,484	27,601,446
		237,371,331
Textiles, Apparel & Luxury Goods - 0.9%
lululemon athletica, Inc. (a)	190,700	11,371,441
NIKE, Inc. Class B	214,569	18,834,867
Ralph Lauren Corp.	38,300	5,364,298
		35,570,606
TOTAL CONSUMER DISCRETIONARY		704,540,644

	Shares	Value
CONSUMER STAPLES - 11.4%
Beverages - 3.5%
Anheuser-Busch InBev SA NV ADR	128,700	$ 10,250,955
Monster Beverage Corp. (a)	461,675	32,871,260
SABMiller PLC	295,000	11,804,464
The Coca-Cola Co.	995,434	77,832,984
		132,759,663
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	120,000	11,400,000
Drogasil SA	492,823	4,968,716
Whole Foods Market, Inc.	212,824	20,286,384
		36,655,100
Food Products - 2.0%
Green Mountain Coffee Roasters, Inc. (a)(d)	1,345,037	29,294,906
Mead Johnson Nutrition Co. Class A	209,969	16,904,604
The Hershey Co.	366,223	26,379,043
Want Want China Holdings Ltd.	2,491,000	3,080,471
		75,659,024
Household Products - 1.3%
Colgate-Palmolive Co.	472,242	49,160,392
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	95,952	5,192,922
Herbalife Ltd.	775,222	37,466,479
		42,659,401
Tobacco - 2.6%
Altria Group, Inc.	124,400	4,298,020
British American Tobacco PLC sponsored ADR	333,500	34,057,020
Philip Morris International, Inc.	633,500	55,279,210
Swedish Match Co. AB	162,400	6,543,001
		100,177,251
TOTAL CONSUMER STAPLES		437,070,831
ENERGY - 5.9%
Energy Equipment & Services - 2.7%
Cameron International Corp. (a)	292,800	12,505,488
Dresser-Rand Group, Inc. (a)	346,491	15,432,709
National Oilwell Varco, Inc.	277,500	17,882,100
Oceaneering International, Inc.	417,974	20,004,236
Poseidon Concepts Corp. (d)	1,455,000	17,821,285
Schlumberger Ltd.	293,728	19,065,884
		102,711,702
Oil, Gas & Consumable Fuels - 3.2%
Atlas Pipeline Partners, LP	597,341	18,625,092
Concho Resources, Inc. (a)	230,592	19,627,991
Kosmos Energy Ltd. (a)	1,010,955	11,171,053
Markwest Energy Partners LP	170,100	8,387,631
Noble Energy, Inc.	95,400	8,091,828
Pioneer Natural Resources Co.	154,098	13,592,985
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Corp.	229,280	$ 9,790,256
Valero Energy Corp.	573,500	13,850,025
Williams Companies, Inc.	659,500	19,006,790
		122,143,651
TOTAL ENERGY		224,855,353
FINANCIALS - 2.5%
Capital Markets - 0.4%
GP Investments Ltd. (depositary receipt) (a)	1,387,358	3,239,586
Invesco Ltd.	573,451	12,959,993
		16,199,579
Commercial Banks - 0.2%
First Republic Bank (a)	191,124	6,421,766
Consumer Finance - 0.2%
Mahindra & Mahindra Financial Services Ltd.	284,909	3,341,155
Shriram Transport Finance Co. Ltd.	615,161	5,902,463
		9,243,618
Diversified Financial Services - 0.3%
CME Group, Inc.	46,627	12,501,165
Real Estate Investment Trusts - 1.3%
American Tower Corp.	536,155	37,482,596
Public Storage	76,140	10,995,377
		48,477,973
Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	182,600	2,091,013
TOTAL FINANCIALS		94,935,114
HEALTH CARE - 6.0%
Biotechnology - 2.1%
Aegerion Pharmaceuticals, Inc. (a)	123,800	1,837,192
Amgen, Inc.	313,300	22,883,432
AVEO Pharmaceuticals, Inc. (a)(d)	805,822	9,798,796
Biogen Idec, Inc. (a)	248,022	35,809,416
Biovitrum AB (a)	2,298,821	7,809,568
Cytokinetics, Inc.	1,808,300	1,158,216
Cytokinetics, Inc. warrants 6/25/17 (a)	1,084,980	5,877
		79,302,497
Health Care Equipment & Supplies - 0.2%
Conceptus, Inc. (a)	274,300	5,436,626
Edwards Lifesciences Corp. (a)	23,700	2,448,210
		7,884,836
Health Care Providers & Services - 1.7%
Apollo Hospitals Enterprise Ltd.	158,827	1,769,201
Express Scripts Holding Co. (a)	1,153,554	64,402,920
		66,172,121

	Shares	Value
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(d)	87,507	$ 3,534,408
Pharmaceuticals - 1.9%
Novo Nordisk A/S Series B	182,160	26,419,916
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,054,619	47,308,172
		73,728,088
TOTAL HEALTH CARE		230,621,950
INDUSTRIALS - 14.2%
Aerospace & Defense - 3.1%
Honeywell International, Inc.	271,016	15,133,533
Precision Castparts Corp.	206,500	33,967,185
Textron, Inc.	156,044	3,880,814
TransDigm Group, Inc. (a)	195,548	26,262,096
United Technologies Corp.	504,039	38,070,066
		117,313,694
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	458,240	36,090,982
Building Products - 0.3%
USG Corp. (a)(d)	515,300	9,816,465
Commercial Services & Supplies - 0.0%
Aggreko PLC	59,788	1,940,158
Electrical Equipment - 1.7%
AMETEK, Inc.	312,086	15,576,212
Regal-Beloit Corp.	269,845	16,800,550
Roper Industries, Inc.	324,567	31,995,815
		64,372,577
Industrial Conglomerates - 1.6%
Danaher Corp.	1,176,735	61,284,359
Machinery - 2.5%
CLARCOR, Inc.	415,088	19,990,638
Graco, Inc.	178,062	8,205,097
Ingersoll-Rand PLC	949,364	40,044,174
Manitowoc Co., Inc.	1,345,894	15,746,960
Terex Corp. (a)	681,700	12,154,711
		96,141,580
Professional Services - 3.1%
Advisory Board Co. (a)	462,700	22,945,293
Corporate Executive Board Co.	701,059	28,659,292
Equifax, Inc.	815,503	38,002,440
IHS, Inc. Class A (a)	217,488	23,429,982
Qualicorp SA	612,800	5,357,614
		118,394,621
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	75,600	4,505,760
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc. Class A	141,012	$ 9,243,337
W.W. Grainger, Inc.	127,400	24,363,976
		33,607,313
TOTAL INDUSTRIALS		543,467,509
INFORMATION TECHNOLOGY - 31.8%
Communications Equipment - 3.5%
Acme Packet, Inc. (a)(d)	844,142	15,743,248
QUALCOMM, Inc.	1,891,697	105,329,689
Riverbed Technology, Inc. (a)	797,181	12,874,473
		133,947,410
Computers & Peripherals - 12.4%
Apple, Inc. (a)	754,506	440,631,507
SanDisk Corp. (a)	943,412	34,415,670
		475,047,177
Electronic Equipment & Components - 0.2%
InvenSense, Inc. (d)	576,588	6,515,444
Internet Software & Services - 4.6%
Active Network, Inc. (a)	250,128	3,849,470
Baidu.com, Inc. sponsored ADR (a)	93,795	10,784,549
Bankrate, Inc.	1,033,946	19,014,267
Blucora, Inc. (a)	653,866	8,055,629
CoStar Group, Inc. (a)	114,314	9,282,297
Google, Inc. Class A (a)	94,290	54,694,800
MercadoLibre, Inc.	105,842	8,022,824
SPS Commerce, Inc. (a)	244,958	7,441,824
VeriSign, Inc. (a)	1,227,210	53,469,540
		174,615,200
IT Services - 1.7%
Cardtronics, Inc. (a)	287,993	8,700,269
Heartland Payment Systems, Inc.	445,336	13,395,707
MasterCard, Inc. Class A	23,800	10,236,618
ServiceSource International, Inc. (a)	908,512	12,582,891
Visa, Inc. Class A	151,700	18,754,671
		63,670,156
Semiconductors & Semiconductor Equipment - 3.9%
Altera Corp.	273,782	9,264,783
ASML Holding NV	458,600	23,581,212
Avago Technologies Ltd.	734,502	26,368,622
Broadcom Corp. Class A	978,729	33,081,040
Cirrus Logic, Inc. (a)	190,372	5,688,315
Ezchip Semiconductor Ltd. (a)	256,259	10,260,610
MagnaChip Semiconductor Corp. (a)	694,900	6,622,397
Maxim Integrated Products, Inc.	144,300	3,699,852
PMC-Sierra, Inc. (a)	977,475	6,001,697
Texas Instruments, Inc.	899,058	25,793,974
		150,362,502

	Shares	Value
Software - 5.5%
ANSYS, Inc. (a)	301,748	$ 19,043,316
Citrix Systems, Inc. (a)	766,177	64,312,897
Computer Modelling Group Ltd.	502,700	8,576,661
Intuit, Inc.	274,856	16,312,704
Red Hat, Inc. (a)	261,500	14,769,520
salesforce.com, Inc. (a)	337,082	46,604,957
SolarWinds, Inc. (a)	486,534	21,193,421
VMware, Inc. Class A (a)	210,777	19,189,138
		210,002,614
TOTAL INFORMATION TECHNOLOGY		1,214,160,503
MATERIALS - 3.1%
Chemicals - 2.5%
Albemarle Corp.	63,300	3,775,212
FMC Corp.	503,054	26,903,328
Monsanto Co.	290,000	24,006,200
Praxair, Inc.	259,837	28,252,077
Sherwin-Williams Co.	108,300	14,333,505
		97,270,322
Metals & Mining - 0.6%
Kenmare Resources PLC (a)	4,600,347	2,845,909
Newmont Mining Corp.	404,405	19,617,687
		22,463,596
TOTAL MATERIALS		119,733,918
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
SBA Communications Corp. Class A (a)	468,000	26,699,400
TIM Participacoes SA sponsored ADR (d)	634,600	17,426,116
		44,125,516
TOTAL COMMON STOCKS (Cost $2,809,365,160)		3,613,511,338
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.17% (b)	85,174,212	85,174,212
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	61,795,372	61,795,372
TOTAL MONEY MARKET FUNDS (Cost $146,969,584)		146,969,584
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $2,956,334,744)	3,760,480,922
NET OTHER ASSETS (LIABILITIES) - 1.6%	61,709,773
NET ASSETS - 100%	$ 3,822,190,695
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,703,837 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,548
Fidelity Securities Lending Cash Central Fund	812,561
Total	$ 853,109
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 704,540,644	$ 704,540,644	$ -	$ -
Consumer Staples	437,070,831	433,990,360	3,080,471	-
Energy	224,855,353	224,855,353	-	-
Financials	94,935,114	85,691,496	9,243,618	-
Health Care	230,621,950	202,426,956	28,194,994	-
Industrials	543,467,509	543,467,509	-	-
Information Technology	1,214,160,503	1,214,160,503	-	-
Materials	119,733,918	119,733,918	-	-
Telecommunication Services	44,125,516	44,125,516	-	-
Money Market Funds	146,969,584	146,969,584	-	-
Total Investments in Securities:	$ 3,760,480,922	$ 3,719,961,839	$ 40,519,083	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.9%
Canada	3.2%
Brazil	1.5%
Cayman Islands	1.4%
United Kingdom	1.2%
Ireland	1.2%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $63,275,577) - See accompanying schedule: Unaffiliated issuers (cost $2,809,365,160)	$ 3,613,511,338
Fidelity Central Funds (cost $146,969,584)	146,969,584
Total Investments (cost $2,956,334,744)		$ 3,760,480,922
Cash		1,263,934
Receivable for investments sold		175,532,351
Receivable for fund shares sold		742,632
Dividends receivable		2,081,057
Distributions receivable from Fidelity Central Funds		265,440
Other receivables		174,846
Total assets		3,940,541,182

Liabilities
Payable for investments purchased	$ 51,968,218
Payable for fund shares redeemed	2,075,728
Accrued management fee	1,758,157
Distribution and service plan fees payable	155,921
Other affiliated payables	382,229
Other payables and accrued expenses	214,862
Collateral on securities loaned, at value	61,795,372
Total liabilities		118,350,487

Net Assets		$ 3,822,190,695
Net Assets consist of:
Paid in capital		$ 4,191,632,390
Undistributed net investment income		6,953,969
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,180,546,341)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		804,150,677
Net Assets		$ 3,822,190,695

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,692,563,092 ÷ 65,996,096 shares)	$ 40.80

Service Class: Net Asset Value, offering price and redemption price per share ($409,193,128 ÷ 10,058,609 shares)	$ 40.68

Service Class 2: Net Asset Value, offering price and redemption price per share ($576,861,707 ÷ 14,296,172 shares)	$ 40.35

Service Class 2R: Net Asset Value, offering price and redemption price per share ($5,039,008 ÷ 125,132 shares)	$ 40.27

Investor Class: Net Asset Value, offering price and redemption price per share ($138,533,760 ÷ 3,405,063 shares)	$ 40.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 21,776,261
Interest		11
Income from Fidelity Central Funds		853,109
Total income		22,629,381

Expenses
Management fee	$ 11,001,025
Transfer agent fees	1,465,378
Distribution and service plan fees	984,464
Accounting and security lending fees	523,095
Custodian fees and expenses	60,497
Independent trustees' compensation	13,106
Appreciation in deferred trustee compensation account	98
Audit	35,622
Legal	10,427
Interest	124
Miscellaneous	23,885
Total expenses before reductions	14,117,721
Expense reductions	(37,549)	14,080,172
Net investment income (loss)		8,549,209
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	74,003,060
Foreign currency transactions	3,288
Total net realized gain (loss)		74,006,348
Change in net unrealized appreciation (depreciation) on: Investment securities	304,258,462
Assets and liabilities in foreign currencies	6,460
Total change in net unrealized appreciation (depreciation)		304,264,922
Net gain (loss)		378,271,270
Net increase (decrease) in net assets resulting from operations		$ 386,820,479

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,549,209	$ 12,085,920
Net realized gain (loss)	74,006,348	390,193,292
Change in net unrealized appreciation (depreciation)	304,264,922	(386,686,117)
Net increase (decrease) in net assets resulting from operations	386,820,479	15,593,095
Distributions to shareholders from net investment income	-	(13,217,872)
Distributions to shareholders from net realized gain	-	(12,854,853)
Total distributions	-	(26,072,725)
Share transactions - net increase (decrease)	(265,280,746)	(292,123,490)
Redemption fees	1,578	14,621
Total increase (decrease) in net assets	121,541,311	(302,588,499)

Net Assets
Beginning of period	3,700,649,384	4,003,237,883
End of period (including undistributed net investment income of $6,953,969 and distributions in excess of net investment income of $1,595,240, respectively)	$ 3,822,190,695	$ 3,700,649,384

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 36.89	$ 37.09	$ 30.04	$ 23.53	$ 45.12	$ 35.87
Income from Investment Operations
Net investment income (loss) E	.10	.14	.07	.10	.27	.09
Net realized and unrealized gain (loss)	3.81	(.06) H	7.18	6.55	(21.55)	9.53
Total from investment operations	3.91	.08	7.25	6.65	(21.28)	9.62
Distributions from net investment income	-	(.15) M	(.09)	(.12)	(.31)	(.33)
Distributions from net realized gain	-	(.12) M	(.11)	(.02)	-	(.04)
Total distributions	-	(.28) L	(.20)	(.14) K	(.31)	(.37)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.80	$ 36.89	$ 37.09	$ 30.04	$ 23.53	$ 45.12
Total Return B, C, D	10.60%	.20%	24.17%	28.29%	(47.17)%	26.96%
Ratios to Average Net Assets F, I
Expenses before reductions	.66% A	.66%	.67%	.69%	.68%	.65%
Expenses net of fee waivers, if any	.66% A	.66%	.66%	.69%	.68%	.65%
Expenses net of all reductions	.66% A	.66%	.66%	.68%	.67%	.64%
Net investment income (loss)	.49% A	.36%	.22%	.41%	.74%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,692,563	$ 2,583,122	$ 2,842,307	$ 2,618,954	$ 2,337,892	$ 6,002,656
Portfolio turnover rate G	63% A	71%	75%	134%	161%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.14 per share is comprised of distributions from net investment income of $.118 and distributions from net realized gain of $.023 per share. L Total distributions of $.28 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.123 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 36.81	$ 36.99	$ 29.96	$ 23.47	$ 44.99	$ 35.72
Income from Investment Operations
Net investment income (loss) E	.08	.10	.04	.08	.23	.04
Net realized and unrealized gain (loss)	3.79	(.05) H	7.16	6.52	(21.48)	9.51
Total from investment operations	3.87	.05	7.20	6.60	(21.25)	9.55
Distributions from net investment income	-	(.11) L	(.06)	(.09)	(.27)	(.24)
Distributions from net realized gain	-	(.12) L	(.11)	(.02)	-	(.04)
Total distributions	-	(.23)	(.17)	(.11) K	(.27)	(.28)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.68	$ 36.81	$ 36.99	$ 29.96	$ 23.47	$ 44.99
Total Return B, C, D	10.51%	.14%	24.06%	28.15%	(47.23)%	26.87%
Ratios to Average Net Assets F, I
Expenses before reductions	.76% A	.77%	.77%	.79%	.78%	.75%
Expenses net of fee waivers, if any	.76% A	.76%	.76%	.79%	.78%	.75%
Expenses net of all reductions	.76% A	.76%	.76%	.78%	.77%	.74%
Net investment income (loss)	.39% A	.26%	.12%	.31%	.64%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 409,193	$ 395,217	$ 453,063	$ 421,996	$ 395,759	$ 929,848
Portfolio turnover rate G	63% A	71%	75%	134%	161%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.023 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 36.53	$ 36.72	$ 29.75	$ 23.31	$ 44.65	$ 35.42
Income from Investment Operations
Net investment income (loss) E	.05	.04	(.01)	.04	.17	(.02)
Net realized and unrealized gain (loss)	3.77	(.05) H	7.10	6.48	(21.29)	9.43
Total from investment operations	3.82	(.01)	7.09	6.52	(21.12)	9.41
Distributions from net investment income	-	(.06) L	(.01)	(.05)	(.22)	(.15)
Distributions from net realized gain	-	(.12) L	(.11)	(.02)	-	(.03)
Total distributions	-	(.18)	(.12)	(.08) K	(.22)	(.18)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.35	$ 36.53	$ 36.72	$ 29.75	$ 23.31	$ 44.65
Total Return B, C, D	10.46%	(.03)%	23.86%	27.97%	(47.31)%	26.66%
Ratios to Average Net Assets F, I
Expenses before reductions	.91% A	.92%	.92%	.94%	.93%	.90%
Expenses net of fee waivers, if any	.91% A	.91%	.91%	.94%	.93%	.90%
Expenses net of all reductions	.91% A	.91%	.91%	.93%	.92%	.89%
Net investment income (loss)	.24% A	.11%	(.03)%	.16%	.49%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 576,862	$ 590,556	$ 584,193	$ 528,819	$ 447,530	$ 898,204
Portfolio turnover rate G	63% A	71%	75%	134%	161%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.023 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 36.46	$ 36.64	$ 29.70	$ 23.26	$ 44.42	$ 35.28
Income from Investment Operations
Net investment income (loss) E	.05	.04	(.01)	.04	.18	(.01)
Net realized and unrealized gain (loss)	3.76	(.05) H	7.09	6.46	(21.20)	9.38
Total from investment operations	3.81	(.01)	7.08	6.50	(21.02)	9.37
Distributions from net investment income	-	(.05) L	(.03)	(.04)	(.14)	(.19)
Distributions from net realized gain	-	(.12) L	(.11)	(.02)	-	(.04)
Total distributions	-	(.17)	(.14)	(.06) K	(.14)	(.23)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.27	$ 36.46	$ 36.64	$ 29.70	$ 23.26	$ 44.42
Total Return B, C, D	10.45%	(.02)%	23.86%	27.98%	(47.31)%	26.66%
Ratios to Average Net Assets F, I
Expenses before reductions	.91% A	.91%	.92%	.94%	.93%	.89%
Expenses net of fee waivers, if any	.91% A	.91%	.91%	.94%	.93%	.89%
Expenses net of all reductions	.91% A	.91%	.91%	.93%	.92%	.89%
Net investment income (loss)	.24% A	.11%	(.03)%	.16%	.49%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,039	$ 5,202	$ 5,739	$ 4,084	$ 3,061	$ 20,051
Portfolio turnover rate G	63% A	71%	75%	134%	161%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.023 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 36.81	$ 37.00	$ 29.97	$ 23.48	$ 45.00	$ 35.78
Income from Investment Operations
Net investment income (loss) E	.08	.10	.04	.08	.24	.04
Net realized and unrealized gain (loss)	3.79	(.05) H	7.17	6.52	(21.49)	9.50
Total from investment operations	3.87	.05	7.21	6.60	(21.25)	9.54
Distributions from net investment income	-	(.12) L	(.07)	(.09)	(.27)	(.28)
Distributions from net realized gain	-	(.12) L	(.11)	(.02)	-	(.04)
Total distributions	-	(.24)	(.18)	(.11) K	(.27)	(.32)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.68	$ 36.81	$ 37.00	$ 29.97	$ 23.48	$ 45.00
Total Return B, C, D	10.51%	.14%	24.08%	28.14%	(47.22)%	26.81%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.75%	.76%	.79%	.77%	.76%
Expenses net of fee waivers, if any	.75% A	.75%	.75%	.79%	.77%	.76%
Expenses net of all reductions	.75% A	.74%	.75%	.78%	.76%	.76%
Net investment income (loss)	.40% A	.27%	.13%	.31%	.65%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,534	$ 126,551	$ 117,936	$ 95,531	$ 93,428	$ 181,705
Portfolio turnover rate G	63% A	71%	75%	134%	161%	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.023 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2011.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 950,996,351
Gross unrealized depreciation	(155,591,050)
Net unrealized appreciation (depreciation) on securities and other investments	$ 795,405,301

Tax cost	$ 2,965,075,621

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (787,084,954)
2017	(458,405,642)
Total capital loss carryforward	$ (1,245,490,596)

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,206,110,813 and $1,510,722,986, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 210,957
Service Class 2	767,089
Service Class 2R	6,418
$ 984,464

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 983,155
Service Class	151,094
Service Class 2	220,275
Service Class 2R	1,804
Investor Class	109,050
$ 1,465,378

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $28,842 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,649,000.42%		$ 124

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,746 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,550,975. Security lending income represents the income earned on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $812,561, including $112,246 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $37,517 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $32.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 10,671,389
Service Class	-	1,191,707
Service Class 2	-	935,559
Service Class 2R	-	7,550
Investor Class	-	411,667
Total	$ -	$ 13,217,872
From net realized gain
Initial Class	$ -	$ 8,992,576
Service Class	-	1,422,036
Service Class 2	-	2,010,246
Service Class 2R	-	18,630
Investor Class	-	411,365
Total	$ -	$ 12,854,853

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	1,302,776	5,105,832	$ 53,518,520	$ 193,724,251
Reinvestment of distributions	-	531,779	-	19,663,965
Shares redeemed	(5,321,461)	(12,264,436)	(216,589,870)	(468,044,614)
Net increase (decrease)	(4,018,685)	(6,626,825)	$ (163,071,350)	$ (254,656,398)
Service Class
Shares sold	265,636	823,475	$ 10,876,911	$ 31,606,992
Reinvestment of distributions	-	70,516	-	2,613,743
Shares redeemed	(944,934)	(2,403,651)	(38,308,052)	(92,186,437)
Net increase (decrease)	(679,298)	(1,509,660)	$ (27,431,141)	$ (57,965,702)
Service Class 2
Shares sold	1,591,418	5,724,223	$ 64,688,449	$ 218,079,773
Reinvestment of distributions	-	79,666	-	2,945,805
Shares redeemed	(3,459,568)	(5,547,933)	(137,511,871)	(210,350,344)
Net increase (decrease)	(1,868,150)	255,956	$ (72,823,422)	$ 10,675,234

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Service Class 2R
Shares sold	27,064	116,285	$ 1,096,906	$ 4,451,582
Reinvestment of distributions	-	708	-	26,180
Shares redeemed	(44,618)	(130,935)	(1,764,342)	(4,926,892)
Net increase (decrease)	(17,554)	(13,942)	$ (667,436)	$ (449,130)
Investor Class
Shares sold	260,921	882,253	$ 10,695,367	$ 34,127,993
Reinvestment of distributions	-	22,289	-	823,032
Shares redeemed	(294,138)	(653,911)	(11,982,764)	(24,678,519)
Net increase (decrease)	(33,217)	250,631	$ (1,287,397)	$ 10,272,506

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 13% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 23% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPGRWTR-SANN-0812
1.833448.106

Fidelity® Variable Insurance Products:
High Income Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.69%
Actual		$ 1,000.00	$ 1,071.10	$ 3.55
HypotheticalA		$ 1,000.00	$ 1,021.43	$ 3.47
Service Class	.78%
Actual		$ 1,000.00	$ 1,071.50	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92
Service Class 2.94%
Actual		$ 1,000.00	$ 1,069.00	$ 4.84
HypotheticalA		$ 1,000.00	$ 1,020.19	$ 4.72
Initial Class R	.68%
Actual		$ 1,000.00	$ 1,071.30	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.48	$ 3.42
Service Class R	.78%
Actual		$ 1,000.00	$ 1,069.90	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92
Service Class 2R	.94%
Actual		$ 1,000.00	$ 1,069.00	$ 4.84
HypotheticalA		$ 1,000.00	$ 1,020.19	$ 4.72
Investor Class	.72%
Actual		$ 1,000.00	$ 1,071.30	$ 3.71
HypotheticalA		$ 1,000.00	$ 1,021.28	$ 3.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of June 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Credit Co. LLC	3.1	2.5
MGM Mirage, Inc.	2.9	2.3
CCO Holdings LLC/CCO Holdings Capital Corp.	2.7	2.3
International Lease Finance Corp.	2.6	2.2
CIT Group, Inc.	2.1	1.4
	13.4
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	10.8	12.6
Automotive	7.7	7.2
Electric Utilities	7.3	6.2
Diversified Financial Services	7.1	5.3
Telecommunications	6.8	8.6
Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
BBB 4.8%	BBB 2.1%
BB 30.3%	BB 32.0%
B 43.2%	B 44.7%
CCC,CC,C 11.5%	CCC,CC,C 11.1%
Not Rated 1.9%	Not Rated 1.7%
Equities 0.4%	Equities 0.4%
Short-Term Investments and Net Other Assets 7.9%	Short-Term Investments and Net Other Assets 8.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2012 *		As of December 31, 2011 **
	Nonconvertible Bonds 84.1%		Nonconvertible Bonds 83.9%
	Convertible Bonds, Preferred Stocks 0.3%		Convertible Bonds, Preferred Stocks 0.3%
	Common Stocks 0.1%		Common Stocks 0.1%
	Floating Rate Loans 7.6%		Floating Rate Loans 7.7%
	Short-Term Investments and Net Other Assets 7.9%		Short-Term Investments and Net Other Assets 8.0%
* Foreign investments	12.9%	** Foreign investments	13.7%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.1%
	Principal Amount	Value
Aerospace - 0.4%
Huntington Ingalls Industries, Inc. 6.875% 3/15/18	$ 5,100,000	$ 5,316,750
Air Transportation - 1.8%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	3,272,082	3,517,489
6.75% 9/15/15 (d)	4,090,000	4,202,475
Continental Airlines, Inc. 9.25% 5/10/17	840,632	920,492
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,985,000	1,985,000
6.75% 11/23/15	1,985,000	1,980,038
8.021% 8/10/22	1,776,600	1,796,675
8.954% 8/10/14	1,548,039	1,578,999
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	645,668	652,125
United Air Lines, Inc. 9.875% 8/1/13 (d)	659,000	685,360
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,598,479	2,572,495
9.75% 1/15/17	2,041,297	2,321,975
12% 1/15/16 (d)	676,093	731,871
		22,944,994
Automotive - 6.3%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	6,970,000	7,161,675
8.25% 6/15/21	7,665,000	7,837,463
Dana Holding Corp.:
6.5% 2/15/19	1,505,000	1,602,825
6.75% 2/15/21	1,710,000	1,846,800
Delphi Corp.:
5.875% 5/15/19	8,625,000	9,185,625
6.125% 5/15/21	1,475,000	1,611,438
Ford Motor Co. 7.45% 7/16/31	4,370,000	5,473,425
Ford Motor Credit Co. LLC:
3.875% 1/15/15	6,975,000	7,182,953
4.25% 2/3/17	3,465,000	3,632,110
5% 5/15/18	7,600,000	8,070,303
5.875% 8/2/21	4,145,000	4,611,346
6.625% 8/15/17	3,200,000	3,640,000
7% 4/15/15	2,250,000	2,491,875
8% 12/15/16	4,870,000	5,760,022
12% 5/15/15	3,495,000	4,351,275
General Motors Financial Co., Inc. 6.75% 6/1/18	3,685,000	4,025,863
Tenneco, Inc.:
6.875% 12/15/20	1,930,000	2,084,400
7.75% 8/15/18	1,685,000	1,807,163
		82,376,561

	Principal Amount	Value
Banks & Thrifts - 0.8%
Ally Financial, Inc.:
3.6669% 2/11/14 (f)	$ 3,805,000	$ 3,728,900
4.625% 6/26/15	2,665,000	2,681,510
5.5% 2/15/17	4,355,000	4,431,213
		10,841,623
Broadcasting - 1.7%
Allbritton Communications Co. 8% 5/15/18	2,205,000	2,293,200
Univision Communications, Inc.:
6.875% 5/15/19 (d)	6,165,000	6,334,538
7.875% 11/1/20 (d)	1,180,000	1,262,600
8.5% 5/15/21 (d)	9,605,000	9,677,038
UPC Holding BV 9.875% 4/15/18 (d)	1,630,000	1,784,850
		21,352,226
Building Materials - 1.8%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	3,680,000	3,937,600
6.875% 8/15/18 (d)	4,490,000	4,770,625
HD Supply, Inc.:
8.125% 4/15/19 (d)	2,725,000	2,943,000
11% 4/15/20 (d)	1,365,000	1,467,375
Headwaters, Inc. 7.625% 4/1/19	5,505,000	5,449,950
Masco Corp. 5.95% 3/15/22	1,815,000	1,868,336
Texas Industries, Inc. 9.25% 8/15/20	1,565,000	1,561,088
USG Corp. 7.875% 3/30/20 (d)	970,000	1,003,950
		23,001,924
Cable TV - 5.1%
Cablevision Systems Corp.:
7.75% 4/15/18	1,340,000	1,427,100
8.625% 9/15/17	1,000,000	1,115,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	10,700,000	11,395,500
6.625% 1/31/22	3,080,000	3,295,600
7% 1/15/19	9,810,000	10,594,800
7.25% 10/30/17	7,685,000	8,338,225
7.875% 4/30/18	985,000	1,071,188
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	11,730,000	12,609,750
CSC Holdings LLC:
6.75% 11/15/21 (d)	1,205,000	1,274,288
8.625% 2/15/19	215,000	248,325
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	530,000	548,550
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 7.5% 3/15/19 (d)	950,000	1,009,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (d)	$ 490,000	$ 525,525
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	2,710,000	2,750,650
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	3,270,000	3,400,800
UPCB Finance VI Ltd. 6.875% 1/15/22 (d)	1,325,000	1,344,875
Zayo Escrow Corp.:
8.125% 1/1/20 (d)	3,265,000	3,395,600
10.125% 7/1/20 (d)	1,360,000	1,428,000
		65,773,151
Capital Goods - 0.5%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	2,890,000	3,056,175
JB Poindexter & Co., Inc. 9% 4/1/22 (d)	3,830,000	3,830,000
		6,886,175
Chemicals - 1.4%
Celanese US Holdings LLC 6.625% 10/15/18	1,030,000	1,122,700
INEOS Finance PLC:
7.5% 5/1/20 (d)	1,065,000	1,075,650
8.375% 2/15/19 (d)	865,000	895,275
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	2,575,000	2,652,250
LyondellBasell Industries NV:
5% 4/15/19 (d)	3,195,000	3,338,775
5.75% 4/15/24 (d)	2,130,000	2,271,006
6% 11/15/21 (d)	1,005,000	1,102,988
NOVA Chemicals Corp. 3.8549% 11/15/13 (f)	5,325,000	5,318,344
		17,776,988
Consumer Products - 0.2%
NBTY, Inc. 9% 10/1/18	2,690,000	2,975,947
Containers - 2.4%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	1,415,000	1,499,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19 (d)	6,625,000	7,121,875
8.5% 5/15/18 (c)(d)	4,275,000	4,104,000
9.875% 8/15/19 (d)	5,145,000	5,260,763
9.875% 8/15/19 (d)	430,000	446,125
Sealed Air Corp.:
8.125% 9/15/19 (d)	5,645,000	6,237,725
8.375% 9/15/21 (d)	4,900,000	5,488,000
Tekni-Plex, Inc. 9.75% 6/1/19 (d)	1,290,000	1,302,900
		31,461,288

	Principal Amount	Value
Diversified Financial Services - 6.9%
Aircastle Ltd.:
6.75% 4/15/17	$ 2,030,000	$ 2,050,300
9.75% 8/1/18	3,730,000	4,121,650
CIT Group, Inc.:
4.75% 2/15/15 (d)	3,100,000	3,173,625
5% 5/15/17	3,230,000	3,310,750
5.25% 3/15/18	4,935,000	5,095,388
5.375% 5/15/20	2,155,000	2,203,488
5.5% 2/15/19 (d)	4,280,000	4,397,700
7% 5/2/16 (d)	7,645,000	7,654,556
7% 5/2/17 (d)	1,553,687	1,555,629
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	6,595,000	6,932,994
8% 1/15/18	11,845,000	12,585,313
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(f)	1,275,000	879,750
International Lease Finance Corp.:
4.875% 4/1/15	3,400,000	3,408,500
5.65% 6/1/14	1,315,000	1,347,875
5.75% 5/15/16	8,055,000	8,175,825
5.875% 4/1/19	1,485,000	1,470,150
6.25% 5/15/19	2,245,000	2,287,094
8.625% 9/15/15	6,070,000	6,722,525
8.625% 1/15/22	3,855,000	4,462,163
8.75% 3/15/17	2,110,000	2,373,750
8.875% 9/1/17	3,235,000	3,655,550
Reynolds Group DL Escrow LLC 7.75% 10/15/16 (c)(d)	1,000,000	1,055,000
		88,919,575
Diversified Media - 0.8%
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	3,900,000	4,338,750
11.5% 5/1/16	1,445,000	1,643,688
Quebecor Media, Inc.:
7.75% 3/15/16	2,612,000	2,696,890
7.75% 3/15/16	1,955,000	2,018,538
		10,697,866
Electric Utilities - 7.3%
Atlantic Power Corp. 9% 11/15/18 (d)	6,740,000	6,891,650
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	5,775,000	6,193,688
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16 (d)	7,095,000	7,662,600
7.25% 10/15/21 (d)	2,295,000	2,547,450
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (d)	1,655,000	1,721,200
9.375% 5/1/20 (d)	2,725,000	2,820,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
GenOn Energy, Inc.:
9.5% 10/15/18	$ 3,310,000	$ 3,272,763
9.875% 10/15/20	1,465,000	1,428,375
InterGen NV 9% 6/30/17 (d)	4,150,000	4,067,000
IPALCO Enterprises, Inc. 5% 5/1/18	1,435,000	1,436,866
Mirant Americas Generation LLC:
8.5% 10/1/21	7,395,000	6,655,500
9.125% 5/1/31	6,570,000	5,847,300
NSG Holdings II, LLC 7.75% 12/15/25 (d)	9,865,000	9,865,000
NV Energy, Inc. 6.25% 11/15/20	4,295,000	4,794,637
Otter Tail Corp. 9% 12/15/16	2,460,000	2,669,100
Puget Energy, Inc.:
5.625% 7/15/22 (d)	1,045,000	1,088,054
6.5% 12/15/20	3,975,000	4,337,918
RRI Energy, Inc. 7.625% 6/15/14	6,280,000	6,405,600
The AES Corp.:
7.375% 7/1/21 (d)	5,145,000	5,723,813
7.75% 10/15/15	3,745,000	4,194,400
8% 10/15/17	1,515,000	1,715,738
9.75% 4/15/16	3,010,000	3,566,850
		94,905,877
Energy - 10.4%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	1,710,000	1,718,550
6.5% 5/20/21	642,000	645,210
Antero Resources Finance Corp.:
7.25% 8/1/19	1,845,000	1,914,188
9.375% 12/1/17	4,215,000	4,636,500
Berry Petroleum Co. 6.375% 9/15/22	2,890,000	2,983,925
Chesapeake Energy Corp.:
6.125% 2/15/21	4,950,000	4,789,125
6.775% 3/15/19	2,005,000	1,939,838
6.875% 11/15/20	1,250,000	1,231,250
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	615,000	596,550
6.125% 7/15/22	1,745,000	1,714,463
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	1,680,000	1,512,000
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19	2,315,000	2,297,638
Denbury Resources, Inc. 6.375% 8/15/21	2,550,000	2,626,500
Edgen Murray Corp. 12.25% 1/15/15	4,760,000	4,688,600
Energy Transfer Equity LP 7.5% 10/15/20	2,930,000	3,215,675

	Principal Amount	Value
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	$ 2,812,000	$ 2,706,550
Exterran Holdings, Inc. 7.25% 12/1/18	7,855,000	7,383,700
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,259,000	2,061,338
Forbes Energy Services Ltd. 9% 6/15/19	4,680,000	4,352,400
Frontier Oil Corp.:
6.875% 11/15/18	1,245,000	1,294,800
8.5% 9/15/16	2,700,000	2,835,000
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20 (d)	1,400,000	1,393,000
8% 9/1/17	215,000	231,125
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	1,415,000	1,415,000
7% 10/1/18	3,155,000	3,186,550
Kinder Morgan Finance Co. LLC 6% 1/15/18 (d)	6,445,000	6,735,025
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (d)	2,895,000	2,822,625
7.75% 2/1/21	2,390,000	2,515,475
8.625% 4/15/20	3,055,000	3,291,763
MRC Global, Inc. 9.5% 12/15/16	6,600,000	7,128,000
Newfield Exploration Co. 5.625% 7/1/24	1,470,000	1,503,075
Offshore Group Investment Ltd.:
11.5% 8/1/15	4,390,000	4,719,250
11.5% 8/1/15 (d)	2,770,000	2,998,525
Oil States International, Inc. 6.5% 6/1/19	3,995,000	4,154,800
Pan American Energy LLC 7.875% 5/7/21 (d)	5,360,000	4,529,200
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (d)	4,340,000	4,318,300
PetroBakken Energy Ltd. 8.625% 2/1/20 (d)	2,015,000	1,994,850
Petrohawk Energy Corp. 7.25% 8/15/18	1,685,000	1,904,050
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	3,225,000	3,273,375
Plains Exploration & Production Co. 6.125% 6/15/19	3,190,000	3,190,000
Precision Drilling Corp.:
6.5% 12/15/21	290,000	295,800
6.625% 11/15/20	2,505,000	2,555,100
Quicksilver Resources, Inc. 7.125% 4/1/16	3,255,000	2,571,450
Samson Investment Co. 9.75% 2/15/20 (d)	5,105,000	5,066,713
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (d)	800,000	798,000
6.875% 2/1/21	900,000	936,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp.: - continued
7.875% 10/15/18	$ 2,660,000	$ 2,872,800
WPX Energy, Inc. 6% 1/15/22	1,625,000	1,616,875
		135,160,526
Environmental - 0.5%
Covanta Holding Corp. 7.25% 12/1/20	6,440,000	6,977,180
Food & Drug Retail - 1.4%
Rite Aid Corp.:
9.25% 3/15/20 (d)	4,135,000	4,155,675
9.25% 3/15/20 (d)	3,165,000	3,180,825
9.5% 6/15/17	10,170,000	10,398,825
		17,735,325
Food/Beverage/Tobacco - 0.8%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)	3,700,000	3,644,500
Post Holdings, Inc. 7.375% 2/15/22 (d)	2,730,000	2,866,500
US Foodservice, Inc. 8.5% 6/30/19 (d)	3,990,000	4,099,725
		10,610,725
Gaming - 4.6%
Ameristar Casinos, Inc.:
7.5% 4/15/21	3,720,000	3,943,200
7.5% 4/15/21 (d)	2,415,000	2,559,900
Chukchansi Economic Development Authority 9.75% 5/30/20 (d)	1,378,000	1,102,400
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16	4,240,000	4,452,000
7.625% 1/15/16 (d)	2,755,000	2,858,313
11.5% 1/15/17 pay-in-kind (f)	5,277,559	5,528,829
MGM Mirage, Inc.:
6.625% 7/15/15	8,205,000	8,410,125
6.75% 4/1/13	1,140,000	1,168,500
7.5% 6/1/16	2,600,000	2,691,000
7.625% 1/15/17	10,930,000	11,093,950
7.75% 3/15/22	2,720,000	2,767,600
8.625% 2/1/19 (d)	4,135,000	4,445,125
10% 11/1/16	3,185,000	3,487,575
11.375% 3/1/18	3,150,000	3,709,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	1,895,000	2,084,500
		60,302,142
Healthcare - 5.2%
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	1,350,000	1,113,750

	Principal Amount	Value
10.875% 11/15/14	$ 4,365,000	$ 4,441,388
Emergency Medical Services Corp. 8.125% 6/1/19	5,100,000	5,323,125
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (d)	3,265,000	3,403,763
HCA, Inc.:
5.875% 3/15/22	670,000	699,313
6.5% 2/15/20	755,000	821,063
9.875% 2/15/17	1,032,000	1,119,720
HealthSouth Corp. 7.25% 10/1/18	4,470,000	4,704,675
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	8,105,000	7,983,425
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	2,595,000	2,698,800
Mylan, Inc.:
6% 11/15/18 (d)	2,000,000	2,095,000
7.625% 7/15/17 (d)	1,255,000	1,380,500
Omega Healthcare Investors, Inc. 6.75% 10/15/22	4,540,000	4,835,100
Radiation Therapy Services, Inc. 8.875% 1/15/17 (d)	1,190,000	1,142,400
Rural/Metro Corp. 10.125% 7/15/19 (d)	1,055,000	991,700
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	6,590,000	7,084,250
Senior Housing Properties Trust 6.75% 4/15/20	2,640,000	2,861,892
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)	6,275,000	6,526,000
6.75% 8/15/21 (d)	1,325,000	1,298,500
6.875% 12/1/18 (d)	4,655,000	4,817,925
7% 10/1/20 (d)	375,000	378,281
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (d)	2,345,000	2,274,650
		67,995,220
Homebuilders/Real Estate - 2.8%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	2,370,000	2,512,200
D.R. Horton, Inc. 4.75% 5/15/17	1,315,000	1,355,272
KB Home 7.25% 6/15/18	5,145,000	5,042,100
Lennar Corp.:
5.6% 5/31/15	545,000	569,525
6.95% 6/1/18	2,515,000	2,684,763
12.25% 6/1/17	1,600,000	2,040,000
Realogy Corp. 7.625% 1/15/20 (d)	3,475,000	3,605,313
Standard Pacific Corp.:
8.375% 5/15/18	11,850,000	12,946,096
8.375% 1/15/21	2,375,000	2,588,750
10.75% 9/15/16	2,405,000	2,837,900
		36,181,919
Nonconvertible Bonds - continued
	Principal Amount	Value
Hotels - 0.4%
Host Hotels & Resorts LP:
5.875% 6/15/19	$ 2,165,000	$ 2,338,200
9% 5/15/17	2,195,000	2,425,475
		4,763,675
Leisure - 1.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (d)	3,570,000	3,784,200
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,920,000	4,370,800
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	1,815,000	1,969,275
yankee 7.25% 6/15/16	2,445,000	2,652,825
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15	809,000	866,860
		13,643,960
Metals/Mining - 1.4%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (d)	1,790,000	1,834,750
CONSOL Energy, Inc. 8% 4/1/17	2,080,000	2,147,600
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)	3,145,000	3,176,450
7% 11/1/15 (d)	8,120,000	8,302,700
Vedanta Resources PLC 6.75% 6/7/16 (d)	2,560,000	2,409,472
		17,870,972
Paper - 0.1%
Sappi Papier Holding GmbH:
7.75% 7/15/17 (d)(e)	735,000	744,188
8.375% 6/15/19 (d)(e)	995,000	999,975
		1,744,163
Restaurants - 0.3%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	4,035,000	4,468,763
Services - 2.7%
ARAMARK Corp.:
3.9659% 2/1/15 (f)	7,820,000	7,761,350
8.5% 2/1/15	4,830,000	4,950,750
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(f)	5,580,000	5,726,196
Audatex North America, Inc. 6.75% 6/15/18 (d)	425,000	448,375
FTI Consulting, Inc. 6.75% 10/1/20	3,100,000	3,274,530
Hertz Corp.:
6.75% 4/15/19	2,660,000	2,766,400
6.75% 4/15/19 (d)	2,850,000	2,949,750
7.5% 10/15/18	7,205,000	7,691,338
		35,568,689

	Principal Amount	Value
Shipping - 1.1%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	$ 1,725,000	$ 1,759,500
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	475,000	268,375
8.125% 3/30/18	2,895,000	2,026,500
Ship Finance International Ltd. 8.5% 12/15/13	10,800,000	10,692,000
		14,746,375
Steel - 1.4%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (d)	5,215,000	5,032,475
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	3,970,000	3,940,225
Severstal Columbus LLC 10.25% 2/15/18	5,610,000	5,610,000
Steel Dynamics, Inc. 7.625% 3/15/20	3,335,000	3,568,450
		18,151,150
Super Retail - 1.8%
J. Crew Group, Inc. 8.125% 3/1/19	3,975,000	4,104,188
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)	7,585,000	8,286,613
Sonic Automotive, Inc. 7% 7/15/22 (d)	945,000	972,216
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	6,795,000	7,100,775
Toys 'R' Us, Inc. 7.375% 9/1/16 (d)	2,740,000	2,698,900
		23,162,692
Technology - 3.8%
Amkor Technology, Inc. 7.375% 5/1/18	4,830,000	5,047,350
Avaya, Inc.:
9.75% 11/1/15	5,735,000	4,631,013
10.125% 11/1/15 pay-in-kind (f)	5,905,000	4,783,050
CDW LLC/CDW Finance Corp. 8.5% 4/1/19	4,650,000	4,929,000
Lucent Technologies, Inc.:
6.45% 3/15/29	6,625,000	4,505,000
6.5% 1/15/28	4,915,000	3,317,625
Sanmina-SCI Corp. 7% 5/15/19 (d)	6,455,000	6,293,625
Spansion LLC 7.875% 11/15/17	5,850,000	5,674,500
SunGard Data Systems, Inc.:
7.375% 11/15/18	595,000	636,650
10.25% 8/15/15	3,080,000	3,187,800
Viasystems, Inc. 7.875% 5/1/19 (d)	5,880,000	5,850,600
		48,856,213
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - 6.6%
Digicel Group Ltd.:
7% 2/15/20 (d)	$ 295,000	$ 283,938
8.25% 9/1/17 (d)	5,395,000	5,529,875
8.875% 1/15/15 (d)	7,580,000	7,655,800
9.125% 1/15/15 pay-in-kind (d)(f)	4,447,000	4,491,470
Intelsat Jackson Holdings SA 7.25% 10/15/20 (d)	2,900,000	3,045,000
Intelsat Ltd. 11.25% 6/15/16	1,118,000	1,171,105
Intelsat Luxembourg SA:
11.25% 2/4/17	8,780,000	9,087,300
11.5% 2/4/17 pay-in-kind (d)(f)	2,730,000	2,818,725
11.5% 2/4/17 pay-in-kind (f)	12,031,864	12,422,900
Nextel Communications, Inc.:
5.95% 3/15/14	4,940,000	4,946,175
7.375% 8/1/15	5,195,000	5,201,494
NII Capital Corp. 7.625% 4/1/21	2,385,000	2,033,213
Sprint Nextel Corp.:
6% 12/1/16	10,710,000	10,254,825
9% 11/15/18 (d)	1,505,000	1,681,838
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	4,145,000	4,217,538
U.S. West Communications 7.5% 6/15/23	9,460,000	9,483,650
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	1,149,105	723,010
		85,047,856
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 6.375% 12/15/20	1,535,000	1,619,425
Levi Strauss & Co. 6.875% 5/1/22 (d)	2,590,000	2,648,275
		4,267,700
TOTAL NONCONVERTIBLE BONDS (Cost $1,051,651,456)		1,092,486,190
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1104% 4/25/21 (f) (Cost $0)	25,932	18,153
Common Stocks - 0.1%
	Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (d)	1	873,375

	Shares	Value
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(g)	48,889	$ 341,734
TOTAL COMMON STOCKS (Cost $3,248,508)		1,215,109
Convertible Preferred Stocks - 0.3%

Automotive - 0.3%
General Motors Co. 4.75% (Cost $5,336,226)	111,200	3,691,840
Floating Rate Loans - 7.6%
	Principal Amount
Air Transportation - 1.0%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (f)	$ 7,271,550	7,280,639
US Airways Group, Inc. term loan 2.7453% 3/23/14 (f)	5,541,187	5,264,128
		12,544,767
Automotive - 1.1%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (f)	8,761,351	8,827,061
Federal-Mogul Corp.:
Tranche B, term loan 2.1776% 12/27/14 (f)	3,589,525	3,410,049
Tranche C, term loan 2.1776% 12/27/15 (f)	2,415,458	2,294,685
		14,531,795
Broadcasting - 0.5%
Univision Communications, Inc. term loan 4.4953% 3/31/17 (f)	6,722,026	6,318,704
Cable TV - 0.3%
Harron Communications LP Tranche B, term loan 5.5% 10/6/17 (f)	2,720,638	2,720,638
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (f)	1,640,000	1,607,200
		4,327,838
Capital Goods - 0.3%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (f)	3,427,775	3,419,206
Chemicals - 0.3%
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (f)	3,157,088	3,062,375
Kronos Worldwide, Inc. term loan 5.75% 6/13/18 (f)	1,340,000	1,336,650
		4,399,025
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (f)	2,849,186	2,763,711
Floating Rate Loans - continued
	Principal Amount	Value
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (f)	$ 1,523,734	$ 1,523,734
Tranche 2LN, term loan 10% 9/2/16 (f)	2,070,000	2,070,000
		3,593,734
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (f)	2,310,000	2,318,778
Electric Utilities - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (f)	661,625	661,625
Energy - 0.4%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (f)	1,450,000	1,433,688
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (f)	1,810,000	1,819,050
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (f)	2,660,000	2,606,800
		5,859,538
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (f)	2,058,938	2,026,345
Healthcare - 0.8%
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (f)	2,893,778	2,868,458
HCA, Inc. Tranche B2, term loan 3.7106% 3/31/17 (f)	3,135,000	3,052,863
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (f)	3,977,976	3,928,252
		9,849,573
Insurance - 0.8%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (f)	2,735,227	2,725,107
Tranche 2nd LN, term loan 9% 5/24/19 (f)	5,360,000	5,467,200
Lonestar Inter Super Hld LLC term loan 11% 9/2/19 (f)	2,760,000	2,884,200
		11,076,507
Metals/Mining - 0.1%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (f)	965,000	945,700
Publishing/Printing - 0.1%
Newsday LLC term loan 10.5% 8/1/13	925,000	938,875
Restaurants - 0.2%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (f)	2,718,188	2,718,188

	Principal Amount	Value
Services - 0.2%
U.S. Foodservice term loan 5.75% 3/31/17 (f)	$ 2,791,800	$ 2,666,169
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (f)	3,033,613	3,026,029
Super Retail - 0.3%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (f)	3,335,000	3,301,650
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (f)	480,200	476,599
		3,778,249
Telecommunications - 0.1%
Intelsat Jackson Holdings SA term loan 3.2408% 2/1/14 (f)	830,000	805,100
TOTAL FLOATING RATE LOANS (Cost $96,960,248)		98,569,456
Money Market Funds - 6.0%
Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $78,021,675)	78,021,675	78,021,675
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $1,235,218,113)	1,274,002,423
NET OTHER ASSETS (LIABILITIES) - 1.9%	24,517,815
NET ASSETS - 100%	$ 1,298,520,238
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $376,463,904 or 29.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $341,734 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,168
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,033,574	$ 3,691,840	$ -	$ 341,734
Telecommunication Services	873,375	-	-	873,375
Corporate Bonds	1,092,486,190	-	1,092,486,190	-
Commercial Mortgage Securities	18,153	-	-	18,153
Floating Rate Loans	98,569,456	-	98,569,456	-
Money Market Funds	78,021,675	78,021,675	-	-
Total Investments in Securities:	$ 1,274,002,423	$ 81,713,515	$ 1,191,055,646	$ 1,233,262
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.1%
Bermuda	2.9%
Canada	2.4%
Luxembourg	2.4%
Cayman Islands	1.2%
Australia	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,157,196,438)	$ 1,195,980,748
Fidelity Central Funds (cost $78,021,675)	78,021,675
Total Investments (cost $1,235,218,113)		$ 1,274,002,423
Cash		126,402
Receivable for investments sold		7,520,700
Receivable for fund shares sold		1,224,221
Interest receivable		21,001,010
Distributions receivable from Fidelity Central Funds		6,073
Total assets		1,303,880,829

Liabilities
Payable for investments purchased Regular delivery	$ 2,276,590
Delayed delivery	1,730,000
Payable for fund shares redeemed	500,425
Accrued management fee	611,932
Distribution and service plan fees payable	51,977
Other affiliated payables	145,474
Other payables and accrued expenses	44,193
Total liabilities		5,360,591

Net Assets		$ 1,298,520,238
Net Assets consist of:
Paid in capital		$ 1,324,501,256
Undistributed net investment income		48,800,111
Accumulated undistributed net realized gain (loss) on investments		(113,565,439)
Net unrealized appreciation (depreciation) on investments		38,784,310
Net Assets		$ 1,298,520,238

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($580,134,083 ÷ 100,556,569 shares)	$ 5.77

Service Class: Net Asset Value, offering price and redemption price per share ($77,482,244 ÷ 13,506,900 shares)	$ 5.74

Service Class 2: Net Asset Value, offering price and redemption price per share ($201,590,760 ÷ 35,854,899 shares)	$ 5.62

Initial Class R: Net Asset Value, offering price and redemption price per share ($32,203,203 ÷ 5,601,531 shares)	$ 5.75

Service Class R: Net Asset Value, offering price and redemption price per share ($38,215,857 ÷ 6,693,688 shares)	$ 5.71

Service Class 2R: Net Asset Value, offering price and redemption price per share ($1,813,910 ÷ 322,498 shares)	$ 5.62

Investor Class: Net Asset Value, offering price and redemption price per share ($367,080,181 ÷ 63,834,407 shares)	$ 5.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 316,467
Interest		47,667,358
Income from Fidelity Central Funds		46,168
Total income		48,029,993

Expenses
Management fee	$ 3,739,200
Transfer agent fees	538,900
Distribution and service plan fees	361,161
Accounting fees and expenses	227,525
Custodian fees and expenses	12,005
Independent trustees' compensation	4,330
Audit	38,344
Legal	11,752
Interest	153
Miscellaneous	6,997
Total expenses before reductions	4,940,367
Expense reductions	(273)	4,940,094
Net investment income (loss)		43,089,899
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,621,562
Change in net unrealized appreciation (depreciation) on investment securities		38,609,156
Net gain (loss)		44,230,718
Net increase (decrease) in net assets resulting from operations		$ 87,320,617

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,089,899	$ 82,841,870
Net realized gain (loss)	5,621,562	30,894,343
Change in net unrealized appreciation (depreciation)	38,609,156	(67,492,572)
Net increase (decrease) in net assets resulting from operations	87,320,617	46,243,641
Distributions to shareholders from net investment income	(713,358)	(84,003,585)
Share transactions - net increase (decrease)	(42,452,271)	65,821,196
Redemption fees	42,274	88,182
Total increase (decrease) in net assets	44,197,262	28,149,434

Net Assets
Beginning of period	1,254,322,976	1,226,173,542
End of period (including undistributed net investment income of $48,800,111 and undistributed net investment income of $6,423,570, respectively)	$ 1,298,520,238	$ 1,254,322,976

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 5.39	$ 5.57	$ 5.29	$ 3.96	$ 5.98	$ 6.35
Income from Investment Operations
Net investment income (loss) E	.186	.391	.439	.438	.475	.485
Net realized and unrealized gain (loss)	.197	(.171)	.288	1.298	(1.990)	(.311)
Total from investment operations	.383	.220	.727	1.736	(1.515)	.174
Distributions from net investment income	(.003)	(.400)	(.448)	(.406)	(.506)	(.545)
Redemption fees added to paid in capital E	- I	- I	.001	- I	.001	.001
Net asset value, end of period	$ 5.77	$ 5.39	$ 5.57	$ 5.29	$ 3.96	$ 5.98
Total Return B,C,D	7.11%	4.03%	13.82%	43.96%	(24.98)%	2.79%
Ratios to Average Net Assets F,H
Expenses before reductions	.69% A	.69%	.69%	.70%	.71%	.68%
Expenses net of fee waivers, if any	.69% A	.69%	.69%	.70%	.71%	.68%
Expenses net of all reductions	.69% A	.69%	.69%	.70%	.70%	.68%
Net investment income (loss)	6.61% A	6.85%	7.84%	9.02%	8.48%	7.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 580,134	$ 561,514	$ 594,688	$ 608,802	$ 451,824	$ 726,409
Portfolio turnover rate G	51% A	79%	81%	70%	58%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 5.36	$ 5.54	$ 5.26	$ 3.95	$ 5.95	$ 6.32
Income from Investment Operations
Net investment income (loss) E	.182	.384	.431	.429	.469	.477
Net realized and unrealized gain (loss)	.201	(.171)	.290	1.281	(1.971)	(.312)
Total from investment operations	.383	.213	.721	1.710	(1.502)	.165
Distributions from net investment income	(.003)	(.393)	(.442)	(.400)	(.499)	(.536)
Redemption fees added to paid in capital E	- I	- I	.001	- I	.001	.001
Net asset value, end of period	$ 5.74	$ 5.36	$ 5.54	$ 5.26	$ 3.95	$ 5.95
Total Return B,C,D	7.15%	3.93%	13.79%	43.41%	(24.87)%	2.66%
Ratios to Average Net Assets F,H
Expenses before reductions	.78% A	.79%	.79%	.80%	.80%	.78%
Expenses net of fee waivers, if any	.78% A	.79%	.78%	.80%	.80%	.78%
Expenses net of all reductions	.78% A	.79%	.78%	.80%	.80%	.78%
Net investment income (loss)	6.52% A	6.75%	7.74%	8.92%	8.39%	7.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,482	$ 91,573	$ 98,988	$ 103,511	$ 95,461	$ 180,837
Portfolio turnover rate G	51% A	79%	81%	70%	58%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 5.26	$ 5.45	$ 5.18	$ 3.89	$ 5.88	$ 6.25
Income from Investment Operations
Net investment income (loss) E	.174	.368	.417	.422	.450	.461
Net realized and unrealized gain (loss)	.189	(.170)	.287	1.264	(1.949)	(.305)
Total from investment operations	.363	.198	.704	1.686	(1.499)	.156
Distributions from net investment income	(.003)	(.388)	(.435)	(.396)	(.492)	(.527)
Redemption fees added to paid in capital E	- I	- I	.001	- I	.001	.001
Net asset value, end of period	$ 5.62	$ 5.26	$ 5.45	$ 5.18	$ 3.89	$ 5.88
Total Return B,C,D	6.90%	3.72%	13.67%	43.46%	(25.14)%	2.54%
Ratios to Average Net Assets F,H
Expenses before reductions	.94% A	.94%	.94%	.95%	.96%	.93%
Expenses net of fee waivers, if any	.94% A	.94%	.94%	.95%	.96%	.93%
Expenses net of all reductions	.94% A	.94%	.94%	.95%	.96%	.93%
Net investment income (loss)	6.36% A	6.60%	7.59%	8.77%	8.23%	7.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 201,591	$ 220,333	$ 182,465	$ 181,377	$ 87,077	$ 97,266
Portfolio turnover rate G	51% A	79%	81%	70%	58%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 5.37	$ 5.55	$ 5.27	$ 3.95	$ 5.96	$ 6.34
Income from Investment Operations
Net investment income (loss) E	.185	.391	.439	.440	.471	.479
Net realized and unrealized gain (loss)	.198	(.171)	.288	1.286	(1.975)	(.313)
Total from investment operations	.383	.220	.727	1.726	(1.504)	.166
Distributions from net investment income	(.003)	(.400)	(.448)	(.406)	(.507)	(.547)
Redemption fees added to paid in capital E	- I	- I	.001	- I	.001	.001
Net asset value, end of period	$ 5.75	$ 5.37	$ 5.55	$ 5.27	$ 3.95	$ 5.96
Total Return B,C,D	7.13%	4.05%	13.88%	43.82%	(24.88)%	2.65%
Ratios to Average Net Assets F,H
Expenses before reductions	.68% A	.68%	.69%	.70%	.70%	.68%
Expenses net of fee waivers, if any	.68% A	.68%	.68%	.70%	.70%	.68%
Expenses net of all reductions	.68% A	.68%	.68%	.69%	.70%	.67%
Net investment income (loss)	6.61% A	6.85%	7.84%	9.02%	8.49%	7.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,203	$ 31,627	$ 34,946	$ 34,080	$ 19,801	$ 19,401
Portfolio turnover rate G	51% A	79%	81%	70%	58%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 5.34	$ 5.52	$ 5.25	$ 3.94	$ 5.93	$ 6.32
Income from Investment Operations
Net investment income (loss) E	.182	.383	.433	.431	.467	.471
Net realized and unrealized gain (loss)	.191	(.167)	.280	1.280	(1.959)	(.318)
Total from investment operations	.373	.216	.713	1.711	(1.492)	.153
Distributions from net investment income	(.003)	(.396)	(.444)	(.401)	(.499)	(.544)
Redemption fees added to paid in capital E	- I	- I	.001	- I	.001	.001
Net asset value, end of period	$ 5.71	$ 5.34	$ 5.52	$ 5.25	$ 3.94	$ 5.93
Total Return B,C,D	6.99%	3.99%	13.66%	43.56%	(24.79)%	2.45%
Ratios to Average Net Assets F,H
Expenses before reductions	.78% A	.78%	.79%	.80%	.80%	.78%
Expenses net of fee waivers, if any	.78% A	.78%	.78%	.80%	.80%	.78%
Expenses net of all reductions	.78% A	.78%	.78%	.80%	.80%	.77%
Net investment income (loss)	6.52% A	6.75%	7.74%	8.92%	8.39%	7.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,216	$ 63,557	$ 68,806	$ 47,873	$ 26,572	$ 33,129
Portfolio turnover rate G	51% A	79%	81%	70%	58%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 5.26	$ 5.45	$ 5.17	$ 3.89	$ 5.87	$ 6.25
Income from Investment Operations
Net investment income (loss) E	.174	.369	.415	.416	.451	.453
Net realized and unrealized gain (loss)	.189	(.175)	.293	1.257	(1.940)	(.294)
Total from investment operations	.363	.194	.708	1.673	(1.489)	.159
Distributions from net investment income	(.003)	(.384)	(.429)	(.393)	(.492)	(.540)
Redemption fees added to paid in capital E	- I	- I	.001	- I	.001	.001
Net asset value, end of period	$ 5.62	$ 5.26	$ 5.45	$ 5.17	$ 3.89	$ 5.87
Total Return B,C,D	6.90%	3.64%	13.79%	43.13%	(24.99)%	2.59%
Ratios to Average Net Assets F,H
Expenses before reductions	.94% A	.93%	.94%	.95%	.95%	.93%
Expenses net of fee waivers, if any	.94% A	.93%	.93%	.95%	.95%	.93%
Expenses net of all reductions	.94% A	.93%	.93%	.94%	.95%	.92%
Net investment income (loss)	6.36% A	6.60%	7.59%	8.77%	8.24%	7.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,814	$ 1,350	$ 1,543	$ 2,016	$ 1,487	$ 2,347
Portfolio turnover rate G	51% A	79%	81%	70%	58%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 5.37	$ 5.56	$ 5.27	$ 3.96	$ 5.96	$ 6.34
Income from Investment Operations
Net investment income (loss) E	.184	.388	.437	.441	.473	.477
Net realized and unrealized gain (loss)	.199	(.180)	.298	1.274	(1.971)	(.317)
Total from investment operations	.383	.208	.735	1.715	(1.498)	.160
Distributions from net investment income	(.003)	(.398)	(.446)	(.405)	(.503)	(.541)
Redemption fees added to paid in capital E	- I	- I	.001	- I	.001	.001
Net asset value, end of period	$ 5.75	$ 5.37	$ 5.56	$ 5.27	$ 3.96	$ 5.96
Total Return B,C,D	7.13%	3.82%	14.04%	43.43%	(24.76)%	2.56%
Ratios to Average Net Assets F,H
Expenses before reductions	.72% A	.72%	.73%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.72% A	.72%	.72%	.73%	.74%	.75%
Expenses net of all reductions	.72% A	.72%	.72%	.73%	.74%	.75%
Net investment income (loss)	6.58% A	6.82%	7.81%	8.99%	8.45%	7.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 367,080	$ 284,370	$ 244,738	$ 182,806	$ 90,312	$ 105,920
Portfolio turnover rate G	51% A	79%	81%	70%	58%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, and Service Class R shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 61,835,024
Gross unrealized depreciation	(16,007,787)
Net unrealized appreciation (depreciation) on securities and other investments	$ 45,827,237

Tax cost	$ 1,228,175,186

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2016	$ (39,467,710)
2017	(79,447,269)
Total capital loss carryforward	$ (118,914,979)

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2 R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $315,370,188 and $319,470,044, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 42,338
Service Class 2	285,832
Service Class R	31,148
Service Class 2 R	1,843
$ 361,161

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 218,112
Service Class	30,564
Service Class 2	82,835
Initial Class R	11,582
Service Class R	21,812
Service Class 2R	518
Investor Class	173,477
$ 538,900

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,556,000.42%		$ 153

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,893 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $273.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ 311,601	$ 38,834,457
Service Class	51,381	5,348,721
Service Class 2	127,438	14,701,408
Initial Class R	17,999	2,203,822
Service Class R	35,933	4,443,415
Service Class 2R	753	92,376
Investor Class	168,253	18,379,386
Total	$ 713,358	$ 84,003,585

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	6,729,348	14,954,963	$ 38,008,922	$ 85,548,272
Reinvestment of distributions	55,743	7,279,400	311,601	38,834,457
Shares redeemed	(10,390,858)	(24,811,221)	(58,723,626)	(141,718,667)
Net increase (decrease)	(3,605,767)	(2,576,858)	$ (20,403,103)	$ (17,335,938)
Service Class
Shares sold	1,103,599	4,391,885	$ 6,139,214	$ 23,974,978
Reinvestment of distributions	9,241	1,008,126	51,381	5,348,721
Shares redeemed	(4,681,926)	(6,182,000)	(26,388,477)	(35,059,439)
Net increase (decrease)	(3,569,086)	(781,989)	$ (20,197,882)	$ (5,735,740)
Service Class 2
Shares sold	7,730,084	35,272,315	$ 42,652,629	$ 197,650,737
Reinvestment of distributions	23,340	2,824,984	127,438	14,701,408
Shares redeemed	(13,786,164)	(29,704,714)	(75,952,033)	(165,911,073)
Net increase (decrease)	(6,032,740)	8,392,585	$ (33,171,966)	$ 46,441,072
Initial Class R
Shares sold	1,124,028	2,974,865	$ 6,357,182	$ 17,006,544
Reinvestment of distributions	3,231	414,639	17,999	2,203,822
Shares redeemed	(1,413,356)	(3,795,258)	(7,958,959)	(21,688,955)
Net increase (decrease)	(286,097)	(405,754)	$ (1,583,778)	$ (2,478,589)
Service Class R
Shares sold	1,338,183	8,003,006	$ 7,516,332	$ 45,643,141
Reinvestment of distributions	6,486	840,752	35,933	4,443,415
Shares redeemed	(6,559,305)	(9,397,413)	(36,538,504)	(53,628,031)
Net increase (decrease)	(5,214,636)	(553,655)	$ (28,986,239)	$ (3,541,475)
Service Class 2R
Shares sold	144,235	77,098	$ 805,255	$ 432,475
Reinvestment of distributions	138	17,746	753	92,376
Shares redeemed	(78,416)	(121,577)	(432,764)	(682,497)
Net increase (decrease)	65,957	(26,733)	$ 373,244	$ (157,646)
Investor Class
Shares sold	16,931,787	35,223,887	$ 95,479,603	$ 199,792,708
Reinvestment of distributions	30,153	3,458,337	168,253	18,379,386
Shares redeemed	(6,042,930)	(29,823,638)	(34,130,403)	(169,542,582)
Net increase (decrease)	10,919,010	8,858,586	$ 61,517,453	$ 48,629,512

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 38% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 18% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPHI-SANN-0812
1.705694.114

Fidelity® Variable Insurance Products:
High Income Portfolio - Class R

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.69%
Actual		$ 1,000.00	$ 1,071.10	$ 3.55
HypotheticalA		$ 1,000.00	$ 1,021.43	$ 3.47
Service Class	.78%
Actual		$ 1,000.00	$ 1,071.50	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92
Service Class 2.94%
Actual		$ 1,000.00	$ 1,069.00	$ 4.84
HypotheticalA		$ 1,000.00	$ 1,020.19	$ 4.72
Initial Class R	.68%
Actual		$ 1,000.00	$ 1,071.30	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.48	$ 3.42
Service Class R	.78%
Actual		$ 1,000.00	$ 1,069.90	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92
Service Class 2R	.94%
Actual		$ 1,000.00	$ 1,069.00	$ 4.84
HypotheticalA		$ 1,000.00	$ 1,020.19	$ 4.72
Investor Class	.72%
Actual		$ 1,000.00	$ 1,071.30	$ 3.71
HypotheticalA		$ 1,000.00	$ 1,021.28	$ 3.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of June 30, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Credit Co. LLC	3.1	2.5
MGM Mirage, Inc.	2.9	2.3
CCO Holdings LLC/CCO Holdings Capital Corp.	2.7	2.3
International Lease Finance Corp.	2.6	2.2
CIT Group, Inc.	2.1	1.4
	13.4
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	10.8	12.6
Automotive	7.7	7.2
Electric Utilities	7.3	6.2
Diversified Financial Services	7.1	5.3
Telecommunications	6.8	8.6
Quality Diversification (% of fund's net assets)
As of June 30, 2012	As of December 31, 2011
BBB 4.8%	BBB 2.1%
BB 30.3%	BB 32.0%
B 43.2%	B 44.7%
CCC,CC,C 11.5%	CCC,CC,C 11.1%
Not Rated 1.9%	Not Rated 1.7%
Equities 0.4%	Equities 0.4%
Short-Term Investments and Net Other Assets 7.9%	Short-Term Investments and Net Other Assets 8.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2012 *		As of December 31, 2011 **
	Nonconvertible Bonds 84.1%		Nonconvertible Bonds 83.9%
	Convertible Bonds, Preferred Stocks 0.3%		Convertible Bonds, Preferred Stocks 0.3%
	Common Stocks 0.1%		Common Stocks 0.1%
	Floating Rate Loans 7.6%		Floating Rate Loans 7.7%
	Short-Term Investments and Net Other Assets 7.9%		Short-Term Investments and Net Other Assets 8.0%
* Foreign investments	12.9%	** Foreign investments	13.7%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.1%
	Principal Amount	Value
Aerospace - 0.4%
Huntington Ingalls Industries, Inc. 6.875% 3/15/18	$ 5,100,000	$ 5,316,750
Air Transportation - 1.8%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	3,272,082	3,517,489
6.75% 9/15/15 (d)	4,090,000	4,202,475
Continental Airlines, Inc. 9.25% 5/10/17	840,632	920,492
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,985,000	1,985,000
6.75% 11/23/15	1,985,000	1,980,038
8.021% 8/10/22	1,776,600	1,796,675
8.954% 8/10/14	1,548,039	1,578,999
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	645,668	652,125
United Air Lines, Inc. 9.875% 8/1/13 (d)	659,000	685,360
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,598,479	2,572,495
9.75% 1/15/17	2,041,297	2,321,975
12% 1/15/16 (d)	676,093	731,871
		22,944,994
Automotive - 6.3%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	6,970,000	7,161,675
8.25% 6/15/21	7,665,000	7,837,463
Dana Holding Corp.:
6.5% 2/15/19	1,505,000	1,602,825
6.75% 2/15/21	1,710,000	1,846,800
Delphi Corp.:
5.875% 5/15/19	8,625,000	9,185,625
6.125% 5/15/21	1,475,000	1,611,438
Ford Motor Co. 7.45% 7/16/31	4,370,000	5,473,425
Ford Motor Credit Co. LLC:
3.875% 1/15/15	6,975,000	7,182,953
4.25% 2/3/17	3,465,000	3,632,110
5% 5/15/18	7,600,000	8,070,303
5.875% 8/2/21	4,145,000	4,611,346
6.625% 8/15/17	3,200,000	3,640,000
7% 4/15/15	2,250,000	2,491,875
8% 12/15/16	4,870,000	5,760,022
12% 5/15/15	3,495,000	4,351,275
General Motors Financial Co., Inc. 6.75% 6/1/18	3,685,000	4,025,863
Tenneco, Inc.:
6.875% 12/15/20	1,930,000	2,084,400
7.75% 8/15/18	1,685,000	1,807,163
		82,376,561

	Principal Amount	Value
Banks & Thrifts - 0.8%
Ally Financial, Inc.:
3.6669% 2/11/14 (f)	$ 3,805,000	$ 3,728,900
4.625% 6/26/15	2,665,000	2,681,510
5.5% 2/15/17	4,355,000	4,431,213
		10,841,623
Broadcasting - 1.7%
Allbritton Communications Co. 8% 5/15/18	2,205,000	2,293,200
Univision Communications, Inc.:
6.875% 5/15/19 (d)	6,165,000	6,334,538
7.875% 11/1/20 (d)	1,180,000	1,262,600
8.5% 5/15/21 (d)	9,605,000	9,677,038
UPC Holding BV 9.875% 4/15/18 (d)	1,630,000	1,784,850
		21,352,226
Building Materials - 1.8%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	3,680,000	3,937,600
6.875% 8/15/18 (d)	4,490,000	4,770,625
HD Supply, Inc.:
8.125% 4/15/19 (d)	2,725,000	2,943,000
11% 4/15/20 (d)	1,365,000	1,467,375
Headwaters, Inc. 7.625% 4/1/19	5,505,000	5,449,950
Masco Corp. 5.95% 3/15/22	1,815,000	1,868,336
Texas Industries, Inc. 9.25% 8/15/20	1,565,000	1,561,088
USG Corp. 7.875% 3/30/20 (d)	970,000	1,003,950
		23,001,924
Cable TV - 5.1%
Cablevision Systems Corp.:
7.75% 4/15/18	1,340,000	1,427,100
8.625% 9/15/17	1,000,000	1,115,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	10,700,000	11,395,500
6.625% 1/31/22	3,080,000	3,295,600
7% 1/15/19	9,810,000	10,594,800
7.25% 10/30/17	7,685,000	8,338,225
7.875% 4/30/18	985,000	1,071,188
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	11,730,000	12,609,750
CSC Holdings LLC:
6.75% 11/15/21 (d)	1,205,000	1,274,288
8.625% 2/15/19	215,000	248,325
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	530,000	548,550
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 7.5% 3/15/19 (d)	950,000	1,009,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (d)	$ 490,000	$ 525,525
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	2,710,000	2,750,650
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	3,270,000	3,400,800
UPCB Finance VI Ltd. 6.875% 1/15/22 (d)	1,325,000	1,344,875
Zayo Escrow Corp.:
8.125% 1/1/20 (d)	3,265,000	3,395,600
10.125% 7/1/20 (d)	1,360,000	1,428,000
		65,773,151
Capital Goods - 0.5%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	2,890,000	3,056,175
JB Poindexter & Co., Inc. 9% 4/1/22 (d)	3,830,000	3,830,000
		6,886,175
Chemicals - 1.4%
Celanese US Holdings LLC 6.625% 10/15/18	1,030,000	1,122,700
INEOS Finance PLC:
7.5% 5/1/20 (d)	1,065,000	1,075,650
8.375% 2/15/19 (d)	865,000	895,275
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	2,575,000	2,652,250
LyondellBasell Industries NV:
5% 4/15/19 (d)	3,195,000	3,338,775
5.75% 4/15/24 (d)	2,130,000	2,271,006
6% 11/15/21 (d)	1,005,000	1,102,988
NOVA Chemicals Corp. 3.8549% 11/15/13 (f)	5,325,000	5,318,344
		17,776,988
Consumer Products - 0.2%
NBTY, Inc. 9% 10/1/18	2,690,000	2,975,947
Containers - 2.4%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	1,415,000	1,499,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19 (d)	6,625,000	7,121,875
8.5% 5/15/18 (c)(d)	4,275,000	4,104,000
9.875% 8/15/19 (d)	5,145,000	5,260,763
9.875% 8/15/19 (d)	430,000	446,125
Sealed Air Corp.:
8.125% 9/15/19 (d)	5,645,000	6,237,725
8.375% 9/15/21 (d)	4,900,000	5,488,000
Tekni-Plex, Inc. 9.75% 6/1/19 (d)	1,290,000	1,302,900
		31,461,288

	Principal Amount	Value
Diversified Financial Services - 6.9%
Aircastle Ltd.:
6.75% 4/15/17	$ 2,030,000	$ 2,050,300
9.75% 8/1/18	3,730,000	4,121,650
CIT Group, Inc.:
4.75% 2/15/15 (d)	3,100,000	3,173,625
5% 5/15/17	3,230,000	3,310,750
5.25% 3/15/18	4,935,000	5,095,388
5.375% 5/15/20	2,155,000	2,203,488
5.5% 2/15/19 (d)	4,280,000	4,397,700
7% 5/2/16 (d)	7,645,000	7,654,556
7% 5/2/17 (d)	1,553,687	1,555,629
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	6,595,000	6,932,994
8% 1/15/18	11,845,000	12,585,313
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(f)	1,275,000	879,750
International Lease Finance Corp.:
4.875% 4/1/15	3,400,000	3,408,500
5.65% 6/1/14	1,315,000	1,347,875
5.75% 5/15/16	8,055,000	8,175,825
5.875% 4/1/19	1,485,000	1,470,150
6.25% 5/15/19	2,245,000	2,287,094
8.625% 9/15/15	6,070,000	6,722,525
8.625% 1/15/22	3,855,000	4,462,163
8.75% 3/15/17	2,110,000	2,373,750
8.875% 9/1/17	3,235,000	3,655,550
Reynolds Group DL Escrow LLC 7.75% 10/15/16 (c)(d)	1,000,000	1,055,000
		88,919,575
Diversified Media - 0.8%
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	3,900,000	4,338,750
11.5% 5/1/16	1,445,000	1,643,688
Quebecor Media, Inc.:
7.75% 3/15/16	2,612,000	2,696,890
7.75% 3/15/16	1,955,000	2,018,538
		10,697,866
Electric Utilities - 7.3%
Atlantic Power Corp. 9% 11/15/18 (d)	6,740,000	6,891,650
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	5,775,000	6,193,688
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16 (d)	7,095,000	7,662,600
7.25% 10/15/21 (d)	2,295,000	2,547,450
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (d)	1,655,000	1,721,200
9.375% 5/1/20 (d)	2,725,000	2,820,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
GenOn Energy, Inc.:
9.5% 10/15/18	$ 3,310,000	$ 3,272,763
9.875% 10/15/20	1,465,000	1,428,375
InterGen NV 9% 6/30/17 (d)	4,150,000	4,067,000
IPALCO Enterprises, Inc. 5% 5/1/18	1,435,000	1,436,866
Mirant Americas Generation LLC:
8.5% 10/1/21	7,395,000	6,655,500
9.125% 5/1/31	6,570,000	5,847,300
NSG Holdings II, LLC 7.75% 12/15/25 (d)	9,865,000	9,865,000
NV Energy, Inc. 6.25% 11/15/20	4,295,000	4,794,637
Otter Tail Corp. 9% 12/15/16	2,460,000	2,669,100
Puget Energy, Inc.:
5.625% 7/15/22 (d)	1,045,000	1,088,054
6.5% 12/15/20	3,975,000	4,337,918
RRI Energy, Inc. 7.625% 6/15/14	6,280,000	6,405,600
The AES Corp.:
7.375% 7/1/21 (d)	5,145,000	5,723,813
7.75% 10/15/15	3,745,000	4,194,400
8% 10/15/17	1,515,000	1,715,738
9.75% 4/15/16	3,010,000	3,566,850
		94,905,877
Energy - 10.4%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	1,710,000	1,718,550
6.5% 5/20/21	642,000	645,210
Antero Resources Finance Corp.:
7.25% 8/1/19	1,845,000	1,914,188
9.375% 12/1/17	4,215,000	4,636,500
Berry Petroleum Co. 6.375% 9/15/22	2,890,000	2,983,925
Chesapeake Energy Corp.:
6.125% 2/15/21	4,950,000	4,789,125
6.775% 3/15/19	2,005,000	1,939,838
6.875% 11/15/20	1,250,000	1,231,250
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	615,000	596,550
6.125% 7/15/22	1,745,000	1,714,463
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	1,680,000	1,512,000
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19	2,315,000	2,297,638
Denbury Resources, Inc. 6.375% 8/15/21	2,550,000	2,626,500
Edgen Murray Corp. 12.25% 1/15/15	4,760,000	4,688,600
Energy Transfer Equity LP 7.5% 10/15/20	2,930,000	3,215,675

	Principal Amount	Value
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	$ 2,812,000	$ 2,706,550
Exterran Holdings, Inc. 7.25% 12/1/18	7,855,000	7,383,700
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,259,000	2,061,338
Forbes Energy Services Ltd. 9% 6/15/19	4,680,000	4,352,400
Frontier Oil Corp.:
6.875% 11/15/18	1,245,000	1,294,800
8.5% 9/15/16	2,700,000	2,835,000
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20 (d)	1,400,000	1,393,000
8% 9/1/17	215,000	231,125
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	1,415,000	1,415,000
7% 10/1/18	3,155,000	3,186,550
Kinder Morgan Finance Co. LLC 6% 1/15/18 (d)	6,445,000	6,735,025
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (d)	2,895,000	2,822,625
7.75% 2/1/21	2,390,000	2,515,475
8.625% 4/15/20	3,055,000	3,291,763
MRC Global, Inc. 9.5% 12/15/16	6,600,000	7,128,000
Newfield Exploration Co. 5.625% 7/1/24	1,470,000	1,503,075
Offshore Group Investment Ltd.:
11.5% 8/1/15	4,390,000	4,719,250
11.5% 8/1/15 (d)	2,770,000	2,998,525
Oil States International, Inc. 6.5% 6/1/19	3,995,000	4,154,800
Pan American Energy LLC 7.875% 5/7/21 (d)	5,360,000	4,529,200
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (d)	4,340,000	4,318,300
PetroBakken Energy Ltd. 8.625% 2/1/20 (d)	2,015,000	1,994,850
Petrohawk Energy Corp. 7.25% 8/15/18	1,685,000	1,904,050
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	3,225,000	3,273,375
Plains Exploration & Production Co. 6.125% 6/15/19	3,190,000	3,190,000
Precision Drilling Corp.:
6.5% 12/15/21	290,000	295,800
6.625% 11/15/20	2,505,000	2,555,100
Quicksilver Resources, Inc. 7.125% 4/1/16	3,255,000	2,571,450
Samson Investment Co. 9.75% 2/15/20 (d)	5,105,000	5,066,713
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (d)	800,000	798,000
6.875% 2/1/21	900,000	936,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp.: - continued
7.875% 10/15/18	$ 2,660,000	$ 2,872,800
WPX Energy, Inc. 6% 1/15/22	1,625,000	1,616,875
		135,160,526
Environmental - 0.5%
Covanta Holding Corp. 7.25% 12/1/20	6,440,000	6,977,180
Food & Drug Retail - 1.4%
Rite Aid Corp.:
9.25% 3/15/20 (d)	4,135,000	4,155,675
9.25% 3/15/20 (d)	3,165,000	3,180,825
9.5% 6/15/17	10,170,000	10,398,825
		17,735,325
Food/Beverage/Tobacco - 0.8%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)	3,700,000	3,644,500
Post Holdings, Inc. 7.375% 2/15/22 (d)	2,730,000	2,866,500
US Foodservice, Inc. 8.5% 6/30/19 (d)	3,990,000	4,099,725
		10,610,725
Gaming - 4.6%
Ameristar Casinos, Inc.:
7.5% 4/15/21	3,720,000	3,943,200
7.5% 4/15/21 (d)	2,415,000	2,559,900
Chukchansi Economic Development Authority 9.75% 5/30/20 (d)	1,378,000	1,102,400
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16	4,240,000	4,452,000
7.625% 1/15/16 (d)	2,755,000	2,858,313
11.5% 1/15/17 pay-in-kind (f)	5,277,559	5,528,829
MGM Mirage, Inc.:
6.625% 7/15/15	8,205,000	8,410,125
6.75% 4/1/13	1,140,000	1,168,500
7.5% 6/1/16	2,600,000	2,691,000
7.625% 1/15/17	10,930,000	11,093,950
7.75% 3/15/22	2,720,000	2,767,600
8.625% 2/1/19 (d)	4,135,000	4,445,125
10% 11/1/16	3,185,000	3,487,575
11.375% 3/1/18	3,150,000	3,709,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	1,895,000	2,084,500
		60,302,142
Healthcare - 5.2%
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	1,350,000	1,113,750

	Principal Amount	Value
10.875% 11/15/14	$ 4,365,000	$ 4,441,388
Emergency Medical Services Corp. 8.125% 6/1/19	5,100,000	5,323,125
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (d)	3,265,000	3,403,763
HCA, Inc.:
5.875% 3/15/22	670,000	699,313
6.5% 2/15/20	755,000	821,063
9.875% 2/15/17	1,032,000	1,119,720
HealthSouth Corp. 7.25% 10/1/18	4,470,000	4,704,675
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	8,105,000	7,983,425
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	2,595,000	2,698,800
Mylan, Inc.:
6% 11/15/18 (d)	2,000,000	2,095,000
7.625% 7/15/17 (d)	1,255,000	1,380,500
Omega Healthcare Investors, Inc. 6.75% 10/15/22	4,540,000	4,835,100
Radiation Therapy Services, Inc. 8.875% 1/15/17 (d)	1,190,000	1,142,400
Rural/Metro Corp. 10.125% 7/15/19 (d)	1,055,000	991,700
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	6,590,000	7,084,250
Senior Housing Properties Trust 6.75% 4/15/20	2,640,000	2,861,892
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)	6,275,000	6,526,000
6.75% 8/15/21 (d)	1,325,000	1,298,500
6.875% 12/1/18 (d)	4,655,000	4,817,925
7% 10/1/20 (d)	375,000	378,281
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (d)	2,345,000	2,274,650
		67,995,220
Homebuilders/Real Estate - 2.8%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	2,370,000	2,512,200
D.R. Horton, Inc. 4.75% 5/15/17	1,315,000	1,355,272
KB Home 7.25% 6/15/18	5,145,000	5,042,100
Lennar Corp.:
5.6% 5/31/15	545,000	569,525
6.95% 6/1/18	2,515,000	2,684,763
12.25% 6/1/17	1,600,000	2,040,000
Realogy Corp. 7.625% 1/15/20 (d)	3,475,000	3,605,313
Standard Pacific Corp.:
8.375% 5/15/18	11,850,000	12,946,096
8.375% 1/15/21	2,375,000	2,588,750
10.75% 9/15/16	2,405,000	2,837,900
		36,181,919
Nonconvertible Bonds - continued
	Principal Amount	Value
Hotels - 0.4%
Host Hotels & Resorts LP:
5.875% 6/15/19	$ 2,165,000	$ 2,338,200
9% 5/15/17	2,195,000	2,425,475
		4,763,675
Leisure - 1.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (d)	3,570,000	3,784,200
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,920,000	4,370,800
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	1,815,000	1,969,275
yankee 7.25% 6/15/16	2,445,000	2,652,825
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15	809,000	866,860
		13,643,960
Metals/Mining - 1.4%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (d)	1,790,000	1,834,750
CONSOL Energy, Inc. 8% 4/1/17	2,080,000	2,147,600
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)	3,145,000	3,176,450
7% 11/1/15 (d)	8,120,000	8,302,700
Vedanta Resources PLC 6.75% 6/7/16 (d)	2,560,000	2,409,472
		17,870,972
Paper - 0.1%
Sappi Papier Holding GmbH:
7.75% 7/15/17 (d)(e)	735,000	744,188
8.375% 6/15/19 (d)(e)	995,000	999,975
		1,744,163
Restaurants - 0.3%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	4,035,000	4,468,763
Services - 2.7%
ARAMARK Corp.:
3.9659% 2/1/15 (f)	7,820,000	7,761,350
8.5% 2/1/15	4,830,000	4,950,750
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (d)(f)	5,580,000	5,726,196
Audatex North America, Inc. 6.75% 6/15/18 (d)	425,000	448,375
FTI Consulting, Inc. 6.75% 10/1/20	3,100,000	3,274,530
Hertz Corp.:
6.75% 4/15/19	2,660,000	2,766,400
6.75% 4/15/19 (d)	2,850,000	2,949,750
7.5% 10/15/18	7,205,000	7,691,338
		35,568,689

	Principal Amount	Value
Shipping - 1.1%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	$ 1,725,000	$ 1,759,500
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	475,000	268,375
8.125% 3/30/18	2,895,000	2,026,500
Ship Finance International Ltd. 8.5% 12/15/13	10,800,000	10,692,000
		14,746,375
Steel - 1.4%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (d)	5,215,000	5,032,475
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	3,970,000	3,940,225
Severstal Columbus LLC 10.25% 2/15/18	5,610,000	5,610,000
Steel Dynamics, Inc. 7.625% 3/15/20	3,335,000	3,568,450
		18,151,150
Super Retail - 1.8%
J. Crew Group, Inc. 8.125% 3/1/19	3,975,000	4,104,188
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)	7,585,000	8,286,613
Sonic Automotive, Inc. 7% 7/15/22 (d)	945,000	972,216
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	6,795,000	7,100,775
Toys 'R' Us, Inc. 7.375% 9/1/16 (d)	2,740,000	2,698,900
		23,162,692
Technology - 3.8%
Amkor Technology, Inc. 7.375% 5/1/18	4,830,000	5,047,350
Avaya, Inc.:
9.75% 11/1/15	5,735,000	4,631,013
10.125% 11/1/15 pay-in-kind (f)	5,905,000	4,783,050
CDW LLC/CDW Finance Corp. 8.5% 4/1/19	4,650,000	4,929,000
Lucent Technologies, Inc.:
6.45% 3/15/29	6,625,000	4,505,000
6.5% 1/15/28	4,915,000	3,317,625
Sanmina-SCI Corp. 7% 5/15/19 (d)	6,455,000	6,293,625
Spansion LLC 7.875% 11/15/17	5,850,000	5,674,500
SunGard Data Systems, Inc.:
7.375% 11/15/18	595,000	636,650
10.25% 8/15/15	3,080,000	3,187,800
Viasystems, Inc. 7.875% 5/1/19 (d)	5,880,000	5,850,600
		48,856,213
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - 6.6%
Digicel Group Ltd.:
7% 2/15/20 (d)	$ 295,000	$ 283,938
8.25% 9/1/17 (d)	5,395,000	5,529,875
8.875% 1/15/15 (d)	7,580,000	7,655,800
9.125% 1/15/15 pay-in-kind (d)(f)	4,447,000	4,491,470
Intelsat Jackson Holdings SA 7.25% 10/15/20 (d)	2,900,000	3,045,000
Intelsat Ltd. 11.25% 6/15/16	1,118,000	1,171,105
Intelsat Luxembourg SA:
11.25% 2/4/17	8,780,000	9,087,300
11.5% 2/4/17 pay-in-kind (d)(f)	2,730,000	2,818,725
11.5% 2/4/17 pay-in-kind (f)	12,031,864	12,422,900
Nextel Communications, Inc.:
5.95% 3/15/14	4,940,000	4,946,175
7.375% 8/1/15	5,195,000	5,201,494
NII Capital Corp. 7.625% 4/1/21	2,385,000	2,033,213
Sprint Nextel Corp.:
6% 12/1/16	10,710,000	10,254,825
9% 11/15/18 (d)	1,505,000	1,681,838
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	4,145,000	4,217,538
U.S. West Communications 7.5% 6/15/23	9,460,000	9,483,650
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(f)	1,149,105	723,010
		85,047,856
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 6.375% 12/15/20	1,535,000	1,619,425
Levi Strauss & Co. 6.875% 5/1/22 (d)	2,590,000	2,648,275
		4,267,700
TOTAL NONCONVERTIBLE BONDS (Cost $1,051,651,456)		1,092,486,190
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1104% 4/25/21 (f) (Cost $0)	25,932	18,153
Common Stocks - 0.1%
	Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (d)	1	873,375

	Shares	Value
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(g)	48,889	$ 341,734
TOTAL COMMON STOCKS (Cost $3,248,508)		1,215,109
Convertible Preferred Stocks - 0.3%

Automotive - 0.3%
General Motors Co. 4.75% (Cost $5,336,226)	111,200	3,691,840
Floating Rate Loans - 7.6%
	Principal Amount
Air Transportation - 1.0%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (f)	$ 7,271,550	7,280,639
US Airways Group, Inc. term loan 2.7453% 3/23/14 (f)	5,541,187	5,264,128
		12,544,767
Automotive - 1.1%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (f)	8,761,351	8,827,061
Federal-Mogul Corp.:
Tranche B, term loan 2.1776% 12/27/14 (f)	3,589,525	3,410,049
Tranche C, term loan 2.1776% 12/27/15 (f)	2,415,458	2,294,685
		14,531,795
Broadcasting - 0.5%
Univision Communications, Inc. term loan 4.4953% 3/31/17 (f)	6,722,026	6,318,704
Cable TV - 0.3%
Harron Communications LP Tranche B, term loan 5.5% 10/6/17 (f)	2,720,638	2,720,638
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (f)	1,640,000	1,607,200
		4,327,838
Capital Goods - 0.3%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (f)	3,427,775	3,419,206
Chemicals - 0.3%
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (f)	3,157,088	3,062,375
Kronos Worldwide, Inc. term loan 5.75% 6/13/18 (f)	1,340,000	1,336,650
		4,399,025
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (f)	2,849,186	2,763,711
Floating Rate Loans - continued
	Principal Amount	Value
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (f)	$ 1,523,734	$ 1,523,734
Tranche 2LN, term loan 10% 9/2/16 (f)	2,070,000	2,070,000
		3,593,734
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (f)	2,310,000	2,318,778
Electric Utilities - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (f)	661,625	661,625
Energy - 0.4%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (f)	1,450,000	1,433,688
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (f)	1,810,000	1,819,050
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (f)	2,660,000	2,606,800
		5,859,538
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (f)	2,058,938	2,026,345
Healthcare - 0.8%
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (f)	2,893,778	2,868,458
HCA, Inc. Tranche B2, term loan 3.7106% 3/31/17 (f)	3,135,000	3,052,863
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (f)	3,977,976	3,928,252
		9,849,573
Insurance - 0.8%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (f)	2,735,227	2,725,107
Tranche 2nd LN, term loan 9% 5/24/19 (f)	5,360,000	5,467,200
Lonestar Inter Super Hld LLC term loan 11% 9/2/19 (f)	2,760,000	2,884,200
		11,076,507
Metals/Mining - 0.1%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (f)	965,000	945,700
Publishing/Printing - 0.1%
Newsday LLC term loan 10.5% 8/1/13	925,000	938,875
Restaurants - 0.2%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (f)	2,718,188	2,718,188

	Principal Amount	Value
Services - 0.2%
U.S. Foodservice term loan 5.75% 3/31/17 (f)	$ 2,791,800	$ 2,666,169
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (f)	3,033,613	3,026,029
Super Retail - 0.3%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (f)	3,335,000	3,301,650
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (f)	480,200	476,599
		3,778,249
Telecommunications - 0.1%
Intelsat Jackson Holdings SA term loan 3.2408% 2/1/14 (f)	830,000	805,100
TOTAL FLOATING RATE LOANS (Cost $96,960,248)		98,569,456
Money Market Funds - 6.0%
Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $78,021,675)	78,021,675	78,021,675
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $1,235,218,113)	1,274,002,423
NET OTHER ASSETS (LIABILITIES) - 1.9%	24,517,815
NET ASSETS - 100%	$ 1,298,520,238
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $376,463,904 or 29.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $341,734 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 46,168
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,033,574	$ 3,691,840	$ -	$ 341,734
Telecommunication Services	873,375	-	-	873,375
Corporate Bonds	1,092,486,190	-	1,092,486,190	-
Commercial Mortgage Securities	18,153	-	-	18,153
Floating Rate Loans	98,569,456	-	98,569,456	-
Money Market Funds	78,021,675	78,021,675	-	-
Total Investments in Securities:	$ 1,274,002,423	$ 81,713,515	$ 1,191,055,646	$ 1,233,262
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.1%
Bermuda	2.9%
Canada	2.4%
Luxembourg	2.4%
Cayman Islands	1.2%
Australia	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,157,196,438)	$ 1,195,980,748
Fidelity Central Funds (cost $78,021,675)	78,021,675
Total Investments (cost $1,235,218,113)		$ 1,274,002,423
Cash		126,402
Receivable for investments sold		7,520,700
Receivable for fund shares sold		1,224,221
Interest receivable		21,001,010
Distributions receivable from Fidelity Central Funds		6,073
Total assets		1,303,880,829

Liabilities
Payable for investments purchased Regular delivery	$ 2,276,590
Delayed delivery	1,730,000
Payable for fund shares redeemed	500,425
Accrued management fee	611,932
Distribution and service plan fees payable	51,977
Other affiliated payables	145,474
Other payables and accrued expenses	44,193
Total liabilities		5,360,591

Net Assets		$ 1,298,520,238
Net Assets consist of:
Paid in capital		$ 1,324,501,256
Undistributed net investment income		48,800,111
Accumulated undistributed net realized gain (loss) on investments		(113,565,439)
Net unrealized appreciation (depreciation) on investments		38,784,310
Net Assets		$ 1,298,520,238

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($580,134,083 ÷ 100,556,569 shares)	$ 5.77

Service Class: Net Asset Value, offering price and redemption price per share ($77,482,244 ÷ 13,506,900 shares)	$ 5.74

Service Class 2: Net Asset Value, offering price and redemption price per share ($201,590,760 ÷ 35,854,899 shares)	$ 5.62

Initial Class R: Net Asset Value, offering price and redemption price per share ($32,203,203 ÷ 5,601,531 shares)	$ 5.75

Service Class R: Net Asset Value, offering price and redemption price per share ($38,215,857 ÷ 6,693,688 shares)	$ 5.71

Service Class 2R: Net Asset Value, offering price and redemption price per share ($1,813,910 ÷ 322,498 shares)	$ 5.62

Investor Class: Net Asset Value, offering price and redemption price per share ($367,080,181 ÷ 63,834,407 shares)	$ 5.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 316,467
Interest		47,667,358
Income from Fidelity Central Funds		46,168
Total income		48,029,993

Expenses
Management fee	$ 3,739,200
Transfer agent fees	538,900
Distribution and service plan fees	361,161
Accounting fees and expenses	227,525
Custodian fees and expenses	12,005
Independent trustees' compensation	4,330
Audit	38,344
Legal	11,752
Interest	153
Miscellaneous	6,997
Total expenses before reductions	4,940,367
Expense reductions	(273)	4,940,094
Net investment income (loss)		43,089,899
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,621,562
Change in net unrealized appreciation (depreciation) on investment securities		38,609,156
Net gain (loss)		44,230,718
Net increase (decrease) in net assets resulting from operations		$ 87,320,617

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,089,899	$ 82,841,870
Net realized gain (loss)	5,621,562	30,894,343
Change in net unrealized appreciation (depreciation)	38,609,156	(67,492,572)
Net increase (decrease) in net assets resulting from operations	87,320,617	46,243,641
Distributions to shareholders from net investment income	(713,358)	(84,003,585)
Share transactions - net increase (decrease)	(42,452,271)	65,821,196
Redemption fees	42,274	88,182
Total increase (decrease) in net assets	44,197,262	28,149,434

Net Assets
Beginning of period	1,254,322,976	1,226,173,542
End of period (including undistributed net investment income of $48,800,111 and undistributed net investment income of $6,423,570, respectively)	$ 1,298,520,238	$ 1,254,322,976

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 5.39	$ 5.57	$ 5.29	$ 3.96	$ 5.98	$ 6.35
Income from Investment Operations
Net investment income (loss) E	.186	.391	.439	.438	.475	.485
Net realized and unrealized gain (loss)	.197	(.171)	.288	1.298	(1.990)	(.311)
Total from investment operations	.383	.220	.727	1.736	(1.515)	.174
Distributions from net investment income	(.003)	(.400)	(.448)	(.406)	(.506)	(.545)
Redemption fees added to paid in capital E	- I	- I	.001	- I	.001	.001
Net asset value, end of period	$ 5.77	$ 5.39	$ 5.57	$ 5.29	$ 3.96	$ 5.98
Total Return B,C,D	7.11%	4.03%	13.82%	43.96%	(24.98)%	2.79%
Ratios to Average Net Assets F,H
Expenses before reductions	.69% A	.69%	.69%	.70%	.71%	.68%
Expenses net of fee waivers, if any	.69% A	.69%	.69%	.70%	.71%	.68%
Expenses net of all reductions	.69% A	.69%	.69%	.70%	.70%	.68%
Net investment income (loss)	6.61% A	6.85%	7.84%	9.02%	8.48%	7.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 580,134	$ 561,514	$ 594,688	$ 608,802	$ 451,824	$ 726,409
Portfolio turnover rate G	51% A	79%	81%	70%	58%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 5.36	$ 5.54	$ 5.26	$ 3.95	$ 5.95	$ 6.32
Income from Investment Operations
Net investment income (loss) E	.182	.384	.431	.429	.469	.477
Net realized and unrealized gain (loss)	.201	(.171)	.290	1.281	(1.971)	(.312)
Total from investment operations	.383	.213	.721	1.710	(1.502)	.165
Distributions from net investment income	(.003)	(.393)	(.442)	(.400)	(.499)	(.536)
Redemption fees added to paid in capital E	- I	- I	.001	- I	.001	.001
Net asset value, end of period	$ 5.74	$ 5.36	$ 5.54	$ 5.26	$ 3.95	$ 5.95
Total Return B,C,D	7.15%	3.93%	13.79%	43.41%	(24.87)%	2.66%
Ratios to Average Net Assets F,H
Expenses before reductions	.78% A	.79%	.79%	.80%	.80%	.78%
Expenses net of fee waivers, if any	.78% A	.79%	.78%	.80%	.80%	.78%
Expenses net of all reductions	.78% A	.79%	.78%	.80%	.80%	.78%
Net investment income (loss)	6.52% A	6.75%	7.74%	8.92%	8.39%	7.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,482	$ 91,573	$ 98,988	$ 103,511	$ 95,461	$ 180,837
Portfolio turnover rate G	51% A	79%	81%	70%	58%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 5.26	$ 5.45	$ 5.18	$ 3.89	$ 5.88	$ 6.25
Income from Investment Operations
Net investment income (loss) E	.174	.368	.417	.422	.450	.461
Net realized and unrealized gain (loss)	.189	(.170)	.287	1.264	(1.949)	(.305)
Total from investment operations	.363	.198	.704	1.686	(1.499)	.156
Distributions from net investment income	(.003)	(.388)	(.435)	(.396)	(.492)	(.527)
Redemption fees added to paid in capital E	- I	- I	.001	- I	.001	.001
Net asset value, end of period	$ 5.62	$ 5.26	$ 5.45	$ 5.18	$ 3.89	$ 5.88
Total Return B,C,D	6.90%	3.72%	13.67%	43.46%	(25.14)%	2.54%
Ratios to Average Net Assets F,H
Expenses before reductions	.94% A	.94%	.94%	.95%	.96%	.93%
Expenses net of fee waivers, if any	.94% A	.94%	.94%	.95%	.96%	.93%
Expenses net of all reductions	.94% A	.94%	.94%	.95%	.96%	.93%
Net investment income (loss)	6.36% A	6.60%	7.59%	8.77%	8.23%	7.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 201,591	$ 220,333	$ 182,465	$ 181,377	$ 87,077	$ 97,266
Portfolio turnover rate G	51% A	79%	81%	70%	58%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 5.37	$ 5.55	$ 5.27	$ 3.95	$ 5.96	$ 6.34
Income from Investment Operations
Net investment income (loss) E	.185	.391	.439	.440	.471	.479
Net realized and unrealized gain (loss)	.198	(.171)	.288	1.286	(1.975)	(.313)
Total from investment operations	.383	.220	.727	1.726	(1.504)	.166
Distributions from net investment income	(.003)	(.400)	(.448)	(.406)	(.507)	(.547)
Redemption fees added to paid in capital E	- I	- I	.001	- I	.001	.001
Net asset value, end of period	$ 5.75	$ 5.37	$ 5.55	$ 5.27	$ 3.95	$ 5.96
Total Return B,C,D	7.13%	4.05%	13.88%	43.82%	(24.88)%	2.65%
Ratios to Average Net Assets F,H
Expenses before reductions	.68% A	.68%	.69%	.70%	.70%	.68%
Expenses net of fee waivers, if any	.68% A	.68%	.68%	.70%	.70%	.68%
Expenses net of all reductions	.68% A	.68%	.68%	.69%	.70%	.67%
Net investment income (loss)	6.61% A	6.85%	7.84%	9.02%	8.49%	7.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,203	$ 31,627	$ 34,946	$ 34,080	$ 19,801	$ 19,401
Portfolio turnover rate G	51% A	79%	81%	70%	58%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 5.34	$ 5.52	$ 5.25	$ 3.94	$ 5.93	$ 6.32
Income from Investment Operations
Net investment income (loss) E	.182	.383	.433	.431	.467	.471
Net realized and unrealized gain (loss)	.191	(.167)	.280	1.280	(1.959)	(.318)
Total from investment operations	.373	.216	.713	1.711	(1.492)	.153
Distributions from net investment income	(.003)	(.396)	(.444)	(.401)	(.499)	(.544)
Redemption fees added to paid in capital E	- I	- I	.001	- I	.001	.001
Net asset value, end of period	$ 5.71	$ 5.34	$ 5.52	$ 5.25	$ 3.94	$ 5.93
Total Return B,C,D	6.99%	3.99%	13.66%	43.56%	(24.79)%	2.45%
Ratios to Average Net Assets F,H
Expenses before reductions	.78% A	.78%	.79%	.80%	.80%	.78%
Expenses net of fee waivers, if any	.78% A	.78%	.78%	.80%	.80%	.78%
Expenses net of all reductions	.78% A	.78%	.78%	.80%	.80%	.77%
Net investment income (loss)	6.52% A	6.75%	7.74%	8.92%	8.39%	7.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,216	$ 63,557	$ 68,806	$ 47,873	$ 26,572	$ 33,129
Portfolio turnover rate G	51% A	79%	81%	70%	58%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 5.26	$ 5.45	$ 5.17	$ 3.89	$ 5.87	$ 6.25
Income from Investment Operations
Net investment income (loss) E	.174	.369	.415	.416	.451	.453
Net realized and unrealized gain (loss)	.189	(.175)	.293	1.257	(1.940)	(.294)
Total from investment operations	.363	.194	.708	1.673	(1.489)	.159
Distributions from net investment income	(.003)	(.384)	(.429)	(.393)	(.492)	(.540)
Redemption fees added to paid in capital E	- I	- I	.001	- I	.001	.001
Net asset value, end of period	$ 5.62	$ 5.26	$ 5.45	$ 5.17	$ 3.89	$ 5.87
Total Return B,C,D	6.90%	3.64%	13.79%	43.13%	(24.99)%	2.59%
Ratios to Average Net Assets F,H
Expenses before reductions	.94% A	.93%	.94%	.95%	.95%	.93%
Expenses net of fee waivers, if any	.94% A	.93%	.93%	.95%	.95%	.93%
Expenses net of all reductions	.94% A	.93%	.93%	.94%	.95%	.92%
Net investment income (loss)	6.36% A	6.60%	7.59%	8.77%	8.24%	7.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,814	$ 1,350	$ 1,543	$ 2,016	$ 1,487	$ 2,347
Portfolio turnover rate G	51% A	79%	81%	70%	58%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 5.37	$ 5.56	$ 5.27	$ 3.96	$ 5.96	$ 6.34
Income from Investment Operations
Net investment income (loss) E	.184	.388	.437	.441	.473	.477
Net realized and unrealized gain (loss)	.199	(.180)	.298	1.274	(1.971)	(.317)
Total from investment operations	.383	.208	.735	1.715	(1.498)	.160
Distributions from net investment income	(.003)	(.398)	(.446)	(.405)	(.503)	(.541)
Redemption fees added to paid in capital E	- I	- I	.001	- I	.001	.001
Net asset value, end of period	$ 5.75	$ 5.37	$ 5.56	$ 5.27	$ 3.96	$ 5.96
Total Return B,C,D	7.13%	3.82%	14.04%	43.43%	(24.76)%	2.56%
Ratios to Average Net Assets F,H
Expenses before reductions	.72% A	.72%	.73%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.72% A	.72%	.72%	.73%	.74%	.75%
Expenses net of all reductions	.72% A	.72%	.72%	.73%	.74%	.75%
Net investment income (loss)	6.58% A	6.82%	7.81%	8.99%	8.45%	7.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 367,080	$ 284,370	$ 244,738	$ 182,806	$ 90,312	$ 105,920
Portfolio turnover rate G	51% A	79%	81%	70%	58%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, and Service Class R shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 61,835,024
Gross unrealized depreciation	(16,007,787)
Net unrealized appreciation (depreciation) on securities and other investments	$ 45,827,237

Tax cost	$ 1,228,175,186

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2016	$ (39,467,710)
2017	(79,447,269)
Total capital loss carryforward	$ (118,914,979)

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2 R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $315,370,188 and $319,470,044, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 42,338
Service Class 2	285,832
Service Class R	31,148
Service Class 2 R	1,843
$ 361,161

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 218,112
Service Class	30,564
Service Class 2	82,835
Initial Class R	11,582
Service Class R	21,812
Service Class 2R	518
Investor Class	173,477
$ 538,900

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,556,000.42%		$ 153

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,893 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $273.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ 311,601	$ 38,834,457
Service Class	51,381	5,348,721
Service Class 2	127,438	14,701,408
Initial Class R	17,999	2,203,822
Service Class R	35,933	4,443,415
Service Class 2R	753	92,376
Investor Class	168,253	18,379,386
Total	$ 713,358	$ 84,003,585

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	6,729,348	14,954,963	$ 38,008,922	$ 85,548,272
Reinvestment of distributions	55,743	7,279,400	311,601	38,834,457
Shares redeemed	(10,390,858)	(24,811,221)	(58,723,626)	(141,718,667)
Net increase (decrease)	(3,605,767)	(2,576,858)	$ (20,403,103)	$ (17,335,938)
Service Class
Shares sold	1,103,599	4,391,885	$ 6,139,214	$ 23,974,978
Reinvestment of distributions	9,241	1,008,126	51,381	5,348,721
Shares redeemed	(4,681,926)	(6,182,000)	(26,388,477)	(35,059,439)
Net increase (decrease)	(3,569,086)	(781,989)	$ (20,197,882)	$ (5,735,740)
Service Class 2
Shares sold	7,730,084	35,272,315	$ 42,652,629	$ 197,650,737
Reinvestment of distributions	23,340	2,824,984	127,438	14,701,408
Shares redeemed	(13,786,164)	(29,704,714)	(75,952,033)	(165,911,073)
Net increase (decrease)	(6,032,740)	8,392,585	$ (33,171,966)	$ 46,441,072
Initial Class R
Shares sold	1,124,028	2,974,865	$ 6,357,182	$ 17,006,544
Reinvestment of distributions	3,231	414,639	17,999	2,203,822
Shares redeemed	(1,413,356)	(3,795,258)	(7,958,959)	(21,688,955)
Net increase (decrease)	(286,097)	(405,754)	$ (1,583,778)	$ (2,478,589)
Service Class R
Shares sold	1,338,183	8,003,006	$ 7,516,332	$ 45,643,141
Reinvestment of distributions	6,486	840,752	35,933	4,443,415
Shares redeemed	(6,559,305)	(9,397,413)	(36,538,504)	(53,628,031)
Net increase (decrease)	(5,214,636)	(553,655)	$ (28,986,239)	$ (3,541,475)
Service Class 2R
Shares sold	144,235	77,098	$ 805,255	$ 432,475
Reinvestment of distributions	138	17,746	753	92,376
Shares redeemed	(78,416)	(121,577)	(432,764)	(682,497)
Net increase (decrease)	65,957	(26,733)	$ 373,244	$ (157,646)
Investor Class
Shares sold	16,931,787	35,223,887	$ 95,479,603	$ 199,792,708
Reinvestment of distributions	30,153	3,458,337	168,253	18,379,386
Shares redeemed	(6,042,930)	(29,823,638)	(34,130,403)	(169,542,582)
Net increase (decrease)	10,919,010	8,858,586	$ 61,517,453	$ 48,629,512

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 38% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 18% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPHIR-SANN-0812
1.833449.106

Fidelity® Variable Insurance Products:
Overseas Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.85%
Actual		$ 1,000.00	$ 1,066.80	$ 4.37
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.27
Service Class	.95%
Actual		$ 1,000.00	$ 1,066.30	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.77
Service Class 2	1.09%
Actual		$ 1,000.00	$ 1,065.10	$ 5.60
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.47
Initial Class R	.85%
Actual		$ 1,000.00	$ 1,066.90	$ 4.37
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.27
Service Class R	.94%
Actual		$ 1,000.00	$ 1,065.60	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,020.19	$ 4.72
Service Class 2R	1.09%
Actual		$ 1,000.00	$ 1,064.90	$ 5.60
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.47
Investor Class R	.93%
Actual		$ 1,000.00	$ 1,066.20	$ 4.78
HypotheticalA		$ 1,000.00	$ 1,020.24	$ 4.67

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2012
United Kingdom	21.4%
Japan	15.9%
France	12.2%
Switzerland	8.7%
Germany	8.4%
United States of America	7.4%
Cayman Islands	4.4%
Denmark	2.9%
Ireland	2.7%
Other	16.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2011
United Kingdom	18.8%
Japan	16.7%
France	12.3%
Germany	10.8%
Switzerland	7.9%
Ireland	4.2%
United States of America	4.0%
Cayman Islands	4.0%
Denmark	3.0%
Other	18.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.6	98.3
Short-Term Investments and Net Other Assets (Liabilities)	2.4	1.7
Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.8	2.3
Sanofi SA (France, Pharmaceuticals)	2.5	2.1
Rakuten, Inc. (Japan, Internet & Catalog Retail)	2.4	2.2
Nestle SA (Switzerland, Food Products)	2.3	0.0
Diageo PLC (United Kingdom, Beverages)	1.8	1.3
Softbank Corp. (Japan, Wireless Telecommunication Services)	1.8	0.9
Imperial Tobacco Group PLC (United Kingdom, Tobacco)	1.7	1.7
LVMH Moet Hennessy - Louis Vuitton SA (France, Textiles, Apparel & Luxury Goods)	1.7	1.6
Paddy Power PLC (Ireland) (Ireland, Hotels, Restaurants & Leisure)	1.7	1.5
HSBC Holdings PLC (United Kingdom, Commercial Banks)	1.7	1.7
	20.4
Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.3	23.4
Financials	15.5	16.0
Consumer Staples	15.1	9.0
Information Technology	10.9	9.4
Materials	9.8	12.2
Health Care	7.6	6.6
Energy	7.1	8.0
Industrials	6.4	7.0
Telecommunication Services	4.3	5.1
Utilities	0.6	1.6

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 2.4%
Aristocrat Leisure Ltd.	1,050,218	$ 2,994,092
BHP Billiton Ltd.	318,002	10,358,067
Fortescue Metals Group Ltd.	258,379	1,320,222
Macquarie Group Ltd.	105,682	2,853,825
Newcrest Mining Ltd.	304,955	7,096,639
Rio Tinto Ltd.	24,301	1,426,637
Westfield Group unit	811,159	7,942,374
TOTAL AUSTRALIA		33,991,856
Bailiwick of Jersey - 1.0%
Informa PLC	903,074	5,375,942
Wolseley PLC	43,800	1,630,559
WPP PLC	583,107	7,078,772
TOTAL BAILIWICK OF JERSEY		14,085,273
Belgium - 0.4%
Ageas	743,600	1,468,000
Anheuser-Busch InBev SA NV	33,577	2,647,253
Hamon & Compagnie International SA	73,974	1,465,061
TOTAL BELGIUM		5,580,314
Bermuda - 0.9%
Clear Media Ltd.	2,035,000	1,053,539
Oriental Watch Holdings Ltd.	10,492,000	2,813,795
Petra Diamonds Ltd. (a)	809,300	1,529,855
Signet Jewelers Ltd.	161,500	7,107,615
TOTAL BERMUDA		12,504,804
Brazil - 0.4%
Drogasil SA	66,000	665,422
Souza Cruz SA	351,900	5,165,055
TOTAL BRAZIL		5,830,477
British Virgin Islands - 0.7%
Gem Diamonds Ltd. (a)	796,100	2,443,752
Mail.ru Group Ltd.:
GDR (a)(e)	6,600	223,674
GDR (Reg. S) (a)	235,300	7,974,317
TOTAL BRITISH VIRGIN ISLANDS		10,641,743
Canada - 1.0%
Barrick Gold Corp.	90,000	3,390,138
Potash Corp. of Saskatchewan, Inc.	167,900	7,338,719
Yamana Gold, Inc.	196,700	3,035,220
TOTAL CANADA		13,764,077
Cayman Islands - 4.4%
Baidu.com, Inc. sponsored ADR (a)	114,300	13,142,214
Biostime International Holdings Ltd.	1,325,000	3,473,297
Hengdeli Holdings Ltd.	47,490,000	15,171,842
Natural Beauty Bio-Technology Ltd.	8,580,000	1,377,230
Noah Holdings Ltd. sponsored ADR (d)	348,200	1,713,144

	Shares	Value
Perfect World Co. Ltd. sponsored ADR Class B	237,700	$ 2,381,754
Renren, Inc. ADR (a)(d)	25,900	116,809
Shenguan Holdings Group Ltd.	5,328,000	3,075,042
SINA Corp. (a)(d)	18,800	974,028
Tencent Holdings Ltd.	624,400	18,439,335
YouKu.com, Inc. ADR (a)(d)	96,000	2,081,280
TOTAL CAYMAN ISLANDS		61,945,975
Denmark - 2.9%
Danske Bank A/S (a)	96,100	1,331,519
Novo Nordisk A/S:
Series B	51,925	7,531,039
Series B sponsored ADR	222,000	32,265,480
TOTAL DENMARK		41,128,038
France - 12.2%
Alstom SA (d)	287,302	9,064,066
Atos Origin SA	72,705	4,335,425
AXA SA	67,020	888,849
AXA SA sponsored ADR	158,600	2,114,138
Beneteau SA	196,900	1,893,745
BNP Paribas SA	142,299	5,462,708
Club Mediterranee SA (a)	85,000	1,452,161
Danone SA	305,612	18,956,649
Gameloft (a)	537,900	3,335,491
GDF Suez	185,600	4,405,114
Iliad SA	28,200	4,077,251
Ingenico SA	106,367	5,158,157
Ipsos SA (d)	149,292	4,385,043
Lafarge SA (Bearer) (d)	85,200	3,790,433
LVMH Moet Hennessy - Louis Vuitton SA	159,541	24,197,611
Pernod Ricard SA (d)	163,500	17,434,173
Safran SA	118,400	4,375,188
Sanofi SA	139,290	10,544,373
Sanofi SA sponsored ADR	620,600	23,446,268
Societe Generale Series A	45,643	1,063,384
Total SA	307,200	13,826,747
Total SA sponsored ADR	31,400	1,411,430
Unibail-Rodamco	32,400	5,949,419
TOTAL FRANCE		171,567,823
Germany - 6.7%
adidas AG	102,600	7,330,783
Allianz AG	77,600	7,768,824
Bayer AG	131,478	9,447,364
Beiersdorf AG	214,700	13,897,601
Commerzbank AG (a)	555,200	938,681
Deutsche Bank AG	77,046	2,780,841
Deutsche Boerse AG	180,720	9,726,660
Deutsche Post AG	273,501	4,824,850
GSW Immobilien AG	59,000	2,014,448
K&S AG	37,600	1,712,981
Linde AG	51,987	8,069,088
Common Stocks - continued
	Shares	Value
Germany - continued
Munich Re Group AG	23,549	$ 3,312,410
Puma AG	20,483	5,903,562
SAP AG	189,513	11,222,095
SAP AG sponsored ADR (d)	84,700	5,027,792
Tom Tailor Holding AG	45,300	737,514
TOTAL GERMANY		94,715,494
Hong Kong - 1.7%
AIA Group Ltd.	1,274,400	4,401,853
Cheung Kong Holdings Ltd.	334,000	4,123,665
Henderson Land Development Co. Ltd.	814,919	4,530,486
Hutchison Whampoa Ltd.	278,000	2,411,346
Television Broadcasts Ltd.	1,125,000	7,842,436
TOTAL HONG KONG		23,309,786
Ireland - 2.7%
CRH PLC	505,756	9,689,342
Kingspan Group PLC (United Kingdom)	623,100	5,046,612
Paddy Power PLC (Ireland)	363,800	23,733,048
TOTAL IRELAND		38,469,002
Israel - 0.1%
Israel Chemicals Ltd.	116,100	1,247,030
Italy - 1.5%
Assicurazioni Generali SpA	158,500	2,138,201
Brunello Cucinelli SpA	11,600	165,001
ENI SpA	200,700	4,263,903
ENI SpA sponsored ADR (d)	67,900	2,887,108
Intesa Sanpaolo SpA	685,202	969,444
Saipem SpA	207,303	9,179,345
UniCredit SpA (a)	276,159	1,041,448
TOTAL ITALY		20,644,450
Japan - 15.9%
Calbee, Inc.	48,500	3,045,591
Canon, Inc. sponsored ADR	53,200	2,124,808
Dai-ichi Mutual Life Insurance Co.	1,893	2,192,355
Denso Corp.	87,400	2,986,547
East Japan Railway Co.	43,300	2,718,859
Fanuc Corp.	42,500	6,986,198
Fuji Media Holdings, Inc.	1,691	2,906,914
Honda Motor Co. Ltd.	250,400	8,737,846
Japan Retail Fund Investment Corp.	2,795	4,433,583
Japan Tobacco, Inc.	323,400	9,580,934
Kakaku.com, Inc. (d)	104,400	3,542,651
KDDI Corp.	1,087	7,012,141
Keyence Corp.	33,220	8,217,734
Mitsubishi Corp.	461,800	9,334,960
Mitsubishi Estate Co. Ltd.	223,000	4,000,799
Mitsubishi UFJ Financial Group, Inc. (d)	2,944,500	14,106,744

	Shares	Value
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	489,200	$ 2,323,700
Mitsui & Co. Ltd.	431,700	6,414,999
MS&AD Insurance Group Holdings, Inc.	141,900	2,482,582
NKSJ Holdings, Inc.	95,000	2,022,345
Nomura Holdings, Inc.	505,000	1,887,963
ORIX Corp.	83,930	7,821,927
Rakuten, Inc.	3,282,300	33,934,614
Softbank Corp.	665,200	24,761,194
Start Today Co. Ltd. (d)	617,300	8,626,455
Sumitomo Mitsui Financial Group, Inc.	324,200	10,709,925
Tokio Marine Holdings, Inc.	158,300	3,972,238
Tokyo Electron Ltd.	35,700	1,674,148
Toshiba Corp.	672,000	2,557,873
Toyota Motor Corp.	314,000	12,673,738
Unicharm Corp.	107,300	6,107,651
Yahoo! Japan Corp.	12,647	4,094,632
TOTAL JAPAN		223,994,648
Korea (South) - 0.5%
Samsung Electronics Co. Ltd.	6,722	7,143,645
Luxembourg - 0.4%
ArcelorMittal SA Class A unit (d)	117,100	1,788,117
L'Occitane Ltd.	1,209,500	3,356,720
TOTAL LUXEMBOURG		5,144,837
Netherlands - 1.6%
AEGON NV (d)	259,400	1,202,990
ASML Holding NV	44,300	2,277,906
Gemalto NV	48,009	3,438,148
ING Groep NV (Certificaten Van Aandelen) (a)	558,084	3,741,453
Koninklijke Philips Electronics NV	304,416	5,998,726
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	173,900	3,420,613
Yandex NV (a)	124,400	2,369,820
TOTAL NETHERLANDS		22,449,656
Nigeria - 0.2%
Guinness Nigeria PLC	728,214	1,020,171
Nigerian Breweries PLC	2,274,042	1,414,447
TOTAL NIGERIA		2,434,618
Norway - 0.9%
DnB NOR ASA	294,800	2,921,412
Schibsted ASA (B Shares)	210,200	6,805,665
StatoilHydro ASA	14,100	336,264
StatoilHydro ASA sponsored ADR (d)	103,300	2,464,738
TOTAL NORWAY		12,528,079
Singapore - 0.2%
United Overseas Bank Ltd.	180,973	2,687,365
Common Stocks - continued
	Shares	Value
South Africa - 0.3%
City Lodge Hotels Ltd.	73,400	$ 762,736
Life Healthcare Group Holdings Ltd.	905,400	3,447,740
TOTAL SOUTH AFRICA		4,210,476
Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA	574,666	4,103,896
Banco Santander SA (Spain)	469,908	3,108,562
TOTAL SPAIN		7,212,458
Sweden - 1.2%
Nordea Bank AB	417,800	3,587,640
Swedbank AB (A Shares)	102,432	1,608,124
Swedish Match Co. AB	278,200	11,208,515
TOTAL SWEDEN		16,404,279
Switzerland - 8.7%
Adecco SA (Reg.)	200,790	8,884,981
Compagnie Financiere Richemont SA Series A	289,809	15,831,635
Credit Suisse Group	71,082	1,300,591
Credit Suisse Group sponsored ADR (d)	95,368	1,748,095
Nestle SA	532,300	31,714,234
Roche Holding AG (participation certificate)	93,528	16,120,930
Sika AG (Bearer)	2,710	5,219,280
Swatch Group AG (Bearer)	36,070	14,193,905
Swiss Re Ltd.	50,606	3,175,038
Syngenta AG (Switzerland)	38,450	13,162,404
UBS AG	504,997	5,909,564
Zurich Financial Services AG	25,658	5,771,462
TOTAL SWITZERLAND		123,032,119
Taiwan - 0.1%
Wowprime Corp.	92,000	1,373,892
United Kingdom - 21.4%
Anglo American PLC:
ADR	238,400	3,940,752
(United Kingdom)	262,580	8,588,741
ARM Holdings PLC	219,900	1,742,183
Aviva PLC	431,600	1,848,091
Barclays PLC	1,821,577	4,654,588
BG Group PLC	745,038	15,168,937
BHP Billiton PLC	545,809	15,513,215
BP PLC	1,601,793	10,697,091
BP PLC sponsored ADR	96,295	3,903,799
Brammer PLC	488,700	1,995,722

	Shares	Value
Centrica PLC	765,200	$ 3,810,969
Diageo PLC	972,707	25,071,509
Hays PLC	6,757,500	7,794,570
HSBC Holdings PLC:
(United Kingdom)	767,422	6,762,397
sponsored ADR	382,370	16,873,988
Imperial Tobacco Group PLC	633,283	24,349,087
Johnson Matthey PLC	181,970	6,292,630
Legal & General Group PLC	1,128,633	2,250,166
Lloyds Banking Group PLC (a)	5,811,344	2,838,895
Prudential PLC	239,221	2,773,771
Reckitt Benckiser Group PLC	272,400	14,355,738
Rio Tinto PLC	176,515	8,388,637
Rio Tinto PLC sponsored ADR (d)	103,200	4,933,992
Rolls-Royce Group PLC	268,408	3,606,751
Royal Bank of Scotland Group PLC (a)	255,480	865,397
Royal Dutch Shell PLC:
Class A (United Kingdom)	549,741	18,522,401
Class B (United Kingdom)	443,001	15,471,245
SABMiller PLC	428,600	17,150,486
Standard Chartered PLC (United Kingdom)	266,071	5,769,310
Sthree PLC	229,400	955,671
Vodafone Group PLC	6,973,198	19,599,957
Vodafone Group PLC sponsored ADR	131,500	3,705,670
William Hill PLC	3,273,400	14,498,125
Xstrata PLC	433,400	5,420,653
TOTAL UNITED KINGDOM		300,115,134
United States of America - 5.0%
Apple, Inc. (a)	23,500	13,724,000
Deckers Outdoor Corp. (a)(d)	279,900	12,318,399
Dunkin' Brands Group, Inc.	136,400	4,683,976
Google, Inc. Class A (a)	24,100	13,979,687
Life Technologies Corp. (a)	45,700	2,056,043
Lorillard, Inc.	21,800	2,876,510
MercadoLibre, Inc.	26,700	2,023,860
Monsanto Co.	34,400	2,847,632
Republic Services, Inc.	145,100	3,839,346
Visa, Inc. Class A	94,000	11,621,220
TOTAL UNITED STATES OF AMERICA		69,970,673
TOTAL COMMON STOCKS (Cost $1,314,654,134)		1,348,128,021
Nonconvertible Preferred Stocks - 1.7%

Germany - 1.7%
Volkswagen AG (Cost $17,285,452)	149,047	23,501,925
Money Market Funds - 7.7%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	29,738,464	$ 29,738,464
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	77,947,755	77,947,755
TOTAL MONEY MARKET FUNDS (Cost $107,686,219)		107,686,219
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $1,439,625,805)	1,479,316,165
NET OTHER ASSETS (LIABILITIES) - (5.3)%	(74,236,888)
NET ASSETS - 100%	$ 1,405,079,277
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $223,674 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,270
Fidelity Securities Lending Cash Central Fund	873,291
Total	$ 886,561
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 286,429,593	$ 174,878,391	$ 111,551,202	$ -
Consumer Staples	214,586,595	160,208,088	54,378,507	-
Energy	98,133,008	35,015,357	63,117,651	-
Financials	215,991,277	93,930,212	122,061,065	-
Health Care	104,859,237	86,783,825	18,075,412	-
Industrials	90,769,078	56,903,990	33,865,088	-
Information Technology	154,944,686	96,310,390	58,634,296	-
Materials	138,544,176	71,589,013	66,955,163	-
Telecommunication Services	59,156,213	7,782,921	51,373,292	-
Utilities	8,216,083	8,216,083	-	-
Money Market Funds	107,686,219	107,686,219	-	-
Total Investments in Securities:	$ 1,479,316,165	$ 899,304,489	$ 580,011,676	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 251,573,173
Level 2 to Level 1	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $77,746,336) - See accompanying schedule: Unaffiliated issuers (cost $1,331,939,586)	$ 1,371,629,946
Fidelity Central Funds (cost $107,686,219)	107,686,219
Total Investments (cost $1,439,625,805)		$ 1,479,316,165
Foreign currency held at value (cost $9,871)		9,871
Receivable for investments sold Regular delivery		11,683,391
Delayed delivery		44,559
Receivable for fund shares sold		1,415,073
Dividends receivable		3,472,867
Distributions receivable from Fidelity Central Funds		104,868
Other receivables		320,845
Total assets		1,496,367,639

Liabilities
Payable to custodian bank	$ 16,585
Payable for investments purchased	9,734,974
Payable for fund shares redeemed	1,795,611
Accrued management fee	797,415
Distribution and service plan fees payable	92,393
Other affiliated payables	165,196
Other payables and accrued expenses	738,433
Collateral on securities loaned, at value	77,947,755
Total liabilities		91,288,362

Net Assets		$ 1,405,079,277
Net Assets consist of:
Paid in capital		$ 1,759,058,648
Undistributed net investment income		19,653,719
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(413,279,089)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,645,999
Net Assets		$ 1,405,079,277

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($612,481,727 ÷ 42,119,935 shares)	$ 14.54

Service Class: Net Asset Value, offering price and redemption price per share ($106,859,017 ÷ 7,381,060 shares)	$ 14.48

Service Class 2: Net Asset Value, offering price and redemption price per share ($339,510,252 ÷ 23,574,179 shares)	$ 14.40

Initial Class R: Net Asset Value, offering price and redemption price per share ($84,344,573 ÷ 5,814,412 shares)	$ 14.51

Service Class R: Net Asset Value, offering price and redemption price per share ($43,481,515 ÷ 3,008,386 shares)	$ 14.45

Service Class 2R: Net Asset Value, offering price and redemption price per share ($60,325,522 ÷ 4,226,743 shares)	$ 14.27

Investor Class R: Net Asset Value, offering price and redemption price per share ($158,076,671 ÷ 10,903,571 shares)	$ 14.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 28,452,355
Income from Fidelity Central Funds		886,561
Income before foreign taxes withheld		29,338,916
Less foreign taxes withheld		(2,225,875)
Total income		27,113,041

Expenses
Management fee	$ 5,199,208
Transfer agent fees	606,922
Distribution and service plan fees	608,327
Accounting and security lending fees	337,395
Custodian fees and expenses	83,271
Independent trustees' compensation	4,801
Depreciation in deferred trustee compensation account	(10)
Audit	32,729
Legal	3,820
Interest	197
Miscellaneous	9,718
Total expenses before reductions	6,886,378
Expense reductions	(96,705)	6,789,673
Net investment income (loss)		20,323,368
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,056,900)
Foreign currency transactions	(227,707)
Total net realized gain (loss)		(10,284,607)
Change in net unrealized appreciation (depreciation) on: Investment securities	85,841,926
Assets and liabilities in foreign currencies	40,827
Total change in net unrealized appreciation (depreciation)		85,882,753
Net gain (loss)		75,598,146
Net increase (decrease) in net assets resulting from operations		$ 95,921,514

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,323,368	$ 25,185,031
Net realized gain (loss)	(10,284,607)	78,355,769
Change in net unrealized appreciation (depreciation)	85,882,753	(394,991,221)
Net increase (decrease) in net assets resulting from operations	95,921,514	(291,450,421)
Distributions to shareholders from net investment income	-	(21,660,010)
Distributions to shareholders from net realized gain	-	(3,263,788)
Total distributions	-	(24,923,798)
Share transactions - net increase (decrease)	(81,950,772)	(126,132,361)
Redemption fees	6,820	31,905
Total increase (decrease) in net assets	13,977,562	(442,474,675)

Net Assets
Beginning of period	1,391,101,715	1,833,576,390
End of period (including undistributed net investment income of $19,653,719 and distributions in excess of net investment income of $669,649, respectively)	$ 1,405,079,277	$ 1,391,101,715

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.63	$ 16.77	$ 15.05	$ 12.17	$ 25.33	$ 23.96
Income from Investment Operations
Net investment income (loss) E	.21	.26	.21	.28	.46	.45
Net realized and unrealized gain (loss)	.70	(3.14)	1.76	2.93	(10.67)	3.42
Total from investment operations	.91	(2.88)	1.97	3.21	(10.21)	3.87
Distributions from net investment income	-	(.23)	(.22)	(.29)	(.49)	(.84)
Distributions from net realized gain	-	(.03)	(.03)	(.04)	(2.46)	(1.66)
Total distributions	-	(.26)	(.25)	(.33)	(2.95)	(2.50)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 14.54	$ 13.63	$ 16.77	$ 15.05	$ 12.17	$ 25.33
Total Return B,C,D	6.68%	(17.16)%	13.11%	26.53%	(43.83)%	17.41%
Ratios to Average Net Assets F,H
Expenses before reductions	.85% A	.85%	.86%	.88%	.87%	.85%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.88%	.87%	.85%
Expenses net of all reductions	.83% A	.83%	.83%	.84%	.84%	.82%
Net investment income (loss)	2.86% A	1.59%	1.41%	2.17%	2.45%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 612,482	$ 598,862	$ 779,501	$ 758,018	$ 703,357	$ 1,702,235
Portfolio turnover rate G	38% A	45%	50%	78%	77%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.58	$ 16.70	$ 14.99	$ 12.12	$ 25.23	$ 23.86
Income from Investment Operations
Net investment income (loss) E	.20	.24	.19	.26	.44	.43
Net realized and unrealized gain (loss)	.70	(3.12)	1.75	2.93	(10.61)	3.39
Total from investment operations	.90	(2.88)	1.94	3.19	(10.17)	3.82
Distributions from net investment income	-	(.21)	(.20)	(.28)	(.48)	(.79)
Distributions from net realized gain	-	(.03)	(.03)	(.04)	(2.46)	(1.66)
Total distributions	-	(.24)	(.23)	(.32)	(2.94)	(2.45)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 14.48	$ 13.58	$ 16.70	$ 14.99	$ 12.12	$ 25.23
Total Return B,C,D	6.63%	(17.23)%	12.99%	26.44%	(43.89)%	17.25%
Ratios to Average Net Assets F,H
Expenses before reductions	.95% A	.95%	.96%	.98%	.97%	.95%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.98%	.97%	.95%
Expenses net of all reductions	.93% A	.93%	.93%	.94%	.94%	.92%
Net investment income (loss)	2.76% A	1.49%	1.31%	2.07%	2.35%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,859	$ 108,921	$ 162,394	$ 171,252	$ 165,608	$ 366,777
Portfolio turnover rate G	38% A	45%	50%	78%	77%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.52	$ 16.62	$ 14.92	$ 12.07	$ 25.12	$ 23.75
Income from Investment Operations
Net investment income (loss) E	.19	.21	.17	.24	.40	.39
Net realized and unrealized gain (loss)	.69	(3.09)	1.74	2.91	(10.54)	3.37
Total from investment operations	.88	(2.88)	1.91	3.15	(10.14)	3.76
Distributions from net investment income	-	(.19)	(.18)	(.26)	(.45)	(.73)
Distributions from net realized gain	-	(.03)	(.03)	(.04)	(2.46)	(1.66)
Total distributions	-	(.22)	(.21)	(.30)	(2.91)	(2.39)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 14.40	$ 13.52	$ 16.62	$ 14.92	$ 12.07	$ 25.12
Total Return B,C,D	6.51%	(17.34)%	12.83%	26.22%	(43.96)%	17.05%
Ratios to Average Net Assets F,H
Expenses before reductions	1.09% A	1.10%	1.11%	1.12%	1.12%	1.10%
Expenses net of fee waivers, if any	1.09% A	1.10%	1.10%	1.12%	1.12%	1.10%
Expenses net of all reductions	1.08% A	1.08%	1.08%	1.09%	1.09%	1.07%
Net investment income (loss)	2.61% A	1.34%	1.16%	1.93%	2.21%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 339,510	$ 342,206	$ 461,033	$ 457,971	$ 414,492	$ 821,943
Portfolio turnover rate G	38% A	45%	50%	78%	77%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 16.73	$ 15.02	$ 12.14	$ 25.28	$ 23.92
Income from Investment Operations
Net investment income (loss) E	.21	.26	.21	.28	.46	.45
Net realized and unrealized gain (loss)	.70	(3.13)	1.75	2.93	(10.65)	3.41
Total from investment operations	.91	(2.87)	1.96	3.21	(10.19)	3.86
Distributions from net investment income	-	(.23)	(.22)	(.29)	(.49)	(.84)
Distributions from net realized gain	-	(.03)	(.03)	(.04)	(2.46)	(1.66)
Total distributions	-	(.26)	(.25)	(.33)	(2.95)	(2.50)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 14.51	$ 13.60	$ 16.73	$ 15.02	$ 12.14	$ 25.28
Total Return B,C,D	6.69%	(17.14)%	13.07%	26.60%	(43.84)%	17.40%
Ratios to Average Net Assets F,H
Expenses before reductions	.85% A	.85%	.86%	.88%	.87%	.85%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.88%	.87%	.85%
Expenses net of all reductions	.83% A	.83%	.83%	.84%	.84%	.82%
Net investment income (loss)	2.86% A	1.59%	1.41%	2.17%	2.46%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,345	$ 85,922	$ 122,655	$ 128,689	$ 118,749	$ 275,678
Portfolio turnover rate G	38% A	45%	50%	78%	77%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 16.68	$ 14.97	$ 12.10	$ 25.19	$ 23.83
Income from Investment Operations
Net investment income (loss) E	.20	.24	.19	.27	.43	.43
Net realized and unrealized gain (loss)	.69	(3.12)	1.75	2.92	(10.58)	3.38
Total from investment operations	.89	(2.88)	1.94	3.19	(10.15)	3.81
Distributions from net investment income	-	(.21)	(.20)	(.28)	(.48)	(.79)
Distributions from net realized gain	-	(.03)	(.03)	(.04)	(2.46)	(1.66)
Total distributions	-	(.24)	(.23)	(.32)	(2.94)	(2.45)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 14.45	$ 13.56	$ 16.68	$ 14.97	$ 12.10	$ 25.19
Total Return B,C,D	6.56%	(17.24)%	13.01%	26.49%	(43.88)%	17.23%
Ratios to Average Net Assets F,H
Expenses before reductions	.94% A	.95%	.96%	.97%	.96%	.94%
Expenses net of fee waivers, if any	.94% A	.94%	.95%	.97%	.96%	.94%
Expenses net of all reductions	.93% A	.93%	.93%	.94%	.94%	.92%
Net investment income (loss)	2.76% A	1.49%	1.31%	2.08%	2.36%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,482	$ 43,414	$ 60,617	$ 66,014	$ 61,825	$ 135,038
Portfolio turnover rate G	38% A	45%	50%	78%	77%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.40	$ 16.48	$ 14.80	$ 11.98	$ 24.95	$ 23.61
Income from Investment Operations
Net investment income (loss) E	.19	.21	.17	.25	.40	.39
Net realized and unrealized gain (loss)	.68	(3.07)	1.73	2.87	(10.46)	3.35
Total from investment operations	.87	(2.86)	1.90	3.12	(10.06)	3.74
Distributions from net investment income	-	(.19)	(.19)	(.26)	(.45)	(.74)
Distributions from net realized gain	-	(.03)	(.03)	(.04)	(2.46)	(1.66)
Total distributions	-	(.22)	(.22)	(.30)	(2.91)	(2.40)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 14.27	$ 13.40	$ 16.48	$ 14.80	$ 11.98	$ 24.95
Total Return B,C,D	6.49%	(17.33)%	12.82%	26.20%	(43.94)%	17.06%
Ratios to Average Net Assets F,H
Expenses before reductions	1.09% A	1.10%	1.11%	1.12%	1.11%	1.09%
Expenses net of fee waivers, if any	1.09% A	1.09%	1.10%	1.12%	1.11%	1.09%
Expenses net of all reductions	1.08% A	1.08%	1.08%	1.09%	1.09%	1.07%
Net investment income (loss)	2.61% A	1.34%	1.16%	1.93%	2.21%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,326	$ 58,968	$ 69,393	$ 64,200	$ 46,323	$ 95,871
Portfolio turnover rate G	38% A	45%	50%	78%	77%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 16.73	$ 15.01	$ 12.14	$ 25.27	$ 23.91
Income from Investment Operations
Net investment income (loss) E	.21	.24	.20	.27	.43	.42
Net realized and unrealized gain (loss)	.69	(3.12)	1.76	2.92	(10.62)	3.41
Total from investment operations	.90	(2.88)	1.96	3.19	(10.19)	3.83
Distributions from net investment income	-	(.22)	(.21)	(.28)	(.48)	(.81)
Distributions from net realized gain	-	(.03)	(.03)	(.04)	(2.46)	(1.66)
Total distributions	-	(.25)	(.24)	(.32)	(2.94)	(2.47)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 14.50	$ 13.60	$ 16.73	$ 15.01	$ 12.14	$ 25.27
Total Return B,C,D	6.62%	(17.22)%	13.07%	26.42%	(43.89)%	17.25%
Ratios to Average Net Assets F,H
Expenses before reductions	.93% A	.93%	.95%	.97%	.96%	.96%
Expenses net of fee waivers, if any	.93% A	.93%	.94%	.97%	.96%	.96%
Expenses net of all reductions	.92% A	.91%	.92%	.94%	.93%	.94%
Net investment income (loss)	2.77% A	1.51%	1.32%	2.08%	2.36%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,077	$ 152,810	$ 177,984	$ 148,806	$ 124,111	$ 229,829
Portfolio turnover rate G	38% A	45%	50%	78%	77%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 215,996,873
Gross unrealized depreciation	(192,858,385)
Net unrealized appreciation (depreciation) on securities and other investments	$ 23,138,488

Tax cost	$ 1,456,177,677

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (104,621,946)
2017	(280,447,470)
Total capital loss carryforward	$ (385,069,416)

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $276,757,349 and $348,318,391, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 56,791
Service Class 2	449,695
Service Class R	22,901
Service Class 2R	78,940
$ 608,327

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 235,948
Service Class	41,871
Service Class 2	130,319
Initial Class R	33,021
Service Class R	16,110
Service Class 2R	22,205
Investor Class R	127,448
$ 606,922

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $620 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,189,333.38%		$ 197

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,215 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $873,291, including $127 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $96,705 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 9,935,133
Service Class	-	1,687,320
Service Class 2	-	4,694,383
Initial Class R	-	1,431,302
Service Class R	-	672,673
Service Class 2R	-	834,608
Investor Class R	-	2,404,591
Total	$ -	$ 21,660,010
From net realized gain
Initial Class	$ -	$ 1,379,086
Service Class	-	286,878
Service Class 2	-	827,775
Initial Class R	-	215,214
Service Class R	-	108,589
Service Class 2R	-	125,027
Investor Class R	-	321,219
Total	$ -	$ 3,263,788

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	2,995,261	5,097,862	$ 43,926,376	$ 81,025,708
Reinvestment of distributions	-	832,902	-	11,314,219
Shares redeemed	(4,808,992)	(8,473,195)	(71,987,134)	(137,488,847)
Net increase (decrease)	(1,813,731)	(2,542,431)	$ (28,060,758)	$ (45,148,920)
Service Class
Shares sold	138,334	534,926	$ 2,029,573	$ 8,440,397
Reinvestment of distributions	-	145,051	-	1,974,198
Shares redeemed	(779,175)	(2,381,130)	(11,515,515)	(38,838,120)
Net increase (decrease)	(640,841)	(1,701,153)	$ (9,485,942)	$ (28,423,525)
Service Class 2
Shares sold	779,499	3,042,278	$ 11,231,181	$ 47,105,875
Reinvestment of distributions	-	407,165	-	5,522,158
Shares redeemed	(2,522,113)	(5,867,222)	(37,510,849)	(93,897,989)
Net increase (decrease)	(1,742,614)	(2,417,779)	$ (26,279,668)	$ (41,269,956)
Initial Class R
Shares sold	109,939	381,782	$ 1,624,106	$ 6,067,099
Reinvestment of distributions	-	121,223	-	1,646,516
Shares redeemed	(614,238)	(1,514,903)	(9,105,044)	(24,431,217)
Net increase (decrease)	(504,299)	(1,011,898)	$ (7,480,938)	$ (16,717,602)
Service Class R
Shares sold	73,960	254,650	$ 1,086,025	$ 4,119,851
Reinvestment of distributions	-	57,620	-	781,262
Shares redeemed	(268,333)	(744,662)	(3,993,666)	(11,887,713)
Net increase (decrease)	(194,373)	(432,392)	$ (2,907,641)	$ (6,986,600)
Service Class 2R
Shares sold	159,830	782,450	$ 2,341,248	$ 11,400,821
Reinvestment of distributions	-	71,749	-	959,635
Shares redeemed	(335,194)	(662,036)	(4,928,393)	(10,765,925)
Net increase (decrease)	(175,364)	192,163	$ (2,587,145)	$ 1,594,531
Investor Class R
Shares sold	683,675	2,014,152	$ 9,919,450	$ 33,125,698
Reinvestment of distributions	-	201,469	-	2,725,810
Shares redeemed	(1,019,644)	(1,616,453)	(15,068,130)	(25,031,797)
Net increase (decrease)	(335,969)	599,168	$ (5,148,680)	$ 10,819,711

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 30% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRS-SANN-0812
1.705696.114

Fidelity® Variable Insurance Products:
Overseas Portfolio - Class R

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.85%
Actual		$ 1,000.00	$ 1,066.80	$ 4.37
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.27
Service Class	.95%
Actual		$ 1,000.00	$ 1,066.30	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.77
Service Class 2	1.09%
Actual		$ 1,000.00	$ 1,065.10	$ 5.60
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.47
Initial Class R	.85%
Actual		$ 1,000.00	$ 1,066.90	$ 4.37
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.27
Service Class R	.94%
Actual		$ 1,000.00	$ 1,065.60	$ 4.83
HypotheticalA		$ 1,000.00	$ 1,020.19	$ 4.72
Service Class 2R	1.09%
Actual		$ 1,000.00	$ 1,064.90	$ 5.60
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.47
Investor Class R	.93%
Actual		$ 1,000.00	$ 1,066.20	$ 4.78
HypotheticalA		$ 1,000.00	$ 1,020.24	$ 4.67

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2012
United Kingdom	21.4%
Japan	15.9%
France	12.2%
Switzerland	8.7%
Germany	8.4%
United States of America	7.4%
Cayman Islands	4.4%
Denmark	2.9%
Ireland	2.7%
Other	16.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of December 31, 2011
United Kingdom	18.8%
Japan	16.7%
France	12.3%
Germany	10.8%
Switzerland	7.9%
Ireland	4.2%
United States of America	4.0%
Cayman Islands	4.0%
Denmark	3.0%
Other	18.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.6	98.3
Short-Term Investments and Net Other Assets (Liabilities)	2.4	1.7
Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.8	2.3
Sanofi SA (France, Pharmaceuticals)	2.5	2.1
Rakuten, Inc. (Japan, Internet & Catalog Retail)	2.4	2.2
Nestle SA (Switzerland, Food Products)	2.3	0.0
Diageo PLC (United Kingdom, Beverages)	1.8	1.3
Softbank Corp. (Japan, Wireless Telecommunication Services)	1.8	0.9
Imperial Tobacco Group PLC (United Kingdom, Tobacco)	1.7	1.7
LVMH Moet Hennessy - Louis Vuitton SA (France, Textiles, Apparel & Luxury Goods)	1.7	1.6
Paddy Power PLC (Ireland) (Ireland, Hotels, Restaurants & Leisure)	1.7	1.5
HSBC Holdings PLC (United Kingdom, Commercial Banks)	1.7	1.7
	20.4
Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.3	23.4
Financials	15.5	16.0
Consumer Staples	15.1	9.0
Information Technology	10.9	9.4
Materials	9.8	12.2
Health Care	7.6	6.6
Energy	7.1	8.0
Industrials	6.4	7.0
Telecommunication Services	4.3	5.1
Utilities	0.6	1.6

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 2.4%
Aristocrat Leisure Ltd.	1,050,218	$ 2,994,092
BHP Billiton Ltd.	318,002	10,358,067
Fortescue Metals Group Ltd.	258,379	1,320,222
Macquarie Group Ltd.	105,682	2,853,825
Newcrest Mining Ltd.	304,955	7,096,639
Rio Tinto Ltd.	24,301	1,426,637
Westfield Group unit	811,159	7,942,374
TOTAL AUSTRALIA		33,991,856
Bailiwick of Jersey - 1.0%
Informa PLC	903,074	5,375,942
Wolseley PLC	43,800	1,630,559
WPP PLC	583,107	7,078,772
TOTAL BAILIWICK OF JERSEY		14,085,273
Belgium - 0.4%
Ageas	743,600	1,468,000
Anheuser-Busch InBev SA NV	33,577	2,647,253
Hamon & Compagnie International SA	73,974	1,465,061
TOTAL BELGIUM		5,580,314
Bermuda - 0.9%
Clear Media Ltd.	2,035,000	1,053,539
Oriental Watch Holdings Ltd.	10,492,000	2,813,795
Petra Diamonds Ltd. (a)	809,300	1,529,855
Signet Jewelers Ltd.	161,500	7,107,615
TOTAL BERMUDA		12,504,804
Brazil - 0.4%
Drogasil SA	66,000	665,422
Souza Cruz SA	351,900	5,165,055
TOTAL BRAZIL		5,830,477
British Virgin Islands - 0.7%
Gem Diamonds Ltd. (a)	796,100	2,443,752
Mail.ru Group Ltd.:
GDR (a)(e)	6,600	223,674
GDR (Reg. S) (a)	235,300	7,974,317
TOTAL BRITISH VIRGIN ISLANDS		10,641,743
Canada - 1.0%
Barrick Gold Corp.	90,000	3,390,138
Potash Corp. of Saskatchewan, Inc.	167,900	7,338,719
Yamana Gold, Inc.	196,700	3,035,220
TOTAL CANADA		13,764,077
Cayman Islands - 4.4%
Baidu.com, Inc. sponsored ADR (a)	114,300	13,142,214
Biostime International Holdings Ltd.	1,325,000	3,473,297
Hengdeli Holdings Ltd.	47,490,000	15,171,842
Natural Beauty Bio-Technology Ltd.	8,580,000	1,377,230
Noah Holdings Ltd. sponsored ADR (d)	348,200	1,713,144

	Shares	Value
Perfect World Co. Ltd. sponsored ADR Class B	237,700	$ 2,381,754
Renren, Inc. ADR (a)(d)	25,900	116,809
Shenguan Holdings Group Ltd.	5,328,000	3,075,042
SINA Corp. (a)(d)	18,800	974,028
Tencent Holdings Ltd.	624,400	18,439,335
YouKu.com, Inc. ADR (a)(d)	96,000	2,081,280
TOTAL CAYMAN ISLANDS		61,945,975
Denmark - 2.9%
Danske Bank A/S (a)	96,100	1,331,519
Novo Nordisk A/S:
Series B	51,925	7,531,039
Series B sponsored ADR	222,000	32,265,480
TOTAL DENMARK		41,128,038
France - 12.2%
Alstom SA (d)	287,302	9,064,066
Atos Origin SA	72,705	4,335,425
AXA SA	67,020	888,849
AXA SA sponsored ADR	158,600	2,114,138
Beneteau SA	196,900	1,893,745
BNP Paribas SA	142,299	5,462,708
Club Mediterranee SA (a)	85,000	1,452,161
Danone SA	305,612	18,956,649
Gameloft (a)	537,900	3,335,491
GDF Suez	185,600	4,405,114
Iliad SA	28,200	4,077,251
Ingenico SA	106,367	5,158,157
Ipsos SA (d)	149,292	4,385,043
Lafarge SA (Bearer) (d)	85,200	3,790,433
LVMH Moet Hennessy - Louis Vuitton SA	159,541	24,197,611
Pernod Ricard SA (d)	163,500	17,434,173
Safran SA	118,400	4,375,188
Sanofi SA	139,290	10,544,373
Sanofi SA sponsored ADR	620,600	23,446,268
Societe Generale Series A	45,643	1,063,384
Total SA	307,200	13,826,747
Total SA sponsored ADR	31,400	1,411,430
Unibail-Rodamco	32,400	5,949,419
TOTAL FRANCE		171,567,823
Germany - 6.7%
adidas AG	102,600	7,330,783
Allianz AG	77,600	7,768,824
Bayer AG	131,478	9,447,364
Beiersdorf AG	214,700	13,897,601
Commerzbank AG (a)	555,200	938,681
Deutsche Bank AG	77,046	2,780,841
Deutsche Boerse AG	180,720	9,726,660
Deutsche Post AG	273,501	4,824,850
GSW Immobilien AG	59,000	2,014,448
K&S AG	37,600	1,712,981
Linde AG	51,987	8,069,088
Common Stocks - continued
	Shares	Value
Germany - continued
Munich Re Group AG	23,549	$ 3,312,410
Puma AG	20,483	5,903,562
SAP AG	189,513	11,222,095
SAP AG sponsored ADR (d)	84,700	5,027,792
Tom Tailor Holding AG	45,300	737,514
TOTAL GERMANY		94,715,494
Hong Kong - 1.7%
AIA Group Ltd.	1,274,400	4,401,853
Cheung Kong Holdings Ltd.	334,000	4,123,665
Henderson Land Development Co. Ltd.	814,919	4,530,486
Hutchison Whampoa Ltd.	278,000	2,411,346
Television Broadcasts Ltd.	1,125,000	7,842,436
TOTAL HONG KONG		23,309,786
Ireland - 2.7%
CRH PLC	505,756	9,689,342
Kingspan Group PLC (United Kingdom)	623,100	5,046,612
Paddy Power PLC (Ireland)	363,800	23,733,048
TOTAL IRELAND		38,469,002
Israel - 0.1%
Israel Chemicals Ltd.	116,100	1,247,030
Italy - 1.5%
Assicurazioni Generali SpA	158,500	2,138,201
Brunello Cucinelli SpA	11,600	165,001
ENI SpA	200,700	4,263,903
ENI SpA sponsored ADR (d)	67,900	2,887,108
Intesa Sanpaolo SpA	685,202	969,444
Saipem SpA	207,303	9,179,345
UniCredit SpA (a)	276,159	1,041,448
TOTAL ITALY		20,644,450
Japan - 15.9%
Calbee, Inc.	48,500	3,045,591
Canon, Inc. sponsored ADR	53,200	2,124,808
Dai-ichi Mutual Life Insurance Co.	1,893	2,192,355
Denso Corp.	87,400	2,986,547
East Japan Railway Co.	43,300	2,718,859
Fanuc Corp.	42,500	6,986,198
Fuji Media Holdings, Inc.	1,691	2,906,914
Honda Motor Co. Ltd.	250,400	8,737,846
Japan Retail Fund Investment Corp.	2,795	4,433,583
Japan Tobacco, Inc.	323,400	9,580,934
Kakaku.com, Inc. (d)	104,400	3,542,651
KDDI Corp.	1,087	7,012,141
Keyence Corp.	33,220	8,217,734
Mitsubishi Corp.	461,800	9,334,960
Mitsubishi Estate Co. Ltd.	223,000	4,000,799
Mitsubishi UFJ Financial Group, Inc. (d)	2,944,500	14,106,744

	Shares	Value
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	489,200	$ 2,323,700
Mitsui & Co. Ltd.	431,700	6,414,999
MS&AD Insurance Group Holdings, Inc.	141,900	2,482,582
NKSJ Holdings, Inc.	95,000	2,022,345
Nomura Holdings, Inc.	505,000	1,887,963
ORIX Corp.	83,930	7,821,927
Rakuten, Inc.	3,282,300	33,934,614
Softbank Corp.	665,200	24,761,194
Start Today Co. Ltd. (d)	617,300	8,626,455
Sumitomo Mitsui Financial Group, Inc.	324,200	10,709,925
Tokio Marine Holdings, Inc.	158,300	3,972,238
Tokyo Electron Ltd.	35,700	1,674,148
Toshiba Corp.	672,000	2,557,873
Toyota Motor Corp.	314,000	12,673,738
Unicharm Corp.	107,300	6,107,651
Yahoo! Japan Corp.	12,647	4,094,632
TOTAL JAPAN		223,994,648
Korea (South) - 0.5%
Samsung Electronics Co. Ltd.	6,722	7,143,645
Luxembourg - 0.4%
ArcelorMittal SA Class A unit (d)	117,100	1,788,117
L'Occitane Ltd.	1,209,500	3,356,720
TOTAL LUXEMBOURG		5,144,837
Netherlands - 1.6%
AEGON NV (d)	259,400	1,202,990
ASML Holding NV	44,300	2,277,906
Gemalto NV	48,009	3,438,148
ING Groep NV (Certificaten Van Aandelen) (a)	558,084	3,741,453
Koninklijke Philips Electronics NV	304,416	5,998,726
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	173,900	3,420,613
Yandex NV (a)	124,400	2,369,820
TOTAL NETHERLANDS		22,449,656
Nigeria - 0.2%
Guinness Nigeria PLC	728,214	1,020,171
Nigerian Breweries PLC	2,274,042	1,414,447
TOTAL NIGERIA		2,434,618
Norway - 0.9%
DnB NOR ASA	294,800	2,921,412
Schibsted ASA (B Shares)	210,200	6,805,665
StatoilHydro ASA	14,100	336,264
StatoilHydro ASA sponsored ADR (d)	103,300	2,464,738
TOTAL NORWAY		12,528,079
Singapore - 0.2%
United Overseas Bank Ltd.	180,973	2,687,365
Common Stocks - continued
	Shares	Value
South Africa - 0.3%
City Lodge Hotels Ltd.	73,400	$ 762,736
Life Healthcare Group Holdings Ltd.	905,400	3,447,740
TOTAL SOUTH AFRICA		4,210,476
Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA	574,666	4,103,896
Banco Santander SA (Spain)	469,908	3,108,562
TOTAL SPAIN		7,212,458
Sweden - 1.2%
Nordea Bank AB	417,800	3,587,640
Swedbank AB (A Shares)	102,432	1,608,124
Swedish Match Co. AB	278,200	11,208,515
TOTAL SWEDEN		16,404,279
Switzerland - 8.7%
Adecco SA (Reg.)	200,790	8,884,981
Compagnie Financiere Richemont SA Series A	289,809	15,831,635
Credit Suisse Group	71,082	1,300,591
Credit Suisse Group sponsored ADR (d)	95,368	1,748,095
Nestle SA	532,300	31,714,234
Roche Holding AG (participation certificate)	93,528	16,120,930
Sika AG (Bearer)	2,710	5,219,280
Swatch Group AG (Bearer)	36,070	14,193,905
Swiss Re Ltd.	50,606	3,175,038
Syngenta AG (Switzerland)	38,450	13,162,404
UBS AG	504,997	5,909,564
Zurich Financial Services AG	25,658	5,771,462
TOTAL SWITZERLAND		123,032,119
Taiwan - 0.1%
Wowprime Corp.	92,000	1,373,892
United Kingdom - 21.4%
Anglo American PLC:
ADR	238,400	3,940,752
(United Kingdom)	262,580	8,588,741
ARM Holdings PLC	219,900	1,742,183
Aviva PLC	431,600	1,848,091
Barclays PLC	1,821,577	4,654,588
BG Group PLC	745,038	15,168,937
BHP Billiton PLC	545,809	15,513,215
BP PLC	1,601,793	10,697,091
BP PLC sponsored ADR	96,295	3,903,799
Brammer PLC	488,700	1,995,722

	Shares	Value
Centrica PLC	765,200	$ 3,810,969
Diageo PLC	972,707	25,071,509
Hays PLC	6,757,500	7,794,570
HSBC Holdings PLC:
(United Kingdom)	767,422	6,762,397
sponsored ADR	382,370	16,873,988
Imperial Tobacco Group PLC	633,283	24,349,087
Johnson Matthey PLC	181,970	6,292,630
Legal & General Group PLC	1,128,633	2,250,166
Lloyds Banking Group PLC (a)	5,811,344	2,838,895
Prudential PLC	239,221	2,773,771
Reckitt Benckiser Group PLC	272,400	14,355,738
Rio Tinto PLC	176,515	8,388,637
Rio Tinto PLC sponsored ADR (d)	103,200	4,933,992
Rolls-Royce Group PLC	268,408	3,606,751
Royal Bank of Scotland Group PLC (a)	255,480	865,397
Royal Dutch Shell PLC:
Class A (United Kingdom)	549,741	18,522,401
Class B (United Kingdom)	443,001	15,471,245
SABMiller PLC	428,600	17,150,486
Standard Chartered PLC (United Kingdom)	266,071	5,769,310
Sthree PLC	229,400	955,671
Vodafone Group PLC	6,973,198	19,599,957
Vodafone Group PLC sponsored ADR	131,500	3,705,670
William Hill PLC	3,273,400	14,498,125
Xstrata PLC	433,400	5,420,653
TOTAL UNITED KINGDOM		300,115,134
United States of America - 5.0%
Apple, Inc. (a)	23,500	13,724,000
Deckers Outdoor Corp. (a)(d)	279,900	12,318,399
Dunkin' Brands Group, Inc.	136,400	4,683,976
Google, Inc. Class A (a)	24,100	13,979,687
Life Technologies Corp. (a)	45,700	2,056,043
Lorillard, Inc.	21,800	2,876,510
MercadoLibre, Inc.	26,700	2,023,860
Monsanto Co.	34,400	2,847,632
Republic Services, Inc.	145,100	3,839,346
Visa, Inc. Class A	94,000	11,621,220
TOTAL UNITED STATES OF AMERICA		69,970,673
TOTAL COMMON STOCKS (Cost $1,314,654,134)		1,348,128,021
Nonconvertible Preferred Stocks - 1.7%

Germany - 1.7%
Volkswagen AG (Cost $17,285,452)	149,047	23,501,925
Money Market Funds - 7.7%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	29,738,464	$ 29,738,464
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	77,947,755	77,947,755
TOTAL MONEY MARKET FUNDS (Cost $107,686,219)		107,686,219
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $1,439,625,805)	1,479,316,165
NET OTHER ASSETS (LIABILITIES) - (5.3)%	(74,236,888)
NET ASSETS - 100%	$ 1,405,079,277
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $223,674 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,270
Fidelity Securities Lending Cash Central Fund	873,291
Total	$ 886,561
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 286,429,593	$ 174,878,391	$ 111,551,202	$ -
Consumer Staples	214,586,595	160,208,088	54,378,507	-
Energy	98,133,008	35,015,357	63,117,651	-
Financials	215,991,277	93,930,212	122,061,065	-
Health Care	104,859,237	86,783,825	18,075,412	-
Industrials	90,769,078	56,903,990	33,865,088	-
Information Technology	154,944,686	96,310,390	58,634,296	-
Materials	138,544,176	71,589,013	66,955,163	-
Telecommunication Services	59,156,213	7,782,921	51,373,292	-
Utilities	8,216,083	8,216,083	-	-
Money Market Funds	107,686,219	107,686,219	-	-
Total Investments in Securities:	$ 1,479,316,165	$ 899,304,489	$ 580,011,676	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 251,573,173
Level 2 to Level 1	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $77,746,336) - See accompanying schedule: Unaffiliated issuers (cost $1,331,939,586)	$ 1,371,629,946
Fidelity Central Funds (cost $107,686,219)	107,686,219
Total Investments (cost $1,439,625,805)		$ 1,479,316,165
Foreign currency held at value (cost $9,871)		9,871
Receivable for investments sold Regular delivery		11,683,391
Delayed delivery		44,559
Receivable for fund shares sold		1,415,073
Dividends receivable		3,472,867
Distributions receivable from Fidelity Central Funds		104,868
Other receivables		320,845
Total assets		1,496,367,639

Liabilities
Payable to custodian bank	$ 16,585
Payable for investments purchased	9,734,974
Payable for fund shares redeemed	1,795,611
Accrued management fee	797,415
Distribution and service plan fees payable	92,393
Other affiliated payables	165,196
Other payables and accrued expenses	738,433
Collateral on securities loaned, at value	77,947,755
Total liabilities		91,288,362

Net Assets		$ 1,405,079,277
Net Assets consist of:
Paid in capital		$ 1,759,058,648
Undistributed net investment income		19,653,719
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(413,279,089)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,645,999
Net Assets		$ 1,405,079,277

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($612,481,727 ÷ 42,119,935 shares)	$ 14.54

Service Class: Net Asset Value, offering price and redemption price per share ($106,859,017 ÷ 7,381,060 shares)	$ 14.48

Service Class 2: Net Asset Value, offering price and redemption price per share ($339,510,252 ÷ 23,574,179 shares)	$ 14.40

Initial Class R: Net Asset Value, offering price and redemption price per share ($84,344,573 ÷ 5,814,412 shares)	$ 14.51

Service Class R: Net Asset Value, offering price and redemption price per share ($43,481,515 ÷ 3,008,386 shares)	$ 14.45

Service Class 2R: Net Asset Value, offering price and redemption price per share ($60,325,522 ÷ 4,226,743 shares)	$ 14.27

Investor Class R: Net Asset Value, offering price and redemption price per share ($158,076,671 ÷ 10,903,571 shares)	$ 14.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 28,452,355
Income from Fidelity Central Funds		886,561
Income before foreign taxes withheld		29,338,916
Less foreign taxes withheld		(2,225,875)
Total income		27,113,041

Expenses
Management fee	$ 5,199,208
Transfer agent fees	606,922
Distribution and service plan fees	608,327
Accounting and security lending fees	337,395
Custodian fees and expenses	83,271
Independent trustees' compensation	4,801
Depreciation in deferred trustee compensation account	(10)
Audit	32,729
Legal	3,820
Interest	197
Miscellaneous	9,718
Total expenses before reductions	6,886,378
Expense reductions	(96,705)	6,789,673
Net investment income (loss)		20,323,368
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,056,900)
Foreign currency transactions	(227,707)
Total net realized gain (loss)		(10,284,607)
Change in net unrealized appreciation (depreciation) on: Investment securities	85,841,926
Assets and liabilities in foreign currencies	40,827
Total change in net unrealized appreciation (depreciation)		85,882,753
Net gain (loss)		75,598,146
Net increase (decrease) in net assets resulting from operations		$ 95,921,514

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,323,368	$ 25,185,031
Net realized gain (loss)	(10,284,607)	78,355,769
Change in net unrealized appreciation (depreciation)	85,882,753	(394,991,221)
Net increase (decrease) in net assets resulting from operations	95,921,514	(291,450,421)
Distributions to shareholders from net investment income	-	(21,660,010)
Distributions to shareholders from net realized gain	-	(3,263,788)
Total distributions	-	(24,923,798)
Share transactions - net increase (decrease)	(81,950,772)	(126,132,361)
Redemption fees	6,820	31,905
Total increase (decrease) in net assets	13,977,562	(442,474,675)

Net Assets
Beginning of period	1,391,101,715	1,833,576,390
End of period (including undistributed net investment income of $19,653,719 and distributions in excess of net investment income of $669,649, respectively)	$ 1,405,079,277	$ 1,391,101,715

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.63	$ 16.77	$ 15.05	$ 12.17	$ 25.33	$ 23.96
Income from Investment Operations
Net investment income (loss) E	.21	.26	.21	.28	.46	.45
Net realized and unrealized gain (loss)	.70	(3.14)	1.76	2.93	(10.67)	3.42
Total from investment operations	.91	(2.88)	1.97	3.21	(10.21)	3.87
Distributions from net investment income	-	(.23)	(.22)	(.29)	(.49)	(.84)
Distributions from net realized gain	-	(.03)	(.03)	(.04)	(2.46)	(1.66)
Total distributions	-	(.26)	(.25)	(.33)	(2.95)	(2.50)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 14.54	$ 13.63	$ 16.77	$ 15.05	$ 12.17	$ 25.33
Total Return B,C,D	6.68%	(17.16)%	13.11%	26.53%	(43.83)%	17.41%
Ratios to Average Net Assets F,H
Expenses before reductions	.85% A	.85%	.86%	.88%	.87%	.85%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.88%	.87%	.85%
Expenses net of all reductions	.83% A	.83%	.83%	.84%	.84%	.82%
Net investment income (loss)	2.86% A	1.59%	1.41%	2.17%	2.45%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 612,482	$ 598,862	$ 779,501	$ 758,018	$ 703,357	$ 1,702,235
Portfolio turnover rate G	38% A	45%	50%	78%	77%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.58	$ 16.70	$ 14.99	$ 12.12	$ 25.23	$ 23.86
Income from Investment Operations
Net investment income (loss) E	.20	.24	.19	.26	.44	.43
Net realized and unrealized gain (loss)	.70	(3.12)	1.75	2.93	(10.61)	3.39
Total from investment operations	.90	(2.88)	1.94	3.19	(10.17)	3.82
Distributions from net investment income	-	(.21)	(.20)	(.28)	(.48)	(.79)
Distributions from net realized gain	-	(.03)	(.03)	(.04)	(2.46)	(1.66)
Total distributions	-	(.24)	(.23)	(.32)	(2.94)	(2.45)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 14.48	$ 13.58	$ 16.70	$ 14.99	$ 12.12	$ 25.23
Total Return B,C,D	6.63%	(17.23)%	12.99%	26.44%	(43.89)%	17.25%
Ratios to Average Net Assets F,H
Expenses before reductions	.95% A	.95%	.96%	.98%	.97%	.95%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.98%	.97%	.95%
Expenses net of all reductions	.93% A	.93%	.93%	.94%	.94%	.92%
Net investment income (loss)	2.76% A	1.49%	1.31%	2.07%	2.35%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,859	$ 108,921	$ 162,394	$ 171,252	$ 165,608	$ 366,777
Portfolio turnover rate G	38% A	45%	50%	78%	77%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.52	$ 16.62	$ 14.92	$ 12.07	$ 25.12	$ 23.75
Income from Investment Operations
Net investment income (loss) E	.19	.21	.17	.24	.40	.39
Net realized and unrealized gain (loss)	.69	(3.09)	1.74	2.91	(10.54)	3.37
Total from investment operations	.88	(2.88)	1.91	3.15	(10.14)	3.76
Distributions from net investment income	-	(.19)	(.18)	(.26)	(.45)	(.73)
Distributions from net realized gain	-	(.03)	(.03)	(.04)	(2.46)	(1.66)
Total distributions	-	(.22)	(.21)	(.30)	(2.91)	(2.39)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 14.40	$ 13.52	$ 16.62	$ 14.92	$ 12.07	$ 25.12
Total Return B,C,D	6.51%	(17.34)%	12.83%	26.22%	(43.96)%	17.05%
Ratios to Average Net Assets F,H
Expenses before reductions	1.09% A	1.10%	1.11%	1.12%	1.12%	1.10%
Expenses net of fee waivers, if any	1.09% A	1.10%	1.10%	1.12%	1.12%	1.10%
Expenses net of all reductions	1.08% A	1.08%	1.08%	1.09%	1.09%	1.07%
Net investment income (loss)	2.61% A	1.34%	1.16%	1.93%	2.21%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 339,510	$ 342,206	$ 461,033	$ 457,971	$ 414,492	$ 821,943
Portfolio turnover rate G	38% A	45%	50%	78%	77%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 16.73	$ 15.02	$ 12.14	$ 25.28	$ 23.92
Income from Investment Operations
Net investment income (loss) E	.21	.26	.21	.28	.46	.45
Net realized and unrealized gain (loss)	.70	(3.13)	1.75	2.93	(10.65)	3.41
Total from investment operations	.91	(2.87)	1.96	3.21	(10.19)	3.86
Distributions from net investment income	-	(.23)	(.22)	(.29)	(.49)	(.84)
Distributions from net realized gain	-	(.03)	(.03)	(.04)	(2.46)	(1.66)
Total distributions	-	(.26)	(.25)	(.33)	(2.95)	(2.50)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 14.51	$ 13.60	$ 16.73	$ 15.02	$ 12.14	$ 25.28
Total Return B,C,D	6.69%	(17.14)%	13.07%	26.60%	(43.84)%	17.40%
Ratios to Average Net Assets F,H
Expenses before reductions	.85% A	.85%	.86%	.88%	.87%	.85%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.88%	.87%	.85%
Expenses net of all reductions	.83% A	.83%	.83%	.84%	.84%	.82%
Net investment income (loss)	2.86% A	1.59%	1.41%	2.17%	2.46%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,345	$ 85,922	$ 122,655	$ 128,689	$ 118,749	$ 275,678
Portfolio turnover rate G	38% A	45%	50%	78%	77%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 16.68	$ 14.97	$ 12.10	$ 25.19	$ 23.83
Income from Investment Operations
Net investment income (loss) E	.20	.24	.19	.27	.43	.43
Net realized and unrealized gain (loss)	.69	(3.12)	1.75	2.92	(10.58)	3.38
Total from investment operations	.89	(2.88)	1.94	3.19	(10.15)	3.81
Distributions from net investment income	-	(.21)	(.20)	(.28)	(.48)	(.79)
Distributions from net realized gain	-	(.03)	(.03)	(.04)	(2.46)	(1.66)
Total distributions	-	(.24)	(.23)	(.32)	(2.94)	(2.45)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 14.45	$ 13.56	$ 16.68	$ 14.97	$ 12.10	$ 25.19
Total Return B,C,D	6.56%	(17.24)%	13.01%	26.49%	(43.88)%	17.23%
Ratios to Average Net Assets F,H
Expenses before reductions	.94% A	.95%	.96%	.97%	.96%	.94%
Expenses net of fee waivers, if any	.94% A	.94%	.95%	.97%	.96%	.94%
Expenses net of all reductions	.93% A	.93%	.93%	.94%	.94%	.92%
Net investment income (loss)	2.76% A	1.49%	1.31%	2.08%	2.36%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,482	$ 43,414	$ 60,617	$ 66,014	$ 61,825	$ 135,038
Portfolio turnover rate G	38% A	45%	50%	78%	77%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.40	$ 16.48	$ 14.80	$ 11.98	$ 24.95	$ 23.61
Income from Investment Operations
Net investment income (loss) E	.19	.21	.17	.25	.40	.39
Net realized and unrealized gain (loss)	.68	(3.07)	1.73	2.87	(10.46)	3.35
Total from investment operations	.87	(2.86)	1.90	3.12	(10.06)	3.74
Distributions from net investment income	-	(.19)	(.19)	(.26)	(.45)	(.74)
Distributions from net realized gain	-	(.03)	(.03)	(.04)	(2.46)	(1.66)
Total distributions	-	(.22)	(.22)	(.30)	(2.91)	(2.40)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 14.27	$ 13.40	$ 16.48	$ 14.80	$ 11.98	$ 24.95
Total Return B,C,D	6.49%	(17.33)%	12.82%	26.20%	(43.94)%	17.06%
Ratios to Average Net Assets F,H
Expenses before reductions	1.09% A	1.10%	1.11%	1.12%	1.11%	1.09%
Expenses net of fee waivers, if any	1.09% A	1.09%	1.10%	1.12%	1.11%	1.09%
Expenses net of all reductions	1.08% A	1.08%	1.08%	1.09%	1.09%	1.07%
Net investment income (loss)	2.61% A	1.34%	1.16%	1.93%	2.21%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,326	$ 58,968	$ 69,393	$ 64,200	$ 46,323	$ 95,871
Portfolio turnover rate G	38% A	45%	50%	78%	77%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 16.73	$ 15.01	$ 12.14	$ 25.27	$ 23.91
Income from Investment Operations
Net investment income (loss) E	.21	.24	.20	.27	.43	.42
Net realized and unrealized gain (loss)	.69	(3.12)	1.76	2.92	(10.62)	3.41
Total from investment operations	.90	(2.88)	1.96	3.19	(10.19)	3.83
Distributions from net investment income	-	(.22)	(.21)	(.28)	(.48)	(.81)
Distributions from net realized gain	-	(.03)	(.03)	(.04)	(2.46)	(1.66)
Total distributions	-	(.25)	(.24)	(.32)	(2.94)	(2.47)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 14.50	$ 13.60	$ 16.73	$ 15.01	$ 12.14	$ 25.27
Total Return B,C,D	6.62%	(17.22)%	13.07%	26.42%	(43.89)%	17.25%
Ratios to Average Net Assets F,H
Expenses before reductions	.93% A	.93%	.95%	.97%	.96%	.96%
Expenses net of fee waivers, if any	.93% A	.93%	.94%	.97%	.96%	.96%
Expenses net of all reductions	.92% A	.91%	.92%	.94%	.93%	.94%
Net investment income (loss)	2.77% A	1.51%	1.32%	2.08%	2.36%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,077	$ 152,810	$ 177,984	$ 148,806	$ 124,111	$ 229,829
Portfolio turnover rate G	38% A	45%	50%	78%	77%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 215,996,873
Gross unrealized depreciation	(192,858,385)
Net unrealized appreciation (depreciation) on securities and other investments	$ 23,138,488

Tax cost	$ 1,456,177,677

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (104,621,946)
2017	(280,447,470)
Total capital loss carryforward	$ (385,069,416)

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held by investors less than 60 days are subject to a redemption fee equal to 1% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $276,757,349 and $348,318,391, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 56,791
Service Class 2	449,695
Service Class R	22,901
Service Class 2R	78,940
$ 608,327

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 235,948
Service Class	41,871
Service Class 2	130,319
Initial Class R	33,021
Service Class R	16,110
Service Class 2R	22,205
Investor Class R	127,448
$ 606,922

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $620 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,189,333.38%		$ 197

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,215 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $873,291, including $127 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $96,705 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 9,935,133
Service Class	-	1,687,320
Service Class 2	-	4,694,383
Initial Class R	-	1,431,302
Service Class R	-	672,673
Service Class 2R	-	834,608
Investor Class R	-	2,404,591
Total	$ -	$ 21,660,010
From net realized gain
Initial Class	$ -	$ 1,379,086
Service Class	-	286,878
Service Class 2	-	827,775
Initial Class R	-	215,214
Service Class R	-	108,589
Service Class 2R	-	125,027
Investor Class R	-	321,219
Total	$ -	$ 3,263,788

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	2,995,261	5,097,862	$ 43,926,376	$ 81,025,708
Reinvestment of distributions	-	832,902	-	11,314,219
Shares redeemed	(4,808,992)	(8,473,195)	(71,987,134)	(137,488,847)
Net increase (decrease)	(1,813,731)	(2,542,431)	$ (28,060,758)	$ (45,148,920)
Service Class
Shares sold	138,334	534,926	$ 2,029,573	$ 8,440,397
Reinvestment of distributions	-	145,051	-	1,974,198
Shares redeemed	(779,175)	(2,381,130)	(11,515,515)	(38,838,120)
Net increase (decrease)	(640,841)	(1,701,153)	$ (9,485,942)	$ (28,423,525)
Service Class 2
Shares sold	779,499	3,042,278	$ 11,231,181	$ 47,105,875
Reinvestment of distributions	-	407,165	-	5,522,158
Shares redeemed	(2,522,113)	(5,867,222)	(37,510,849)	(93,897,989)
Net increase (decrease)	(1,742,614)	(2,417,779)	$ (26,279,668)	$ (41,269,956)
Initial Class R
Shares sold	109,939	381,782	$ 1,624,106	$ 6,067,099
Reinvestment of distributions	-	121,223	-	1,646,516
Shares redeemed	(614,238)	(1,514,903)	(9,105,044)	(24,431,217)
Net increase (decrease)	(504,299)	(1,011,898)	$ (7,480,938)	$ (16,717,602)
Service Class R
Shares sold	73,960	254,650	$ 1,086,025	$ 4,119,851
Reinvestment of distributions	-	57,620	-	781,262
Shares redeemed	(268,333)	(744,662)	(3,993,666)	(11,887,713)
Net increase (decrease)	(194,373)	(432,392)	$ (2,907,641)	$ (6,986,600)
Service Class 2R
Shares sold	159,830	782,450	$ 2,341,248	$ 11,400,821
Reinvestment of distributions	-	71,749	-	959,635
Shares redeemed	(335,194)	(662,036)	(4,928,393)	(10,765,925)
Net increase (decrease)	(175,364)	192,163	$ (2,587,145)	$ 1,594,531
Investor Class R
Shares sold	683,675	2,014,152	$ 9,919,450	$ 33,125,698
Reinvestment of distributions	-	201,469	-	2,725,810
Shares redeemed	(1,019,644)	(1,616,453)	(15,068,130)	(25,031,797)
Net increase (decrease)	(335,969)	599,168	$ (5,148,680)	$ 10,819,711

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 30% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRSR-SANN-0812
1.774855.110

Fidelity® Variable Insurance Products:
Value Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.72%
Actual		$ 1,000.00	$ 1,090.60	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.28	$ 3.62
Service Class	.81%
Actual		$ 1,000.00	$ 1,089.60	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.07
Service Class 2.98%
Actual		$ 1,000.00	$ 1,088.40	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,019.99	$ 4.92
Investor Class	.80%
Actual		$ 1,000.00	$ 1,089.70	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.9	3.0
Wells Fargo & Co.	2.8	2.7
General Electric Co.	2.6	3.0
JPMorgan Chase & Co.	2.5	2.8
Berkshire Hathaway, Inc. Class B	2.2	0.7
Occidental Petroleum Corp.	2.2	1.1
Merck & Co., Inc.	2.2	2.0
Royal Dutch Shell PLC Class A sponsored ADR	2.1	2.2
UnitedHealth Group, Inc.	1.7	1.0
McKesson Corp.	1.7	0.3
	24.9
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.4	23.1
Energy	15.7	14.3
Health Care	11.9	12.2
Consumer Discretionary	9.3	10.0
Industrials	8.9	8.6
Asset Allocation (% of fund's net assets)
As of June 30, 2012 *		As of December 31, 2011 **
	Stocks 99.9%		Stocks 99.3%
	Short-Term Investments and Net Other Assets (Liabilities) 0.1%		Short-Term Investments and Net Other Assets (Liabilities) 0.7%
* Foreign investments	19.4%	** Foreign investments	9.9%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 1.1%
Johnson Controls, Inc.	22,300	$ 617,933
Tenneco, Inc. (a)	32,700	877,014
		1,494,947
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	19,600	671,692
Household Durables - 0.9%
Lennar Corp. Class A (d)	39,100	1,208,581
Media - 4.2%
Cablevision Systems Corp. - NY Group Class A	89,000	1,182,810
Comcast Corp. Class A	44,300	1,416,271
The Walt Disney Co.	40,134	1,946,499
Time Warner, Inc.	36,400	1,401,400
		5,946,980
Multiline Retail - 0.8%
Target Corp.	19,500	1,134,705
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	15,200	1,036,944
Lowe's Companies, Inc.	54,300	1,544,292
		2,581,236
TOTAL CONSUMER DISCRETIONARY		13,038,141
CONSUMER STAPLES - 7.7%
Beverages - 0.9%
Anheuser-Busch InBev SA NV	15,631	1,232,368
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	25,400	1,186,942
Food Products - 2.6%
Bunge Ltd.	16,000	1,003,840
Flowers Foods, Inc.	37,000	859,510
The J.M. Smucker Co.	23,300	1,759,616
		3,622,966
Household Products - 2.3%
Procter & Gamble Co.	23,600	1,445,500
Reckitt Benckiser Group PLC	34,300	1,807,643
		3,253,143
Tobacco - 1.1%
British American Tobacco PLC sponsored ADR	14,900	1,521,588
TOTAL CONSUMER STAPLES		10,817,007
ENERGY - 15.7%
Energy Equipment & Services - 1.6%
Halliburton Co.	49,100	1,393,949
National Oilwell Varco, Inc.	13,500	869,940
		2,263,889

	Shares	Value
Oil, Gas & Consumable Fuels - 14.1%
Anadarko Petroleum Corp.	16,800	$ 1,112,160
Apache Corp.	9,900	870,111
Chesapeake Energy Corp.	37,500	697,500
Chevron Corp.	65,722	6,933,670
Energen Corp.	14,500	654,385
Marathon Petroleum Corp.	27,900	1,253,268
Nexen, Inc.	36,600	619,766
Occidental Petroleum Corp.	35,998	3,087,548
Royal Dutch Shell PLC Class A sponsored ADR (d)	43,647	2,943,117
Williams Companies, Inc.	55,900	1,611,038
		19,782,563
TOTAL ENERGY		22,046,452
FINANCIALS - 26.4%
Capital Markets - 3.0%
Ameriprise Financial, Inc.	16,400	857,064
Goldman Sachs Group, Inc.	7,708	738,889
Morgan Stanley	77,860	1,135,977
State Street Corp.	33,200	1,482,048
		4,213,978
Commercial Banks - 5.7%
CIT Group, Inc. (a)	21,070	750,935
Comerica, Inc.	33,000	1,013,430
U.S. Bancorp	71,534	2,300,533
Wells Fargo & Co.	115,526	3,863,189
		7,928,087
Consumer Finance - 1.2%
Capital One Financial Corp.	31,000	1,694,460
Diversified Financial Services - 4.1%
Citigroup, Inc.	84,447	2,314,692
JPMorgan Chase & Co.	97,619	3,487,927
		5,802,619
Insurance - 8.1%
AFLAC, Inc.	35,840	1,526,426
Aon PLC	35,400	1,656,012
Berkshire Hathaway, Inc. Class B (a)	37,600	3,133,208
MetLife, Inc.	23,800	734,230
Prudential Financial, Inc.	23,200	1,123,576
The Travelers Companies, Inc.	26,100	1,666,224
Validus Holdings Ltd.	49,757	1,593,717
		11,433,393
Real Estate Investment Trusts - 3.8%
American Tower Corp.	18,400	1,286,344
Extra Space Storage, Inc.	27,200	832,320
Prologis, Inc.	21,387	710,690
SL Green Realty Corp.	7,300	585,752
Ventas, Inc.	18,900	1,192,968
Weyerhaeuser Co.	34,200	764,712
		5,372,786
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.5%
Forest City Enterprises, Inc. Class A (a)	48,700	$ 711,020
TOTAL FINANCIALS		37,156,343
HEALTH CARE - 11.9%
Health Care Equipment & Supplies - 1.6%
Covidien PLC	20,500	1,096,750
Zimmer Holdings, Inc.	18,057	1,162,149
		2,258,899
Health Care Providers & Services - 3.4%
McKesson Corp.	24,839	2,328,656
UnitedHealth Group, Inc.	40,800	2,386,800
		4,715,456
Pharmaceuticals - 6.9%
GlaxoSmithKline PLC sponsored ADR	38,000	1,731,660
Johnson & Johnson	27,000	1,824,120
Merck & Co., Inc.	72,170	3,013,098
Novartis AG sponsored ADR	18,700	1,045,330
Sanofi SA sponsored ADR	56,500	2,134,570
		9,748,778
TOTAL HEALTH CARE		16,723,133
INDUSTRIALS - 8.9%
Aerospace & Defense - 0.6%
United Technologies Corp.	11,768	888,837
Building Products - 0.7%
Owens Corning (a)	33,375	952,523
Electrical Equipment - 0.5%
Regal-Beloit Corp.	11,300	703,538
Industrial Conglomerates - 2.6%
General Electric Co.	172,148	3,587,564
Machinery - 4.5%
Cummins, Inc.	15,271	1,479,913
Illinois Tool Works, Inc.	22,800	1,205,892
Ingersoll-Rand PLC	31,400	1,324,452
Parker Hannifin Corp.	16,000	1,230,080
Stanley Black & Decker, Inc.	16,600	1,068,376
		6,308,713
TOTAL INDUSTRIALS		12,441,175
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 2.2%
Cisco Systems, Inc.	119,200	2,046,664
Motorola Solutions, Inc.	20,000	962,200
		3,008,864

	Shares	Value
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	27,400	$ 898,994
TE Connectivity Ltd.	34,300	1,094,513
		1,993,507
IT Services - 2.6%
Accenture PLC Class A	28,800	1,730,592
Amdocs Ltd. (a)	34,500	1,025,340
Fiserv, Inc. (a)	12,800	924,416
		3,680,348
Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc.	28,300	1,066,061
Software - 1.4%
Microsoft Corp.	33,776	1,033,208
Oracle Corp.	32,500	965,250
		1,998,458
TOTAL INFORMATION TECHNOLOGY		11,747,238
MATERIALS - 4.2%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	19,200	1,550,016
Ashland, Inc.	15,200	1,053,512
LyondellBasell Industries NV Class A	34,600	1,393,342
		3,996,870
Containers & Packaging - 1.4%
Ball Corp.	18,300	751,215
Rock-Tenn Co. Class A	22,400	1,221,920
		1,973,135
TOTAL MATERIALS		5,970,005
TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
America Movil SAB de CV Series L sponsored ADR	25,900	674,954
Vodafone Group PLC sponsored ADR	39,700	1,118,746
		1,793,700
UTILITIES - 6.1%
Electric Utilities - 3.5%
Edison International	40,907	1,889,903
ITC Holdings Corp.	22,100	1,522,911
NextEra Energy, Inc.	22,100	1,520,701
		4,933,515
Multi-Utilities - 2.6%
PG&E Corp.	41,600	1,883,232
Sempra Energy	26,000	1,790,880
		3,674,112
TOTAL UTILITIES		8,607,627
TOTAL COMMON STOCKS (Cost $135,388,656)		140,340,821
Money Market Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	698,539	$ 698,539
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,187,930	1,187,930
TOTAL MONEY MARKET FUNDS (Cost $1,886,469)		1,886,469
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $137,275,125)	142,227,290
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(1,758,229)
NET ASSETS - 100%	$ 140,469,061
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,985
Fidelity Securities Lending Cash Central Fund	11,806
Total	$ 13,791
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,038,141	$ 13,038,141	$ -	$ -
Consumer Staples	10,817,007	9,584,639	1,232,368	-
Energy	22,046,452	22,046,452	-	-
Financials	37,156,343	37,156,343	-	-
Health Care	16,723,133	16,723,133	-	-
Industrials	12,441,175	12,441,175	-	-
Information Technology	11,747,238	11,747,238	-	-
Materials	5,970,005	5,970,005	-	-
Telecommunication Services	1,793,700	1,793,700	-	-
Utilities	8,607,627	8,607,627	-	-
Money Market Funds	1,886,469	1,886,469	-	-
Total Investments in Securities:	$ 142,227,290	$ 140,994,922	$ 1,232,368	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	80.6%
United Kingdom	7.7%
Ireland	2.9%
Bermuda	1.8%
Switzerland	1.5%
France	1.5%
Netherlands	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,223,550) - See accompanying schedule: Unaffiliated issuers (cost $135,388,656)	$ 140,340,821
Fidelity Central Funds (cost $1,886,469)	1,886,469
Total Investments (cost $137,275,125)		$ 142,227,290
Receivable for fund shares sold		42,084
Dividends receivable		242,572
Distributions receivable from Fidelity Central Funds		670
Other receivables		531
Total assets		142,513,147

Liabilities
Payable for fund shares redeemed	$ 743,450
Accrued management fee	64,740
Distribution and service plan fees payable	844
Other affiliated payables	19,137
Other payables and accrued expenses	27,985
Collateral on securities loaned, at value	1,187,930
Total liabilities		2,044,086

Net Assets		$ 140,469,061
Net Assets consist of:
Paid in capital		$ 143,540,491
Undistributed net investment income		1,329,109
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,352,689)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,952,150
Net Assets		$ 140,469,061

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($78,174,650 ÷ 6,764,764 shares)	$ 11.56

Service Class: Net Asset Value, offering price and redemption price per share ($209,615 ÷ 18,151 shares)	$ 11.55

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,678,162 ÷ 321,197 shares)	$ 11.45

Investor Class: Net Asset Value, offering price and redemption price per share ($58,406,634 ÷ 5,059,446 shares)	$ 11.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 1,927,923
Income from Fidelity Central Funds		13,791
Total income		1,941,714

Expenses
Management fee	$ 419,742
Transfer agent fees	87,397
Distribution and service plan fees	5,021
Accounting and security lending fees	29,452
Custodian fees and expenses	4,853
Independent trustees' compensation	485
Audit	25,092
Legal	331
Miscellaneous	708
Total expenses		573,081
Net investment income (loss)		1,368,633
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,920,720
Foreign currency transactions	(1,288)
Futures contracts	(33,520)
Total net realized gain (loss)		13,885,912
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,590,782)
Assets and liabilities in foreign currencies	115
Total change in net unrealized appreciation (depreciation)		(2,590,667)
Net gain (loss)		11,295,245
Net increase (decrease) in net assets resulting from operations		$ 12,663,878

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,368,633	$ 1,649,411
Net realized gain (loss)	13,885,912	4,621,100
Change in net unrealized appreciation (depreciation)	(2,590,667)	(9,787,553)
Net increase (decrease) in net assets resulting from operations	12,663,878	(3,517,042)
Distributions to shareholders from net investment income	-	(1,578,080)
Share transactions - net increase (decrease)	(16,595,624)	(1,789,127)
Total increase (decrease) in net assets	(3,931,746)	(6,884,249)

Net Assets
Beginning of period	144,400,807	151,285,056
End of period (including undistributed net investment income of $1,329,109 and distributions in excess of net investment income of $39,524, respectively)	$ 140,469,061	$ 144,400,807

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 11.00	$ 9.47	$ 6.69	$ 13.10	$ 14.28
Income from Investment Operations
Net investment income (loss) E	.11	.12	.13 H	.07	.13	.10
Net realized and unrealized gain (loss)	.85	(.40)	1.56	2.78	(6.07)	.22
Total from investment operations	.96	(.28)	1.69	2.85	(5.94)	.32
Distributions from net investment income	-	(.12)	(.15)	(.07)	(.10)	(.09)
Distributions from net realized gain	-	-	(.01)	-	(.37)	(1.41)
Total distributions	-	(.12)	(.16)	(.07)	(.47)	(1.50) J
Net asset value, end of period	$ 11.56	$ 10.60	$ 11.00	$ 9.47	$ 6.69	$ 13.10
Total Return B,C,D	9.06%	(2.51)%	17.82%	42.66%	(46.50)%	2.02%
Ratios to Average Net Assets F,I
Expenses before reductions	.72% A	.73%	.76%	.80%	.79%	.77%
Expenses net of fee waivers, if any	.72% A	.72%	.75%	.80%	.79%	.77%
Expenses net of all reductions	.72% A	.72%	.74%	.80%	.79%	.77%
Net investment income (loss)	1.86% A	1.14%	1.33% H	.95%	1.25%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,175	$ 82,980	$ 78,133	$ 64,198	$ 41,306	$ 52,544
Portfolio turnover rate G	148% A	79%	160%	73%	53%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.50 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $1.405 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.99	$ 9.46	$ 6.69	$ 13.06	$ 14.24
Income from Investment Operations
Net investment income (loss) E	.10	.12	.12 H	.06	.13	.09
Net realized and unrealized gain (loss)	.85	(.40)	1.56	2.77	(6.05)	.21
Total from investment operations	.95	(.28)	1.68	2.83	(5.92)	.30
Distributions from net investment income	-	(.11)	(.14)	(.06)	(.08)	(.08)
Distributions from net realized gain	-	-	(.01)	-	(.37)	(1.41)
Total distributions	-	(.11)	(.15)	(.06)	(.45)	(1.48) J
Net asset value, end of period	$ 11.55	$ 10.60	$ 10.99	$ 9.46	$ 6.69	$ 13.06
Total Return B,C,D	8.96%	(2.55)%	17.73%	42.35%	(46.49)%	1.92%
Ratios to Average Net Assets F,I
Expenses before reductions	.81% A	.81%	.84%	.91%	.88%	.86%
Expenses net of fee waivers, if any	.81% A	.81%	.83%	.91%	.88%	.86%
Expenses net of all reductions	.81% A	.81%	.83%	.90%	.88%	.86%
Net investment income (loss)	1.77% A	1.05%	1.24% H	.84%	1.17%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 210	$ 194	$ 258	$ 251	$ 293	$ 958
Portfolio turnover rate G	148% A	79%	160%	73%	53%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.48 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $1.405 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 10.90	$ 9.38	$ 6.63	$ 12.97	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.09	.10	.11 H	.05	.11	.06
Net realized and unrealized gain (loss)	.84	(.39)	1.53	2.75	(6.01)	.23
Total from investment operations	.93	(.29)	1.64	2.80	(5.90)	.29
Distributions from net investment income	-	(.09)	(.11)	(.05)	(.07)	(.06)
Distributions from net realized gain	-	-	(.01)	-	(.37)	(1.41)
Total distributions	-	(.09)	(.12)	(.05)	(.44)	(1.46) J
Net asset value, end of period	$ 11.45	$ 10.52	$ 10.90	$ 9.38	$ 6.63	$ 12.97
Total Return B,C,D	8.84%	(2.68)%	17.52%	42.32%	(46.68)%	1.86%
Ratios to Average Net Assets F,I
Expenses before reductions	.98% A	.98%	1.00%	1.05%	1.04%	1.02%
Expenses net of fee waivers, if any	.98% A	.97%	1.00%	1.05%	1.04%	1.02%
Expenses net of all reductions	.98% A	.97%	.99%	1.05%	1.04%	1.02%
Net investment income (loss)	1.60% A	.89%	1.08% H	.70%	1.01%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,678	$ 3,202	$ 8,652	$ 8,277	$ 4,941	$ 11,081
Portfolio turnover rate G	148% A	79%	160%	73%	53%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.46 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $1.405 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.99	$ 9.46	$ 6.69	$ 13.09	$ 14.26
Income from Investment Operations
Net investment income (loss) E	.10	.12	.12 H	.07	.12	.08
Net realized and unrealized gain (loss)	.85	(.41)	1.56	2.77	(6.06)	.23
Total from investment operations	.95	(.29)	1.68	2.84	(5.94)	.31
Distributions from net investment income	-	(.11)	(.14)	(.07)	(.09)	(.08)
Distributions from net realized gain	-	-	(.01)	-	(.37)	(1.41)
Total distributions	-	(.11)	(.15)	(.07)	(.46)	(1.48) J
Net asset value, end of period	$ 11.54	$ 10.59	$ 10.99	$ 9.46	$ 6.69	$ 13.09
Total Return B,C,D	8.97%	(2.59)%	17.74%	42.41%	(46.53)%	1.99%
Ratios to Average Net Assets F,I
Expenses before reductions	.80% A	.80%	.83%	.89%	.87%	.88%
Expenses net of fee waivers, if any	.80% A	.80%	.83%	.89%	.87%	.88%
Expenses net of all reductions	.80% A	.80%	.82%	.88%	.87%	.88%
Net investment income (loss)	1.78% A	1.06%	1.25% H	.86%	1.17%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,407	$ 58,025	$ 64,242	$ 56,380	$ 36,199	$ 61,052
Portfolio turnover rate G	148% A	79%	160%	73%	53%	52%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.48 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $1.405 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,782,467
Gross unrealized depreciation	(7,531,135)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,251,332

Tax cost	$ 137,975,958

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (4,706,288)
2017	(15,545,941)
2018	(2,066,509)
Total with expiration	$ (22,318,738)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market fluctuations.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end.

During the period the Fund recognized net realized gain (loss) of $(33,520) related to its investment in futures contracts. This amount is included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $109,033,350 and $123,373,766, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 104
Service Class 2	4,917
$ 5,021

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 36,042
Service Class	78
Service Class 2	1,790
Investor Class	49,487
$ 87,397

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,050 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $223 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the

Semiannual Report

8. Security Lending - continued

Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11,806. During the period, there were no securities loaned to FCM.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 919,631
Service Class	-	1,921
Service Class 2	-	50,543
Investor Class	-	605,985
Total	$ -	$ 1,578,080

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	761,577	2,216,092	$ 8,722,244	$ 24,201,146
Reinvestment of distributions	-	89,895	-	919,631
Shares redeemed	(1,826,461)	(1,580,332)	(20,742,042)	(17,459,004)
Net increase (decrease)	(1,064,884)	725,655	$ (12,019,798)	$ 7,661,773
Service Class
Shares sold	13	3,437	$ 160	$ 37,751
Reinvestment of distributions	-	188	-	1,921
Shares redeemed	(163)	(8,825)	(1,835)	(93,547)
Net increase (decrease)	(150)	(5,200)	$ (1,675)	$ (53,875)
Service Class 2
Shares sold	100,962	257,288	$ 1,135,921	$ 2,756,545
Reinvestment of distributions	-	4,980	-	50,543
Shares redeemed	(84,245)	(751,266)	(957,098)	(8,113,278)
Net increase (decrease)	16,717	(488,998)	$ 178,823	$ (5,306,190)
Investor Class
Shares sold	487,716	1,105,876	$ 5,524,035	$ 12,075,704
Reinvestment of distributions	-	59,236	-	605,985
Shares redeemed	(906,867)	(1,531,761)	(10,277,009)	(16,772,524)
Net increase (decrease)	(419,151)	(366,649)	$ (4,752,974)	$ (4,090,835)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP Freedom 2020 was the owner of record of approximately 24% of the total outstanding shares of the Fund. The VIP Freedom Funds were the owners of record, in the aggregate, of approximately 63% of the total outstanding shares of the Fund. In addition, FMR or its affiliates were the owners of record of 33% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPVAL-SANN-0812
1.761034.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 17, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 17, 2012